UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

HARBOR FUNDS

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

July 31, 2014

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 0.4%)

COMMON STOCKS—99.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—3.4%
3,444,656	Boeing Co.	$415,012
1,664,958	Precision Castparts Corp.	380,943

		795,955

AUTOMOBILES—1.1%
1,222,411	Tesla Motors Inc.*	272,964

BIOTECHNOLOGY—9.9%
2,335,577	Alexion Pharmaceuticals Inc.*	371,333
1,986,700	Biogen Idec Inc.*	664,333
5,443,267	Celgene Corp.*	474,381
4,454,577	Gilead Sciences Inc.*	407,816
1,553,522	Incyte Corp.*	73,901
321,098	Intercept Pharmaceuticals Inc.*	74,610
3,168,572	Vertex Pharmaceuticals Inc.*	281,718

		2,348,092

CAPITAL MARKETS—1.0%
7,210,530	Morgan Stanley	233,189

CHEMICALS—1.9%
3,881,562	Monsanto Co.	438,966

COMMUNICATIONS EQUIPMENT—0.7%
2,211,967	QUALCOMM Inc.	163,022

ENERGY EQUIPMENT & SERVICES—2.5%
5,447,354	Schlumberger Ltd.	590,439

FOOD & STAPLES RETAILING—1.5%
3,098,402	Costco Wholesale Corp.	364,186

FOOD PRODUCTS—2.1%
2,041,314	Mead Johnson Nutrition Co.	186,658
8,648,153	Mondelez International Inc.	311,333

		497,991

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
9,493,713	Abbott Laboratories	399,875

HOTELS, RESTAURANTS & LEISURE—5.7%
425,211	Chipotle Mexican Grill Inc.*	285,954
4,446,163	Dunkin’ Brands Group Inc.	190,563
3,042,747	Las Vegas Sands Corp.	224,707
4,433,723	Marriott International Inc.	286,906
4,656,909	Starbucks Corp.	361,749

		1,349,879

INTERNET & CATALOG RETAIL—7.4%
1,951,436	Amazon.com Inc.*	610,780
802,582	Netflix Inc.*	339,268
450,016	Priceline Group Inc.*	559,122
2,671,184	TripAdvisor Inc.*	253,335

		1,762,505

INTERNET SOFTWARE & SERVICES—10.5%
11,404,406	Facebook Inc.*	828,530
837,250	Google Inc. Class A*	485,228
849,681	Google Inc. Class C*	485,678
2,108,030	LinkedIn Corp.*	380,795
2,635,168	Pandora Media Inc.*	66,195
5,224,492	Twitter Inc.*	236,095

		2,482,521

IT SERVICES—6.5%
1,401,420	FleetCor Technologies Inc.*	186,095
11,000,515	MasterCard Inc.	815,688
2,496,896	Visa Inc.	526,870

		1,528,653

LIFE SCIENCES TOOLS & SERVICES—1.6%
2,417,513	Illumina Inc.*	386,584

MEDIA—4.0%
2,456,153	Discovery Communications Inc.*	209,289
7,802,744	Twenty-First Century Fox Inc.	247,191
5,579,175	Walt Disney Co.	479,139

		935,619

OIL, GAS & CONSUMABLE FUELS—3.0%
2,723,611	Concho Resources Inc.*	383,484
3,068,521	EOG Resources Inc.	335,819

		719,303

PHARMACEUTICALS—6.6%
1,422,215	Allergan Inc.	235,889
7,296,955	Bristol-Myers Squibb Co.	369,372
5,551,682	Merck & Co. Inc.	315,002
9,905,987	Novo Nordisk AS ADR (DEN)[1]	456,171
1,186,935	Perrigo Co. plc (IE)	178,574

		1,555,008

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
3,446,555	American Tower Corp.	$325,320

ROAD & RAIL—3.0%
1,934,063	Canadian Pacific Railway Ltd. (CAN)	367,375
3,496,500	Union Pacific Corp.	343,741

		711,116

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
3,013,367	ARM Holdings plc ADR (UK)[1]	128,852

SOFTWARE—7.7%
4,207,803	Adobe Systems Inc.*	290,801
1,883,141	FireEye Inc.*	66,852
5,871,150	Red Hat Inc.*	341,231
7,419,748	Salesforce.com Inc.*	402,521
3,905,209	Splunk Inc.*	183,623
3,029,681	VMware Inc.*	301,029
2,680,937	Workday Inc.*	224,770

		1,810,827

SPECIALTY RETAIL—5.2%
14,053,425	Inditex SA (SP)	410,542
1,528,313	O’Reilly Automotive Inc.*	229,247
2,660,735	Tiffany & Co.	259,714
6,303,838	TJX Cos. Inc.	335,932

		1,235,435

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.3%
13,025,819	Apple Inc.	1,244,878

TEXTILES, APPAREL & LUXURY GOODS—5.4%
4,318,355	Luxottica Group SpA (IT)	238,240
2,680,737	Michael Kors Holdings Ltd.*	218,426
6,162,513	NIKE Inc.	475,315
5,099,162	Under Armour Inc.*	340,369

		1,272,350

TOTAL COMMON STOCKS (Cost $15,400,170)		23,553,529

SHORT-TERM INVESTMENTS—1.0%
(Cost $232,959)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$232,959	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $237,620)	232,959

TOTAL INVESTMENTS—100.6% (Cost $15,633,129)		23,786,488

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(146,915)

TOTAL NET ASSETS—100.0%		$23,639,573

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$795,955	$—	$—	$795,955
Automobiles	272,964	—	—	272,964
Biotechnology	2,348,092	—	—	2,348,092
Capital Markets	233,189	—	—	233,189
Chemicals	438,966	—	—	438,966
Communications Equipment	163,022	—	—	163,022
Energy Equipment & Services	590,439	—	—	590,439
Food & Staples Retailing	364,186	—	—	364,186
Food Products	497,991	—	—	497,991
Health Care Equipment & Supplies	399,875	—	—	399,875
Hotels, Restaurants & Leisure	1,349,879	—	—	1,349,879
Internet & Catalog Retail	1,762,505	—	—	1,762,505
Internet Software & Services	2,482,521	—	—	2,482,521
IT Services	1,528,653	—	—	1,528,653
Life Sciences Tools & Services	386,584	—	—	386,584
Media	935,619	—	—	935,619
Oil, Gas & Consumable Fuels	719,303	—	—	719,303
Pharmaceuticals	1,555,008	—	—	1,555,008
Real Estate Investment Trusts (REITs)	325,320	—	—	325,320
Road & Rail	711,116	—	—	711,116
Semiconductors & Semiconductor Equipment	128,852	—	—	128,852
Software	1,810,827	—	—	1,810,827
Specialty Retail	824,893	410,542	—	1,235,435
Technology Hardware, Storage & Peripherals	1,244,878	—	—	1,244,878
Textiles, Apparel & Luxury Goods	1,034,110	238,240	—	1,272,350

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreements	$—	$232,959	$—	$232,959

Total Investments in Securities	$22,904,747	$881,741	$—	$23,786,488

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2014 (000s)
Preferred Stocks
Aerospace & Defense	$890	$—	$(908)	$—	$10	$8	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada

DEN	Denmark

IE	Ireland

IT	Italy

SP	Spain

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.6%)

COMMON STOCKS—98.4%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.4%
358,755	DigitalGlobe Inc.*	$9,382
229,977	Textron Inc.	8,364

		17,746

AIRLINES—0.8%
84,477	Spirit Airlines Inc.*	5,526

AUTO COMPONENTS—0.7%
84,402	Tenneco Inc.*	5,376

AUTOMOBILES—1.4%
169,994	Harley-Davidson Inc.	10,509

BIOTECHNOLOGY—2.4%
35,752	Alnylam Pharmaceuticals Inc.*	1,932
44,236	Cubist Pharmaceuticals Inc.*	2,694
70,446	Incyte Corp.*	3,351
104,420	NPS Pharmaceuticals Inc.*	2,918
20,929	Regeneron Pharmaceuticals Inc.*	6,618

		17,513

BUILDING PRODUCTS—0.9%
136,309	Armstrong World Industries Inc.*	6,636

CAPITAL MARKETS—1.2%
205,095	Julius Baer Group Ltd. (SWS)*	8,701

CHEMICALS—1.3%
376,259	Platform Specialty Products Corp.*	9,297

COMMERCIAL SERVICES & SUPPLIES—1.2%
155,477	Clean Harbors Inc.*	8,960

COMMUNICATIONS EQUIPMENT—3.7%
101,342	F5 Networks Inc.*	11,410
324,200	Nomad Holdings Ltd. (VG)*	3,368
88,654	Palo Alto Networks Inc.*	7,168
136,454	Ubiquiti Networks Inc.*	5,217

		27,163

CONSTRUCTION & ENGINEERING—1.6%
332,220	AECOM Technology Corp.*	11,279

CONSTRUCTION MATERIALS—1.8%
82,933	Eagle Materials Inc.	7,532
43,259	Martin Marietta Materials Inc.	5,374

		12,906

ELECTRICAL EQUIPMENT—1.2%
81,561	Acuity Brands Inc.	8,749

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
216,539	Cognex Corp.*	8,874
120,490	TE Connectivity Ltd. (SWS)	7,457

		16,331

FOOD & STAPLES RETAILING—1.3%
180,707	Sprouts Farmers Market Inc.*	5,513
111,289	Whole Foods Market Inc.	4,254

		9,767

FOOD PRODUCTS—2.0%
90,728	Keurig Green Mountain Inc.	10,822
123,393	WhiteWave Foods Co.*	3,676

		14,498

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
317,747	DexCom Inc.*	$11,973
104,958	HeartWare International Inc.*	8,838
261,734	Insulet Corp.*	9,250

		30,061

HEALTH CARE PROVIDERS & SERVICES—2.4%
253,732	Envision Healthcare Holdings Inc.*	9,071
150,585	Team Health Holdings Inc.*	8,516

		17,587

HEALTH CARE TECHNOLOGY—1.2%
23,300	Cerner Corp.*	1,286
308,667	Veeva Systems Inc.*	7,346

		8,632

HOTELS, RESTAURANTS & LEISURE—8.8%
398,690	Bloomin’ Brands Inc.*	7,810
57,115	Buffalo Wild Wings Inc.*	8,300
13,613	Chipotle Mexican Grill Inc.*	9,155
358,998	Diamond Resorts International Inc.*	8,961
77,935	Panera Bread Co.*	11,480
131,422	Starwood Hotels & Resorts Worldwide Inc.	10,098
103,489	Wyndham Worldwide Corp.	7,819

		63,623

HOUSEHOLD DURABLES—3.9%
82,374	Harman International Industries Inc.	8,942
181,544	Lennar Corp.	6,577
89,518	Whirlpool Corp.	12,769

		28,288

HOUSEHOLD PRODUCTS—1.0%
88,358	Spectrum Brands Holdings Inc.	7,369

INSURANCE—2.1%
362,309	Assured Guaranty Ltd. (BM)	8,087
227,339	XL Group plc (IE)	7,329

		15,416

INTERNET & CATALOG RETAIL—2.1%
35,551	Netflix Inc.*	15,028

INTERNET SOFTWARE & SERVICES—4.3%
186,637	Akamai Technologies Inc.*	11,015
41,727	CoStar Group Inc.*	5,997
89,474	Shutterstock Inc.*	6,974
104,494	Yelp Inc.*	7,018

		31,004

LIFE SCIENCES TOOLS & SERVICES—1.1%
95,001	Covance Inc.*	7,972

MACHINERY—0.9%
83,754	Pall Corp.	6,488

MEDIA—1.0%
8,024	DreamWorks Animation SKG Inc.*	160
266,933	Imax Corp. (CAN)*	7,018

		7,178

OIL, GAS & CONSUMABLE FUELS—4.4%
115,219	Diamondback Energy Inc.*	9,475
119,102	Energen Corp.	9,722
56,082	Pioneer Natural Resources Co.	12,420

		31,617

PERSONAL PRODUCTS—0.6%
257,388	Coty Inc.	4,404

PHARMACEUTICALS—4.8%
65,211	Actavis plc (IE)*	13,972
125,400	Ono Pharmaceutical Co. Ltd. (JP)	10,608
75,508	Salix Pharmaceuticals Ltd.*	9,960

		34,540

PROFESSIONAL SERVICES—4.5%
109,005	IHS Inc.*	14,320
123,377	Manpowergroup Inc.	9,610
196,060	Nielsen NV	9,040

		32,970

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
251,924	CBRE Group Inc.*	7,769

ROAD & RAIL—2.4%
66,510	Kansas City Southern	7,254
94,552	Landstar System Inc.	6,253
182,564	Swift Transportation Corp.*	3,733

		17,240

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
79,462	First Solar Inc.*	5,015
222,643	NXP Semiconductor NV (NET)*	13,882
256,266	SunEdison Inc.*	5,125

		24,022

SOFTWARE—9.2%
479,112	Activision Blizzard Inc.	10,723
263,471	Autodesk Inc.*	14,056
559,708	Cadence Design Systems Inc.*	9,420
132,098	Concur Technologies Inc.*	12,280
201,784	FleetMatics Group plc (IE)*	6,374
21,000	ServiceNow Inc.*	1,235
115,632	Solera Holdings Inc.	7,400
60,248	Tyler Technologies Inc.*	5,466

		66,954

SPECIALTY RETAIL—2.8%
56,836	Advance Auto Parts Inc.	6,884
96,636	Ross Stores Inc.	6,223
73,702	Signet Jewelers Ltd. (BM)	7,502

		20,609

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.1%
85,694	SanDisk Corp.	7,859

TEXTILES, APPAREL & LUXURY GOODS—2.9%
198,098	Kate Spade & Co.*	7,494
2,555,130	Samsonite International SA (HK)	7,918
162,010	Vince Holding Corp.*	5,475

		20,887

TRADING COMPANIES & DISTRIBUTORS—2.3%
407,679	HD Supply Holdings Inc.*	10,363
80,971	WESCO International Inc.*	6,356

		16,719

TOTAL COMMON STOCKS (Cost $618,120)		715,193

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

RIGHTS/WARRANTS—0.0%
(Cost $3)

No. of Contracts		Value (000s)
COMMUNICATIONS EQUIPMENT—0.0%
324,200	Nomad Holdings Ltd. (VG) 04/10/2017	$144

SHORT-TERM INVESTMENTS—1.8%
(Cost $13,013)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$13,013	Repurchase Agreement with Bank of America dated July 31, 2014 due August 01, 2014 at 0.070% collateralized by U.S. Treasury Notes (market value $13,271)	13,013

TOTAL INVESTMENTS—100.2% (Cost $631,136)		728,350

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(1,388)

TOTAL NET ASSETS—100.0%		$726,962

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$17,746	$—	$—	$17,746
Airlines	5,526	—	—	5,526
Auto Components	5,376	—	—	5,376
Automobiles	10,509	—	—	10,509
Biotechnology	17,513	—	—	17,513
Building Products	6,636	—	—	6,636
Capital Markets	—	8,701	—	8,701
Chemicals	9,297	—	—	9,297
Commercial Services & Supplies	8,960	—	—	8,960
Communications Equipment	23,795	3,368	—	27,163
Construction & Engineering	11,279	—	—	11,279
Construction Materials	12,906	—	—	12,906
Electrical Equipment	8,749	—	—	8,749
Electronic Equipment, Instruments & Components	16,331	—	—	16,331
Food & Staples Retailing	9,767	—	—	9,767
Food Products	14,498	—	—	14,498
Health Care Equipment & Supplies	30,061	—	—	30,061
Health Care Providers & Services	17,587	—	—	17,587
Health Care Technology	8,632	—	—	8,632
Hotels, Restaurants & Leisure	63,623	—	—	63,623
Household Durables	28,288	—	—	28,288
Household Products	7,369	—	—	7,369
Insurance	15,416	—	—	15,416
Internet & Catalog Retail	15,028	—	—	15,028
Internet Software & Services	31,004	—	—	31,004
Life Sciences Tools & Services	7,972	—	—	7,972
Machinery	6,488	—	—	6,488
Media	7,178	—	—	7,178
Oil, Gas & Consumable Fuels	31,617	—	—	31,617
Personal Products	4,404	—	—	4,404
Pharmaceuticals	23,932	10,608	—	34,540
Professional Services	32,970	—	—	32,970
Real Estate Management & Development	7,769	—	—	7,769
Road & Rail	17,240	—	—	17,240
Semiconductors & Semiconductor Equipment	24,022	—	—	24,022
Software	66,954	—	—	66,954
Specialty Retail	20,609	—	—	20,609
Technology Hardware, Storage & Peripherals	7,859	—	—	7,859
Textiles, Apparel & Luxury Goods	12,969	7,918	—	20,887
Trading Companies & Distributors	16,719	—	—	16,719
Rights/Warrants
Communications Equipment	144	—	—	144

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreements	$—	$13,013	$—	$13,013

Total Investments in Securities	$684,742	$43,608	$—	$728,350

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2014 (000s)
Common Stocks	$7,615	$—	$(672)	$—	$170	$1,180	$—	$(8,293)[h]	$—
Rights/Warrants	32	—	—	—	—	192	—	(224)[h]	—

	$7,647	$—	$(672	$—	$170	$1,372	$—	$(8,517)	$—

There were no transfers between levels 1 and 2 during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$144	$—

*	Non-income producing security

h	Transformed from Level 3 to Level 1 due to availability of quoted prices from an active market for pricing input.

BM	Bermuda

CAN	Canada

HK	Hong Kong

IE	Ireland

JP	Japan

NET	Netherlands

SWS	Switzerland

VG	Virgin Islands

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.3%)

COMMON STOCKS—94.7%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.5%
236,250	Hexcel Corp.*	$8,800

AIR FREIGHT & LOGISTICS—2.0%
378,626	XPO Logistics Inc.*	11,696

AIRLINES—1.0%
544,520	JetBlue Airways Corp.*	5,837

BANKS—1.6%
274,710	East West Bancorp Inc.	9,357

BIOTECHNOLOGY—9.7%
223,910	ACADIA Pharmaceuticals Inc.*	4,539
311,330	Aegerion Pharmaceuticals Inc.*	10,464
489,260	Anacor Pharmaceuticals Inc.*	8,146
408,692	ChemoCentryx Inc.*	2,248
241,370	Cubist Pharmaceuticals Inc.*	14,699
4,526,788	Dynavax Technologies Corp.*	6,700
280,030	Prothena Corp. plc (IE)*	4,861
221,850	PTC Therapeutics Inc.*	5,861

		57,518

CAPITAL MARKETS—3.2%
683,820	BGC Partners Inc.	5,354
113,760	LPL Financial Holdings Inc.	5,401
179,990	Stifel Financial Corp.*	8,242

		18,997

CHEMICALS—3.7%
355,100	Chemtura Corp.*	8,260
265,303	PolyOne Corp.	10,068
239,330	Trinseo SA (LUX)*	3,990

		22,318

COMMERCIAL SERVICES & SUPPLIES—4.8%
195,550	Civeo Corp.*	4,967
270,601	Herman Miller Inc.	7,912
601,381	Interface Inc.	9,532
398,262	Steelcase Inc.	6,014

		28,425

COMMUNICATIONS EQUIPMENT—1.2%
561,050	Ruckus Wireless Inc.*	7,243

DIVERSIFIED CONSUMER SERVICES—2.3%
188,580	Bright Horizons Family Solutions Inc.*	7,839
146,660	Sotheby’s	5,815

		13,654

DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
222,550	Cogent Communications Group Inc.	7,725

ELECTRICAL EQUIPMENT—0.8%
76,007	Power Solutions International Inc.*	4,643

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
241,300	Benchmark Electronics Inc.*	5,827

ENERGY EQUIPMENT & SERVICES—2.8%
140,910	Oil States International Inc.*	8,637
240,960	Superior Energy Services Inc.	8,096

		16,733

FOOD PRODUCTS—1.1%
226,440	B&G Foods Inc.	6,356

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—5.1%
103,910	Cyberonics Inc.*	$6,180
306,496	Masimo Corp.*	7,380
119,666	STERIS Corp.	6,089
344,856	Wright Medical Group Inc.*	10,628

		30,277

HEALTH CARE PROVIDERS & SERVICES—5.6%
231,105	ExamWorks Group Inc.*	8,156
73,134	MWI Veterinary Supply Inc.*	10,331
264,018	Team Health Holdings Inc.*	14,930

		33,417

HOTELS, RESTAURANTS & LEISURE—1.3%
244,440	Del Frisco’s Restaurant Group Inc.*	5,211
68,320	Extended Stay America Inc.	1,540
96,183	Penn National Gaming Inc.*	1,008

		7,759

HOUSEHOLD DURABLES—1.1%
848,000	Standard Pacific Corp.*	6,394

INSURANCE—1.7%
527,330	CNO Financial Group Inc.	8,532
87,960	National General Holdings Corp.	1,532

		10,064

INTERNET & CATALOG RETAIL—1.5%
181,220	Shutterfly Inc.*	8,938

INTERNET SOFTWARE & SERVICES—1.9%
51,530	Cornerstone OnDemand Inc.*	2,156
38,247	CoStar Group Inc.*	5,497
120,280	Rackspace Hosting Inc.*	3,644

		11,297

IT SERVICES—3.4%
334,746	InterXion Holding NV (NET)*	9,105
101,253	WEX Inc.*	10,927

		20,032

LEISURE PRODUCTS—0.5%
153,000	Malibu Boats Inc.*	2,945

LIFE SCIENCES TOOLS & SERVICES—2.9%
328,299	ICON plc (IE)*	17,006

MEDIA—0.4%
469,851	Cumulus Media Inc.*	2,434

METALS & MINING—0.8%
115,980	Timkensteel Corp.*	5,046

OIL, GAS & CONSUMABLE FUELS—4.5%
199,012	Navigator Holdings Ltd. (UK)*	5,543
244,270	Tesoro Corp.	15,032
148,910	Western Refining Inc.	6,099

		26,674

PAPER & FOREST PRODUCTS—1.7%
350,122	KapStone Paper and Packaging Corp.*	10,413

PROFESSIONAL SERVICES—3.0%
115,138	Corporate Executive Board Co.	7,146
179,279	Huron Consulting Group Inc.*	10,836

		17,982

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
309,065	Alexander & Baldwin Inc.	11,797

ROAD & RAIL—2.5%
230,800	ArcBest Corp.	7,323
297,240	Werner Enterprises Inc.	7,306

		14,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
203,299	Cavium Inc.*	9,484
303,193	Fairchild Semiconductor International Inc.*	4,614
54,000	Ultratech Inc.*	1,279

		15,377

SOFTWARE—5.0%
138,819	A10 Networks Inc.*	1,499
320,326	Cadence Design Systems Inc.*	5,391
451,820	Fortinet Inc.*	11,092
236,460	Qlik Technologies Inc.*	6,257
42,849	Ultimate Software Group Inc.*	5,781

		30,020

SPECIALTY RETAIL—4.2%
106,979	Five Below Inc.*	3,918
97,980	Lithia Motors Inc.	8,706
153,410	Restoration Hardware Holdings Inc.*	12,547

		25,171

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.1%
144,610	Electronics For Imaging Inc.*	6,373

TEXTILES, APPAREL & LUXURY GOODS—1.0%
394,787	Crocs Inc.*	6,265

TRADING COMPANIES & DISTRIBUTORS—2.9%
110,569	Rush Enterprises Inc.*	3,896
149,115	Watsco Inc.	13,356

		17,252

TOTAL COMMON STOCKS (Cost $458,245)		562,691

SHORT-TERM INVESTMENTS—3.0%
(Cost $17,671)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$17,671	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $18,026)	17,671

TOTAL INVESTMENTS—97.7% (Cost $475,916)		580,362

CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		13,611

TOTAL NET ASSETS—100.0%		$593,973

9

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $17,671 are classified as Level 2. All other holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

IE	Ireland

LUX	Luxembourg

NET	Netherlands

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.3%)

COMMON STOCKS—97.7%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.1%
11,610	DigitalGlobe Inc.*	$304

AIR FREIGHT & LOGISTICS—1.8%
3,977	Park-Ohio Holdings Corp.	236
8,119	XPO Logistics Inc.*	251

		487

AUTO COMPONENTS—0.6%
10,429	Fox Factory Holding Corp.*	155

BANKS—0.8%
3,476	South State Corp.	202

BIOTECHNOLOGY—0.9%
44,299	ARIAD Pharmaceuticals Inc.*	255

BUILDING PRODUCTS—1.7%
8,691	Advanced Drainage Systems Inc.*	135
5,245	American Woodmark Corp.*	154
1,986	Nortek Inc.*	159

		448

CAPITAL MARKETS—0.8%
8,314	Marcus & Millichap Inc.*	204

COMMERCIAL SERVICES & SUPPLIES—2.9%
5,083	Healthcare Services Group Inc.	133
36,564	InnerWorkings Inc.*	298
8,792	Mobile Mini Inc.	332

		763

COMMUNICATIONS EQUIPMENT—4.6%
27,769	Aruba Networks Inc.*	496
11,314	Finisar Corp.*	223
23,467	Ixia*	251
25,587	Procera Networks Inc.*	256

		1,226

CONSTRUCTION MATERIALS—0.9%
5,381	Caesarstone Sdot-Yam Ltd. (IL)*	233

CONSUMER FINANCE—1.1%
6,745	Encore Capital Group Inc.*	287

DIVERSIFIED CONSUMER SERVICES—0.7%
8,391	K12 Inc.*	196

DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
28,590	Iridium Communications Inc.*	234

ELECTRICAL EQUIPMENT—0.9%
3,784	Power Solutions International Inc.*	231

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
8,570	InvenSense Inc.*	197
7,149	OSI Systems Inc.*	474

		671

FOOD PRODUCTS—0.7%
16,348	Boulder Brands Inc.*	186

HEALTH CARE EQUIPMENT & SUPPLIES—8.1%
35,440	Accuray Inc.*	279
47,664	Cerus Corp.*	168
2,577	Cyberonics Inc.*	153
14,117	Cynosure Inc.*	321
17,156	Endologix Inc.*	243
3,755	Integra Lifesciences Holding Corp.*	178
13,532	Merit Medical Systems Inc.*	174
3,792	STERIS Corp.	193
6,576	Thoratec Corp.*	214
15,757	Veracyte Inc.*	225

		2,148

11

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE PROVIDERS & SERVICES—3.3%
14,122	AMN Healthcare Services Inc.*	$185
9,821	Capital Senior Living Corp.*	242
12,525	ExamWorks Group Inc.*	442

		869

HEALTH CARE TECHNOLOGY—2.2%
13,469	Allscripts Healthcare Solutions Inc.*	214
10,359	HMS Holdings Corp.*	191
12,567	Quality Systems Inc.	195

		600

HOTELS, RESTAURANTS & LEISURE—6.2%
20,545	Belmond Ltd. (BM)*	255
1,918	Churchill Downs Inc.	166
7,134	Del Frisco’s Restaurant Group Inc.*	152
10,621	La Quinta Holdings Inc.*	200
6,977	Multimedia Games Holding Co. Inc.*	168
4,748	Popeyes Louisiana Kitchen Inc.*	191
3,279	Red Robin Gourmet Burgers Inc.*	211
4,082	Vail Resorts Inc.	308

		1,651

INSURANCE—2.6%
7,118	AmTrust Financial Services Inc.	303
5,082	Argo Group International Holdings Ltd. (BM)	253
6,509	eHealth Inc.*	135

		691

INTERNET & CATALOG RETAIL—3.8%
15,305	RetailMeNot Inc.*	374
13,079	Shutterfly Inc.*	645

		1,019

INTERNET SOFTWARE & SERVICES—8.5%
10,824	Dealertrack Technologies Inc.*	407
26,846	Gogo Inc.*	435
9,437	LogMeIn Inc.*	384
14,815	Perficient Inc.*	252
11,874	Textura Corp.*	296
9,856	WebMD Health Corp.*	491

		2,265

IT SERVICES—5.4%
6,853	Blackhawk Network Holdings Inc.*	191
9,752	ExlService Holdings Inc.*	273
7,486	Heartland Payment Systems Inc.	356
9,729	InterXion Holding NV (NET)*	265
17,335	WNS Holdings Ltd. ADR (IND)*,1	349

		1,434

LIFE SCIENCES TOOLS & SERVICES—0.8%
7,923	Fluidigm Corp.*	227

MACHINERY—5.2%
12,985	ARC Group Worldwide Inc.*	193
6,382	Barnes Group Inc.	218
5,242	CIRCOR International Inc.	377
25,245	Mueller Water Products Inc.	196
12,658	TriMas Corp.*	401

		1,385

MULTILINE RETAIL—1.0%
16,918	Tuesday Morning Corp.*	278

OIL, GAS & CONSUMABLE FUELS—3.2%
4,602	Bonanza Creek Energy Inc.*	258
9,359	Goodrich Petroleum Corp.*	180
6,380	Matador Resources Co.*	173
OIL, GAS & CONSUMABLE FUELS—Continued
4,628	PDC Energy Inc.*	251

		862

PHARMACEUTICALS—1.9%
13,692	Auxilium Pharmaceuticals Inc.*	274
10,566	Medicines Co.*	247

		521

PROFESSIONAL SERVICES—7.3%
4,282	Corporate Executive Board Co.	266
17,978	Korn/Ferry International*	529
18,530	On Assignment Inc.*	501
8,785	TrueBlue Inc.*	237
9,782	WageWorks Inc.*	408

		1,941

ROAD & RAIL—2.2%
22,475	Quality Distribution Inc.*	300
11,699	Roadrunner Transportation Systems Inc.*	294

		594

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
13,189	Microsemi Corp.*	316

SOFTWARE—6.2%
9,355	FleetMatics Group plc (IE)*	296
11,594	Qlik Technologies Inc.*	307
19,881	Synchronoss Technologies Inc.*	803
19,045	TiVo Inc.*	256

		1,662

SPECIALTY RETAIL—2.0%
2,948	Lithia Motors Inc.	262
2,316	Restoration Hardware Holdings Inc.*	190
3,728	Select Comfort Corp.*	75

		527

TEXTILES, APPAREL & LUXURY GOODS—1.2%
7,791	Movado Group Inc.	319

THRIFTS & MORTGAGE FINANCE—0.5%
7,466	Essent Group Ltd. (BM)*	136

TRADING COMPANIES & DISTRIBUTORS—2.0%
9,885	H&E Equipment Services Inc.	358
14,432	Houston Wire & Cable Co.	173

		531

TOTAL COMMON STOCKS (Cost $26,665)		26,058

SHORT-TERM INVESTMENTS—2.9%
(Cost $767)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$767	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $783)	767

TOTAL INVESTMENTS—100.6% (Cost $27,432)		26,825

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(167)

TOTAL NET ASSETS—100.0%		$26,658

12

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $767 are classified as Level 2. All other holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at February 1, 2014 or July 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda

IE	Ireland

IL	Israel

IND	India

NET	Netherlands

The accompanying notes are an integral part of the Portfolio of Investments.

13

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.6%)

COMMON STOCKS—97.4%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.3%
48,000	General Dynamics Corp.	$5,605

BANKS—14.6%
648,342	Banco Santander SA ADR (SP)[1]	6,464
457,000	Bank of America Corp.	6,969
111,000	First Republic Bank	5,186
119,000	JP Morgan Chase & Co.	6,863
43,000	M&T Bank Corp.	5,224
850,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	5,015

		35,721

BEVERAGES—2.4%
48,800	Diageo plc ADR (UK)[1]	5,867

CHEMICALS—5.2%
122,600	Dow Chemical Co.	6,261
60,000	Ecolab Inc.	6,512

		12,773

CONSTRUCTION MATERIALS—2.3%
45,700	Martin Marietta Materials Inc.	5,677

ELECTRIC UTILITIES—2.7%
180,200	ITC Holdings Corp.	6,505

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
130,000	TE Connectivity Ltd. (SWS)	8,046

ENERGY EQUIPMENT & SERVICES—3.1%
111,100	Halliburton Co.	7,665

FOOD & STAPLES RETAILING—2.8%
100,000	Walgreen Co.	6,877

FOOD PRODUCTS—8.6%
95,000	General Mills Inc.	4,764
49,000	Hershey Co.	4,320
159,000	Mondelez International Inc.	5,724
154,000	Unilever NV (NET)	6,334

		21,142

HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
116,000	Medtronic Inc.	7,162

HOUSEHOLD DURABLES—2.5%
168,000	Lennar Corp.	6,087

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.9%
325,000	AES Corp.	4,748

INDUSTRIAL CONGLOMERATES—2.4%
232,000	General Electric Co.	5,835

INTERNET SOFTWARE & SERVICES—3.1%
143,000	eBay Inc.*	7,550

MACHINERY—6.0%
52,500	Deere & Co.	4,468
67,000	Illinois Tool Works Inc.	5,519
104,000	Oshkosh Corp.	4,807

		14,794

MEDIA—3.7%
13,162	Time Inc.*	317
105,300	Time Warner Inc.	8,742

		9,059

OIL, GAS & CONSUMABLE FUELS—5.8%
97,200	Phillips 66	7,884
29,000	Pioneer Natural Resources Co.	6,422

		14,306

PERSONAL PRODUCTS—1.9%
277,000	Coty Inc.	4,739

PHARMACEUTICALS—4.6%
119,000	AbbVie Inc.	6,228
93,142	Hospira Inc.*	5,167

		11,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
122,000	Texas Instruments Inc.	5,643

SOFTWARE—7.6%
95,000	Adobe Systems Inc.*	6,565
154,000	Microsoft Corp.	6,647
136,000	Oracle Corp.	5,493

		18,705

SPECIALTY RETAIL—2.8%
84,500	Home Depot Inc.	6,832

14

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
217,000	EMC Corp.	$6,358

TOTAL COMMON STOCKS (Cost $176,243)		239,091

SHORT-TERM INVESTMENTS—2.8%
(Cost $6,766)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$6,766	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $6,905)	6,766

TOTAL INVESTMENTS—100.2% (Cost $183,009)		245,857

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(396)

TOTAL NET ASSETS—100.0%		$245,461

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $6,766 are classified as Level 2. All other holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

JP	Japan

NET	Netherlands

SP	Spain

SWS	Switzerland

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.8%)

COMMON STOCKS—98.2%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.5%
11,300	Engility Holdings Inc.*	$391
63,200	Exelis Inc.	1,064
19,300	L-3 Communications Holdings Inc.	2,026
11,400	Northrop Grumman Corp.	1,405
11,800	Raytheon Co.	1,071

		5,957

AIR FREIGHT & LOGISTICS—0.2%
16,000	Atlas Air Worldwide Holdings Inc.*	548

AIRLINES—0.7%
161,000	JetBlue Airways Corp.*	1,726

AUTO COMPONENTS—3.4%
12,800	Autoliv Inc.	1,274
77,200	Goodyear Tire & Rubber Co.	1,943
22,400	Lear Corp.	2,109
25,200	TRW Automotive Holdings Corp.*	2,578

		7,904

BANKS—4.5%
47,700	Banco Latinoamericano de Comercio Exterior SA (PA)	1,416
120,900	Fifth Third Bancorp.	2,476
106,000	Huntington Bancshares Inc.	1,041
204,300	KeyCorp.	2,766
4,800	PNC Financial Services Group Inc.	396
241,200	Regions Financial Corp.	2,446

		10,541

BIOTECHNOLOGY—0.8%
9,900	Myriad Genetics Inc.*	358
17,300	United Therapeutics Corp.*	1,573

		1,931

CAPITAL MARKETS—1.4%
19,400	Ameriprise Financial Inc.	2,320
13,400	State Street Corp.	944

		3,264

CHEMICALS—4.2%
11,200	Ashland Inc.	1,172
25,500	Cabot Corp.	1,336
25,800	Celanese Corp.	1,502
8,400	CF Industries Holdings Inc.	2,103
93,100	Huntsman Corp.	2,425
48,600	Olin Corp.	1,291

		9,829

COMMERCIAL SERVICES & SUPPLIES—1.5%
54,800	Brink’s Co.	1,471
43,900	Pitney Bowes Inc.	1,188
51,800	R.R. Donnelley & Sons Co.	899

		3,558

COMMUNICATIONS EQUIPMENT—2.3%
259,100	Brocade Communications Systems Inc.	2,387
20,700	Harris Corp.	1,413
48,900	NETGEAR Inc.*	1,531

		5,331

COMPUTERS & PERIPHERALS—0.8%
47,800	NetApp Inc.	1,857

CONSTRUCTION & ENGINEERING—0.9%
22,500	AECOM Technology Corp.*	764
42,500	Tutor Perini Corp.*	1,157
4,400	URS Corp.	252

		2,173

16

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
CONSUMER FINANCE—1.2%
6,400	Capital One Financial Corp.	$509
15,000	Discover Financial Services	916
31,400	Navient Corp.	540
16,500	Nelnet Inc.	681
31,400	SLM Corp.	278

		2,924

CONTAINERS & PACKAGING—1.3%
29,100	Owens-Illinois Inc.*	907
21,400	Rock-Tenn Co.	2,128

		3,035

DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%
4,200	Vonage Holdings Corp.*	15

ELECTRIC UTILITIES—4.1%
32,900	American Electric Power Co. Inc.	1,711
40,000	Edison International	2,192
42,100	Entergy Corp.	3,066
47,400	FirstEnergy Corp.	1,479
36,800	Portland General Electric Co.	1,175

		9,623

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
190,200	Flextronics International Ltd. (SGP)*	1,976
30,800	Ingram Micro Inc.*	884
20,500	TE Connectivity Ltd. (SWS)	1,269
11,900	Tech Data Corp.*	747
124,300	Vishay Intertechnology Inc.	1,831

		6,707

ENERGY EQUIPMENT & SERVICES—3.6%
26,000	Atwood Oceanics Inc.*	1,252
34,300	Ensco plc (UK)	1,737
23,200	Helmerich & Payne Inc.	2,465
136,300	Hercules Offshore Inc.*	481
64,900	Noble Corp. plc (UK)	2,036
14,400	Superior Energy Services Inc.	484

		8,455

FOOD & STAPLES RETAILING—1.3%
42,333	Kroger Co.	2,074
109,200	SUPERVALU Inc.*	1,001

		3,075

FOOD PRODUCTS—3.2%
28,500	Archer Daniels Midland Co.	1,323
9,700	Bunge Ltd. (BM)	765
64,000	ConAgra Foods Inc.	1,928
14,900	Fresh Del Monte Produce Inc.	446
15,200	Ingredion Inc.	1,119
49,000	Tyson Foods Inc.	1,823

		7,404

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
12,700	Zimmer Holdings Inc.	1,271

HEALTH CARE PROVIDERS & SERVICES—2.5%
22,400	Aetna Inc.	1,737
8,900	Chemed Corp.	906
19,800	CIGNA Corp.	1,783
22,300	Quest Diagnostics Inc.	1,362

		5,788

HOTELS, RESTAURANTS & LEISURE—0.5%
25,300	Brinker International Inc.	1,134

HOUSEHOLD DURABLES—1.7%
27,600	Whirlpool Corp.	3,937

HOUSEHOLD PRODUCTS—0.8%
16,000	Energizer Holdings Inc.	1,836

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.7%
118,100	AES Corp.	1,725

INSURANCE—10.4%
7,400	Aflac Inc.	442
21,300	Allied World Assurance Co. Holdings AG (SWS)	767
15,600	Allstate Corp.	912
25,100	American Equity Investment Life Holding Co.	556
16,600	American Financial Group Inc.	929
41,500	AmTrust Financial Services Inc.	1,769
33,300	Aspen Insurance Holdings Ltd. (BM)	1,332
17,600	Endurance Specialty Holdings Ltd. (BM)	931
14,000	Everest Re Group Ltd. (BM)	2,183
61,000	Hartford Financial Services Group Inc.	2,084
27,200	Horace Mann Educators Corp.	779
40,100	Lincoln National Corp.	2,101
19,000	PartnerRe Ltd. (BM)	1,983
35,600	Principal Financial Group	1,768
13,500	Protective Life Corp.	937
12,000	StanCorp Financial Group Inc.	724
18,128	Tower Group International Ltd. (BM)	39
2,400	Universal Insurance Holdings Inc.	29
48,000	Unum Group	1,648
33,900	Validus Holdings Ltd. (BM)	1,238
39,600	XL Group plc (IE)	1,277

		24,428

IT SERVICES—2.7%
43,900	Amdocs Ltd.	1,990
44,655	Convergys Corp.	866
4,100	Leidos Holdings Inc.	152
2,342	Science Applications International Corp.	98
247,600	Xerox Corp.	3,283

		6,389

LEISURE PRODUCTS—0.4%
75,800	Smith & Wesson Holding Corp.*	936

MACHINERY—3.1%
42,500	AGCO Corp.	2,070
22,300	Briggs & Stratton Corp.	409
26,200	Oshkosh Corp.	1,211
9,000	Timken Co.	399
74,200	Trinity Industries Inc.	3,238

		7,327

MEDIA—1.7%
48,700	Gannett Inc.	1,593
108,500	Journal Communications Inc.*	1,181
42,100	Starz Inc.*	1,200

		3,974

METALS & MINING—0.3%
9,200	Cliffs Natural Resources Inc.	160
6,400	Reliance Steel & Aluminum Co.	437

		597

MULTILINE RETAIL—3.2%
15,900	Dillard’s Inc.	1,896
49,600	Kohl’s Corp.	2,655
53,000	Macy’s Inc.	3,063

		7,614

MULTI-UTILITIES—4.0%
57,600	Ameren Corp.	2,215
55,900	Avista Corp.	1,734
95,300	Public Service Enterprise Group Inc.	3,352
43,300	SCANA Corp.	2,203

		9,504

17

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
OIL, GAS & CONSUMABLE FUELS—5.1%
53,500	Energy XXI Bermuda Ltd. (BM)	$1,068
19,500	Hess Corp.	1,930
13,400	Marathon Oil Corp.	519
31,300	Marathon Petroleum Corp.	2,613
36,500	Murphy Oil Corp.	2,268
18,300	Tesoro Corp.	1,126
31,600	Valero Energy plc	1,606
22,000	Western Refining Inc.	901

		12,031

PAPER & FOREST PRODUCTS—1.0%
65,200	Domtar Corp.	2,342

PERSONAL PRODUCTS—0.2%
8,300	USANA Health Sciences Inc.*	530

PHARMACEUTICALS—0.4%
10,100	Questcor Pharmaceuticals Inc.	909

REAL ESTATE INVESTMENT TRUSTS (REITs)—9.9%
171,700	Annaly Capital Management Inc.	1,906
181,700	Brandywine Realty Trust	2,825
70,200	Capstead Mortgage Corp.	901
66,400	CBL & Associates Properties Inc.	1,242
—	CommonWealth REIT	—
32,715	Digital Realty Trust Inc.	2,106
32,800	Dupont Fabros Technology Inc.	899
51,308	Equity Commonwealth	1,378
142,500	Excel Trust Inc.	1,845
79,100	Hospitality Properties Trust	2,260
146,874	Inland Real Estate Corp.	1,519
89,300	Lexington Realty Trust	977
113,100	MFA Financial Inc.	921
54,700	OMEGA Healthcare Investors Inc.	1,999
23,800	PennyMac Mortgage Investment Trust	510
85,200	Sunstone Hotel Investors Inc.	1,209
89,300	Two Harbors Investment Corp.	913

		23,410

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
126,500	Amkor Technology Inc.*	1,119
90,700	Omnivision Technologies Inc.*	2,032

		3,151

SOFTWARE—1.5%
50,000	CA Inc.	1,444
89,300	Symantec Corp.	2,113

		3,557

SPECIALTY RETAIL—2.5%
3,511	CST Brands Inc.	117
48,600	Finish Line Inc.	1,278
28,900	Foot Locker Inc.	1,374
44,900	GameStop Corp.	1,884
23,700	Outerwall Inc.*	1,304
20,500	RadioShack Corp.*	13

		5,970

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
16,100	Lexmark International Inc.	773
33,800	Seagate Technology plc (IE)	1,981
27,300	Western Digital Corp.	2,725

		5,479

THRIFTS & MORTGAGE FINANCE—0.6%
24,100	Home Loan Servicing Solutions Ltd. (CYM)	516
63,100	Radian Group Inc.	799

		1,315

TOBACCO—0.1%
5,300	Universal Corp.	275

TOTAL COMMON STOCKS (Cost $196,459)		231,286

SHORT-TERM INVESTMENTS—2.3%
(Cost $5,411)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$5,411	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $5,521)	5,411

TOTAL INVESTMENTS—100.5% (Cost $201,870)		236,697

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(1,092)

TOTAL NET ASSETS—100.0%		$235,605

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $5,411 are classified as Level 2. All other holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

BM	Bermuda

CYM	Cayman Islands

IE	Ireland

PA	Panama

SGP	Singapore

SWS	Switzerland

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.3%)

COMMON STOCKS—97.7%

Shares		Value (000s)
AEROSPACE & DEFENSE—6.7%
446,990	Hexcel Corp.*	$16,650
146,948	Moog Inc.*	9,702
112,022	Teledyne Technologies Inc.*	10,216

		36,568

BANKS—2.4%
285,304	Trustmark Corp.	6,571
211,320	United Bankshares Inc.	6,779

		13,350

CAPITAL MARKETS—5.4%
202,278	Eaton Vance Corp.	7,106
258,743	Raymond James Financial Inc.	13,183
202,137	Stifel Financial Corp.*	9,256

		29,545

CHEMICALS—3.9%
127,585	Scotts Miracle-Gro Co.	6,787
194,390	Valspar Corp.	14,589

		21,376

CONSTRUCTION & ENGINEERING—1.4%
133,135	URS Corp.	7,625

CONSUMER FINANCE—1.4%
168,394	Cash America International Inc.	7,475

ELECTRICAL EQUIPMENT—4.8%
238,220	EnerSys	15,110
302,475	Franklin Electric Co. Inc.	11,086

		26,196

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.2%
382,458	Checkpoint Systems Inc.*	4,681
141,018	Coherent Inc.*	8,307
325,446	FLIR Systems Inc.	10,831
157,267	Itron Inc.*	5,659
111,308	Littelfuse Inc.	9,675
249,823	Sanmina Corp.*	5,818

		44,971

ENERGY EQUIPMENT & SERVICES—7.2%
227,326	Bristow Group Inc.	16,224
104,390	Core Laboratories NV	15,286
654,243	Newpark Resources Inc.*	8,001

		39,511

GAS UTILITIES—3.0%
157,029	South Jersey Industries Inc.	8,412
213,128	WGL Holdings Inc.	8,308

		16,720

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
314,572	Cantel Medical Corp.	10,548

HEALTH CARE PROVIDERS & SERVICES—6.6%
115,645	Centene Corp.*	8,337
325,997	Healthways Inc.*	5,637
219,894	MEDNAX Inc.*	13,013
232,490	Molina Healthcare Inc.*	9,497

		36,484

HOTELS, RESTAURANTS & LEISURE—2.5%
203,865	International Speedway Corp.	6,181
197,170	Life Time Fitness Inc.*	7,759

		13,940

HOUSEHOLD DURABLES—1.4%
206,435	Meritage Homes Corp.*	7,906

INSURANCE—9.8%
409,039	American Equity Investment Life Holding Co.	9,056
183,280	Horace Mann Educators Corp.	5,251
256,075	Protective Life Corp.	17,767
139,870	Reinsurance Group of America Inc.	11,226
140,335	State Auto Financial Corp.	2,962
267,975	United Fire Group Inc.	7,573

		53,835

INTERNET SOFTWARE & SERVICES—0.7%
255,164	Digital River Inc.*	3,646

IT SERVICES—3.2%
147,895	Global Payments Inc.	10,245
490,113	Sapient Corp.*	7,234

		17,479

19

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
LIFE SCIENCES TOOLS & SERVICES—1.7%
114,360	Covance Inc.*	$9,597

MACHINERY—5.6%
162,119	Albany International Corp.	5,810
136,275	Snap-on Inc.	16,380
196,465	Timken Co.	8,704

		30,894

METALS & MINING—0.8%
98,242	Timkensteel Corp.	4,275

OIL, GAS & CONSUMABLE FUELS—2.1%
109,178	ONEOK Inc.	7,034
395,828	Swift Energy Co.*	4,374

		11,408

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
590,083	First Potomac Realty Trust	7,783
669,903	Medical Properties Trust Inc.	9,017

		16,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
225,714	Cabot Microelectronics Corp.*	9,071
811,954	Entegris Inc.*	9,329
233,110	Monolithic Power Systems Inc.	9,614

		28,014

SOFTWARE—0.7%
270,290	Epiq Systems Inc.	3,898

THRIFTS & MORTGAGE FINANCE—0.9%
365,335	Astoria Financial Corp.	4,706

TRADING COMPANIES & DISTRIBUTORS—4.6%
235,945	CAI International Inc.*	4,504
219,322	GATX Corp.	13,598
162,686	TAL International Group Inc.*	7,191

		25,293

WIRELESS TELECOMMUNICATION SERVICES—2.6%
131,295	SBA Communications Corp.*	14,039

TOTAL COMMON STOCKS (Cost $319,735)		536,099

SHORT-TERM INVESTMENTS—2.5%
(Cost $13,707)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$13,707	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $13,982)	13,707

TOTAL INVESTMENTS—100.2% (Cost $333,442)		549,806

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(872)

TOTAL NET ASSETS—100.0%		$548,934

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $13,707 are classified as Level 2. All other holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

The accompanying notes are an integral part of the Portfolio of Investments.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

21

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if

22

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund (except Harbor Small Cap Value Fund) used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

23

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund and Harbor Large Cap Value Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan at the time of default by the borrower. A Fund had sought to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the market value of the unreturned loaned securities. As of July 31, 2014, Harbor Capital Appreciation Fund and Harbor Large Cap Value Fund had no securities out on loan.

New Accounting Pronouncement

The Funds have adopted Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which was established to enhance disclosures pertaining to the offsetting of financial assets and liabilities or those subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 requires additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. For a detailed discussion of financial assets and liabilities subject to an enforceable master netting arrangement or similar agreement please refer to the descriptions of Repurchase Agreements and Securities Lending in Note 2—Significant Accounting Policies.

24

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2014 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$15,633,129	$8,366,126	$(212,767)	$8,153,359
Harbor Mid Cap Growth Fund	631,136	112,722	(15,508)	97,214
Harbor Small Cap Growth Fund	475,916	122,621	(18,175)	104,446
Harbor Small Cap Growth Opportunities Fund	27,432	1,168	(1,775)	(607)
VALUE FUNDS
Harbor Large Cap Value Fund*	$183,009	$63,842	$(994)	$62,848
Harbor Mid Cap Value Fund*	201,870	39,826	(4,999)	34,827
Harbor Small Cap Value Fund	333,442	225,347	(8,983)	216,364

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

25

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.DE.0714

Quarterly Schedule of Portfolio Holdings

July 31, 2014

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.6%)

COMMON STOCKS—94.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.4%
72,240,405	Rolls-Royce Holdings plc (UK)*	$1,261,054

AUTO COMPONENTS—0.6%
21,819,467	Pirelli & C. SpA (IT)	325,399

AUTOMOBILES—3.0%
10,508,368	Daimler AG (GER)	867,137
11,310,900	Toyota Motor Corp. (JP)	667,796

		1,534,933

BANKS—10.9%
116,985,349	Banco Bilbao Vizcaya Argentaria SA (SP)	1,438,065
81,042,677	Banco Santander SA (SP)	814,259
17,307,860	Erste Group Bank AG (AUT)	444,438
198,425,209	Intesa Sanpaolo SpA (IT)	589,248
24,795,775	Itau Unibanco Holding SA ADR (BR)[1]	381,855
943,794,318	Lloyds Banking Group plc (UK)*	1,176,604
39,155,443	United Overseas Bank Ltd. (SGP)	755,647

		5,600,116

BEVERAGES—7.7%
11,484,305	Anheuser-Busch InBev NV (BEL)	1,239,532
37,371,430	Diageo plc (UK)	1,122,351
10,734,208	Heineken NV (NET)	754,028
7,647,668	Pernod Ricard SA (FR)	856,472

		3,972,383

BUILDING PRODUCTS—1.5%
13,671,244	Compagnie de Saint-Gobain (FR)	665,199
5,454,100	LIXIL Group Corp. (JP)	132,218

		797,417

CAPITAL MARKETS—1.3%
38,663,315	UBS AG (SWS)*	664,295

CHEMICALS—4.6%
2,563,240	Air Liquide SA (FR)	326,183
4,801,614	Linde AG (GER)	979,330
9,957,416	Potash Corp. of Saskatchewan Inc. (CAN)	353,404
1,987,685	Syngenta AG (SWS)	704,146

		2,363,063

CONSTRUCTION MATERIALS—2.7%
28,637,284	CRH plc (IE)	666,468
9,247,537	Holcim Ltd. (SWS)*	739,956

		1,406,424

DIVERSIFIED FINANCIAL SERVICES—1.4%
20,602,145	Investor AB (SW)	740,626

ELECTRICAL EQUIPMENT—5.4%
37,804,208	ABB Ltd. (SWS)*	869,416
9,164,331	Legrand SA (FR)	508,215
16,460,570	Schneider Electric SE (FR)	1,395,140

		2,772,771

FOOD PRODUCTS—3.1%
10,203,320	Danone SA (FR)	736,994
11,790,409	Nestle SA (SWS)	872,962

		1,609,956

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
8,742,277	Essilor International SA (FR)	854,017

HEALTH CARE PROVIDERS & SERVICES—1.4%
4,366,990	Fresenius Medical Care AG & Co. KGaA (GER)	302,710
2,795,256	Fresenius SE & Co. KGaA (GER)	418,001

		720,711

HOTELS, RESTAURANTS & LEISURE—1.7%
9,409,933	Accor SA (FR)[2]	455,701
130,380,700	Genting Bhd (MAL)	401,208

		856,909

HOUSEHOLD PRODUCTS—1.3%
7,489,215	Reckitt Benckiser Group plc (UK)	661,128

INSURANCE—5.0%
6,365,290	Allianz SE (GER)	1,059,732
50,254,088	AXA SA (FR)	1,154,570
11,615,700	Tokio Marine Holdings Inc. (JP)	365,276

		2,579,578

MACHINERY—8.2%
31,731,795	Atlas Copco AB (SW)	946,714
6,532,300	FANUC Corp. (JP)	1,128,979
12,776,500	Komatsu Ltd. (JP)	283,348
29,528,714	Sandvik AB (SW)	371,443
3,198,500	SMC Corp. (JP)	883,037
49,961,776	Volvo AB (SW)	609,969

		4,223,490

MEDIA—2.4%
11,185,700	Dentsu Inc. (JP)	443,021
8,446,271	JCDecaux SA (FR)	289,859
26,701,254	Pearson plc (UK)	513,595

		1,246,475

METALS & MINING—4.1%
9,108,123	Anglo American plc (UK)	244,607
8,698,308	Anglo American plc ADR (UK)[1]	116,992

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
METALS & MINING—Continued
11,093,119	Barrick Gold Corp. (CAN)	$200,564
25,242,618	Freeport-McMoRan Inc. (US)	939,530
104,866,949	Glencore plc (UK)	633,672

		2,135,365

OIL, GAS & CONSUMABLE FUELS—3.3%
50,150,260	BG Group plc (UK)	988,925
12,043,093	Royal Dutch Shell plc (NET)[2]	495,238
2,685,443	Royal Dutch Shell plc ADR (NET)[1]	219,750

		1,703,913

PERSONAL PRODUCTS—1.5%
4,446,174	L’Oreal SA (FR)	750,780

PHARMACEUTICALS—7.5%
13,517,679	Novartis AG (SWS)	1,176,019
28,589,155	Novo Nordisk AS (DEN)	1,316,020
4,662,879	Roche Holding AG (SWS)	1,353,194

		3,845,233

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
2,980,406	Unibail-Rodamco SE (FR)	800,048

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
38,944,000	Cheung Kong Holdings Ltd. (HK)	754,875
47,823,000	Hang Lung Properties Ltd. (HK)	147,694
891,000	Mitsubishi Estate Co. Ltd. (JP)	21,788

		924,357

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
20,125,870	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	402,517

SOFTWARE—2.4%
15,494,696	SAP SE (GER)	1,217,757

TEXTILES, APPAREL & LUXURY GOODS—3.7%
10,521,747	Cie Financiere Richemont SA (SWS)	998,432
2,702,395	LVMH Moet Hennessy Louis Vuitton SA (FR)	464,872
859,082	Swatch Group AG (SWS)	458,133

		1,921,437

TOBACCO—1.7%
24,927,000	Japan Tobacco Inc. (JP)	876,621

TOTAL COMMON STOCKS (Cost $34,289,414)		48,768,773

PREFERRED STOCKS—0.7%
(Cost $91,349)
BANKS—0.7%
24,879,017	Banco Bradesco SA (BR)	379,532

RIGHTS/WARRANTS—0.1%

No. of Contracts		Value (000s)
BANKS—0.0%
81,042,677	Banco Santander SA (SP) 10/29/2014	16,617

HOTELS, RESTAURANTS & LEISURE—0.1%
30,633,782	Genting Bhd (MAL) MYR$7.96–12/18/2018	27,030

TOTAL RIGHTS/WARRANTS (Cost $31,155)		43,647

SHORT-TERM INVESTMENTS—5.0%

Principal Amount (000s)
COMMERCIAL PAPER—4.5%
	Exxon Mobil Corp.
$991,448	0.000%–08/01/2014-08/22/2014	991,448
	General Electric Co.
303,113	0.000%–08/04/2014-08/13/2014	303,113
	Toyota Motor Credit
882,555	0.000%–08/11/2014-09/04/2014	882,555
125,000	0.060%–08/06/2014-08/07/2014	125,000

		1,007,555

		2,302,116

REPURCHASE AGREEMENTS—0.0%
187	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $193)	187

Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.5%
270,769,473	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 0.160%)[3]	270,769

TOTAL SHORT-TERM INVESTMENTS (Cost $2,573,072)		2,573,072

TOTAL INVESTMENTS—100.4% (Cost $36,984,990)		51,765,024

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(228,453)

TOTAL NET ASSETS—100.0%		$51,536,571

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$336,742	$39,292,653	$—	$39,629,395
Latin America	381,855	—	—	381,855
North America	1,493,498	—	—	1,493,498
Pacific Basin	402,517	6,861,508	—	7,264,025
Preferred Stocks
Latin America	379,532	—	—	379,532
Rights/Warrants
Europe	—	16,617	—	16,617
Pacific Basin	27,030	—	—	27,030
Short-Term Investments
Commercial Paper	—	2,302,116	—	2,302,116
Repurchase Agreements	—	187	—	187
Investment Company-Securities Lending Investment Fund	—	270,769	—	270,769

Total Investments in Securities	$3,021,174	$48,743,850	$—	$51,765,024

Of the Level 1 investments presented above, certain Preferred Stocks valued at $379,532 were categorized in Level 2 at October 31, 2013. Transfers from Level 2 to Level 1 were the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level 1).

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2014 (000s)
Preferred Stocks	$7,231	$—	$(7,291)	$—	$—	$60	$—	$—	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$43,647	$—

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	A portion or all of this security was out on loan as of July 31, 2014.

3	Represents the investment of collateral received from securities lending activities.

MYR$	Malaysian Ringgit

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash of -2.2%)

COMMON STOCKS—102.2%

Shares		Value (000s)
AUTOMOBILES—1.6%
12,692	Mahindra & Mahindra Ltd. (IND)	$249
188,368	Mahindra & Mahindra Ltd. GDR (IND)[1]	3,726

		3,975

BANKS—8.9%
481,000	BOC Hong Kong Holdings Ltd. (HK)	1,508
131,860	Itau Unibanco Holding SA ADR (BR)*,2	2,031
220,504	Standard Chartered plc (UK)	4,573
118,784	Svenska Handelsbanken AB (SW)	5,721
929,200	Turkiye Garanti Bankasi AS ADR (TUR)[2]	3,199
242,274	United Overseas Bank Ltd. (SGP)	4,675

		21,707

BEVERAGES—6.7%
107,400	Asahi Group Holdings Ltd. (JP)	3,239
53,587	Carlsberg AS (DEN)	5,127
70,412	Coca-Cola Enterprises Inc. (US)	3,200
418,193	Treasury Wine Estates Ltd. (AUS)	1,917
362,000	Tsingtao Brewery Co. Ltd. (CHN)	2,940

		16,423

BIOTECHNOLOGY—0.7%
256,050	Mesoblast Ltd. (AUS)*	1,005
245,344	Protalix BioTherapeutics Inc. (IL)*	807

		1,812

BUILDING PRODUCTS—1.3%
9,619	Geberit AG (SWS)	3,223

CAPITAL MARKETS—2.6%
275,526	Hargreaves Lansdown plc (UK)	4,750
93,331	UBS AG (SWS)*	1,604

		6,354

CHEMICALS—2.4%
78,683	Johnson Matthey plc (UK)	3,921
41,000	Novozymes AS (DEN)	2,027

		5,948

COMMERCIAL SERVICES & SUPPLIES—1.0%
284,454	Brambles Ltd. (AUS)	2,463

DIVERSIFIED FINANCIAL SERVICES—6.5%
32,464	Corp. Financiera Alba SA (SP)	1,984
75,276	Exor SpA (IT)	2,882
192,968	Investment AB Kinnevik (SW)	8,009
84,204	Investor AB (SW)	3,027

		15,902

ELECTRICAL EQUIPMENT—0.8%
34,476	Legrand SA (FR)	1,912

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
518,211	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	3,536

ENERGY EQUIPMENT & SERVICES—1.0%
194,796	John Wood Group plc (UK)	2,455

FOOD & STAPLES RETAILING—5.4%
324,244	Clicks Group Ltd. (S. AFR)	1,987
505,142	Distribuidora Internacional de Alimentacion SA (SP)	4,187
1,454,200	Puregold Price Club Inc. (PHIL)	1,403
33,300	Sugi Holdings Co. Ltd. (JP)	1,428
738,400	Wal-Mart de Mexico SAB de CV (MEX)	1,834
66,818	Woolworths Ltd. (AUS)	2,277

		13,116

FOOD PRODUCTS—3.6%
56,693	Nestle SA (SWS)	4,197
106,665	Unilever plc (UK)	4,609

		8,806

HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
636	bioMérieux (FR)	66
81,143	Cochlear Ltd. (AUS)	4,764
51,900	Mindray Medical International Ltd. ADR (CHN)[2]	1,560
98,100	Olympus Corp. (JP)*	3,530

		9,920

HOTELS, RESTAURANTS & LEISURE—2.6%
351,719	Aristocrat Leisure Ltd. (AUS)	1,845
660,000	Cafe de Coral Holdings Ltd. (HK)	2,352
355,122	Mitchells & Butlers plc (UK)*	2,236

		6,433

INDUSTRIAL CONGLOMERATES—2.3%
62,400	Jardine Matheson Holdings Ltd. (SGP)	3,724
50,500	Jardine Strategic Holdings Ltd. (SGP)	1,805

		5,529

INSURANCE—3.7%
194,300	MS&AD Insurance Group Holdings (JP)	4,422
16,851	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	4,619

		9,041

INTERNET & CATALOG RETAIL—4.3%
59,096	ASOS plc (UK)*	2,484
44,500	JD.com Inc. ADR (CHN)*,2	1,272
320,100	Rakuten Inc. (JP)	4,204
834,030	Trade Me Group Ltd. (NZ)	2,455

		10,415

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
INTERNET SOFTWARE & SERVICES—2.2%
24,800	Baidu Inc ADR (CHN)*,2	$5,358

LEISURE PRODUCTS—2.8%
38,500	Sankyo Co. Ltd. (JP)	1,498
46,700	Shimano Inc. (JP)	5,452

		6,950

LIFE SCIENCES TOOLS & SERVICES—1.2%
10,943	Mettler-Toledo International Inc. (SWS)*	2,814

MACHINERY—8.7%
176,766	Atlas Copco AB (SW)	4,770
293,377	CNH Industrial NV (IT)	2,708
66,984	Kone OYJ (FIN)	2,817
16,828	Schindler Holding AG (SWS)	2,515
8,700	SMC Corp. (JP)	2,402
156,200	THK Co. Ltd. (JP)	3,759
53,778	Weir Group plc (UK)	2,321

		21,292

MEDIA—3.4%
42,184	Naspers Ltd. (S. AFR)	5,188
83,893	Rightmove plc (UK)	3,213

		8,401

METALS & MINING—1.9%
84,594	BHP Billiton plc (UK)	2,886
308,003	Kazakhmys plc (UK)*	1,681

		4,567

OIL, GAS & CONSUMABLE FUELS—3.4%
313,505	BG Group plc (UK)	6,182
34,619	Total SA (FR)	2,233

		8,415

PERSONAL PRODUCTS—2.0%
118,800	Kao Corp. (JP)	4,886

PHARMACEUTICALS—5.6%
132,215	Novo Nordisk AS (DEN)	6,086
25,896	Roche Holding AG (SWS)	7,515

		13,601

PROFESSIONAL SERVICES—2.5%
58,251	Intertek Group plc (UK)	2,515
236,677	Seek Ltd. (AUS)	3,577

		6,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
509,726	Imagination Technologies Group plc (UK)*	1,520
3,662	Samsung Electronics Co. Ltd. (S. KOR)	4,739
206,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	4,134

		10,393

SPECIALTY RETAIL—1.3%
111,618	Inditex SA (SP)	3,261

TEXTILES, APPAREL & LUXURY GOODS—1.3%
17,495	Adidas AG (GER)	1,385
1,106,000	Global Brands Group Holding Ltd. (HK)*	288
1,106,000	Li & Fung Ltd. (HK)	1,471

		3,144

TOBACCO—0.8%
45,978	Imperial Tobacco Group plc (UK)	1,991

TOTAL COMMON STOCKS (Cost $239,814)		250,135

TOTAL INVESTMENTS—102.2% (Cost $239,814)		250,135

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.2)%		(5,428)

TOTAL NET ASSETS—100.0%		$244,707

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$7,175	$—	$7,175
Europe	2,814	127,792	—	130,606
Latin America	3,865	–	—	3,865
Middle East/Central Asia	807	3,975	—	4,782
North America	3,200	–	—	3,200
Pacific Basin	12,612	87,895	—	100,507

Total Investments in Securities	$23,298	$226,837	$—	$250,135

There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.4%)

COMMON STOCKS—95.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.6%
7,639	General Dynamics Corp. (US)	$892

AUTOMOBILES—4.0%
5,232	Bayerische Motoren Werke AG (GER)	623
19,984	Tata Motors Ltd. ADR (IND)[1]	786

		1,409

BANKS—3.1%
1,569,000	Industrial & Commercial Bank of China Ltd. (CHN)	1,072

BIOTECHNOLOGY—8.8%
3,325	Biogen Idec Inc. (US)*	1,112
21,413	Gilead Sciences Inc. (US)*	1,960

		3,072

CHEMICALS—5.6%
8,584	Monsanto Co. (US)	971
4,763	Sherwin-Williams Co. (US)	982

		1,953

DISTRIBUTORS—0.5%
6,035	LKQ Corp. (US)*	158

ENERGY EQUIPMENT & SERVICES—6.9%
11,548	Halliburton Co. (US)	797
14,970	Schlumberger Ltd. (US)	1,622

		2,419

FOOD PRODUCTS—0.9%
2,707	Keurig Green Mountain Inc. (US)	323

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
21,952	Novadaq Technologies Inc. (CAN)*	337

HOTELS, RESTAURANTS & LEISURE—12.7%
296,828	Alsea SAB de CV (MEX)*	1,014
110,865	Domino’s Pizza Group plc (UK)	1,022
64,000	Sands China Ltd. (CHN)	470
12,297	Starwood Hotels & Resorts Worldwide Inc. (US)	945
230,400	Wynn Macau Ltd. (HK)	982

		4,433

INTERNET & CATALOG RETAIL—3.9%
1,103	Priceline Group Inc. (US)*	1,370

INTERNET SOFTWARE & SERVICES—10.6%
21,938	Facebook Inc. (US)*	1,594
1,028	Google Inc. Class A (US)*	596
829	Google Inc. Class C (US)*	474
64,000	Tencent Holdings Ltd. (CHN)	1,038

		3,702

IT SERVICES—2.6%
4,380	Visa Inc. (US)	924

MEDIA—2.7%
3,126	Liberty Global plc (UK)*	125
9,378	Walt Disney Co. (US)	805

		930

OIL, GAS & CONSUMABLE FUELS—4.5%
7,972	Antero Resources Corp. (US)*	460
7,467	Continental Resources Inc. (US)*	1,096

		1,556

PHARMACEUTICALS—4.3%
6,268	Pacira Pharmaceuticals Inc. (US)*	577
3,122	Roche Holding AG (SWS)	906

		1,483

ROAD & RAIL—5.8%
10,638	Canadian Pacific Railway Ltd. (CAN)	2,023

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
33,501	ARM Holdings plc (UK)	477
7,408	ASML Holding NV (NET)	698
54,925	Infineon Technologies Ltd. (GER)	605

		1,780

SOFTWARE—2.9%
18,372	Salesforce.com Inc. (US)*	997

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.0%
11,108	Apple Inc. (US)	1,062

TEXTILES, APPAREL & LUXURY GOODS—4.1%
1,992	Hermes International (FR)	688
13,747	Luxottica Group SpA ADR (IT)[1]	755

		1,443

TOTAL COMMON STOCKS (Cost $28,823)		33,338

SHORT-TERM INVESTMENTS—3.4%
(Cost $1,176)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,176	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by Federal Home Loan Mortgage Corp. Notes (market value $1,202)	1,176

TOTAL INVESTMENTS—99.0% (Cost $29,999)		34,514

CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		338

TOTAL NET ASSETS—100.0%		$34,852

6

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,578	$4,321	$—	$5,899
Latin America	1,014	—	—	1,014
Middle East/Central Asia	786	—	—	786
North America	22,077	—	—	22,077
Pacific Basin	—	3,562	—	3,562
Short-Term Investments
Repurchase Agreements	—	1,176	—	1,176

Total Investments in Securities	$25,455	$9,059	$—	$34,514

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2014 (000s)
Preferred Stocks	$10	$—	$(10)	$—	$—	$—	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.3%)

COMMON STOCKS—96.7%

Shares		Value (000s)
AUTOMOBILES—3.6%
1,313	Hyundai Motor Co. (S. KOR)	$311
8,700	Tata Motors Ltd. ADR (IND)[1]	342

		653

BANKS—10.5%
296,500	Bank Rakyat Indonesia Persero Tbk PT (IDR)	284
489,000	China Construction Bank Corp. (CHN)	376
39,435	Grupo Financiero Banorte SAB de CV (MEX)	262
563,000	Industrial & Commercial Bank of China Ltd. (CHN)	385
244,000	Mega Financial Holding Co. Ltd. (TW)	214
32,650	Turkiye Halk Bankasi AS (TUR)	246
69,245	United Bank Ltd. PN (PAK)*,2	137

		1,904

BEVERAGES—3.3%
33,200	Ambev SA ADR (BR)[1]	229
7,780	Coca-Cola Icecek AS (TUR)	195
22,000	Tsingtao Brewery Co. Ltd. (CHN)	179

		603

CAPITAL MARKETS—2.5%
504,100	China Cinda Asset Management Co. Ltd. (CHN)*	288
312,000	Yuanta Financial Holding Co. Ltd. (TW)	173

		461

CHEMICALS—3.9%
666	LG Chem Ltd. (S. KOR)	186
20,785	Phosagro OAO GDR (RUS)[3]	261
858,000	Tianhe Chemicals Group Ltd. (CHN)*	270

		717

CONSTRUCTION MATERIALS—2.0%
28,460	Cemex SAB de CV ADR (MEX)*,1	357

DIVERSIFIED TELECOMMUNICATION SERVICES—2.8%
178,000	China Unicom Hong Kong Ltd. (CHN)	311
10,200	Telefonica Brasil SA ADR (BR)*,1	205

		516

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
43,000	Delta Electronics Inc. (TW)	292

FOOD & STAPLES RETAILING—1.3%
4,015	Magnit OJSC GDR (RUS)[3]	235

FOOD PRODUCTS—5.7%
9,300	BRF SA ADR (BR)*,1	228
263,600	Indofood CBP Sukses Makmur Tbk PT (IDR)	237
94,000	Tingyi Cayman Islands Holding Corp. (CHN)	267
59,880	Universal Robina Corp. (PHIL)	222
94,500	WH Group Ltd. (CHN)*	76

		1,030

HEALTH CARE PROVIDERS & SERVICES—1.1%
46,900	Odontoprev SA (BR)	192

HOTELS, RESTAURANTS & LEISURE—3.1%
40,000	Galaxy Entertainment Group Ltd. (CHN)	336
32,000	Sands China Ltd. (CHN)	235

		571

HOUSEHOLD DURABLES—1.1%
69,000	Haier Electronics Group Co. Ltd. (CHN)	197

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.5%
174,000	Huadian Fuxin Energy Corp. Ltd. (CHN)	89

INDUSTRIAL CONGLOMERATES—0.9%
3,657	Industries Qatar QSC (QA)	172

INSURANCE—5.5%
24,100	BB Seguridade Participacoes SA (BR)	352
87,800	China Pacific Insurance Group Co. Ltd. (CHN)	345
35,348	Discovery Ltd. (S. AFR)	309

		1,006

INTERNET & CATALOG RETAIL—2.6%
17,206	B2W Cia Digital (BR)*	251
7,562	JD.com Inc. ADR (CHN)*,1	216

		467

INTERNET SOFTWARE & SERVICES—2.1%
12,500	Tencent Holdings Ltd. (CHN)	203
6,000	Yandex NV (RUS)*	182

		385

MARINE—1.1%
695,000	China Shipping Container Lines Co. Ltd. (CHN)*	201

MEDIA—4.0%
10,000	Grupo Televisa SAB ADR (MEX)[1]	356
2,984	Naspers Ltd. (S. AFR)	367

		723

METALS & MINING—5.2%
10,400	AngloGold Ashanti Ltd. ADR (S. AFR)*,1	179
75,600	Grupo Mexico SAB de CV (MEX)	269
39,200	Vale SA ADR (BR)[1]	502

		950

OIL, GAS & CONSUMABLE FUELS—8.8%
59,500	China Shenhua Energy Co. Ltd. (CHN)	175
6,565	Lukoil OAO ADR (RUS)[1]	366
42,500	Petroleo Brasileiro SA ADR (BR)*,1	678
22,417	Reliance Industries Ltd. PN (IND)*,2	373

		1,592

PHARMACEUTICALS—0.8%
162,356	Luye Pharma Group Ltd. (CHN)*	142

8

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
68,000	China Overseas Land & Investment Ltd. (CHN)	$207

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.7%
17,600	ASM Pacific Technology Ltd. (CHN)	187
553,000	GCL-Poly Energy Holdings Ltd. (CHN)*	179
19,000	MediaTek Inc (TW)	294
748	Samsung Electronics Co. Ltd. (S. KOR)	968
31,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	632
20,700	Trina Solar Ltd. ADR (CHN)*,1	232

		2,492

SPECIALTY RETAIL—1.2%
1,263	Dufry AG (SWS)*	216

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.7%
224,000	Lenovo Group Ltd. (CHN)	306

TOBACCO—1.6%
50,300	ITC Ltd. PN (IND)*,2	296

TRANSPORTATION INFRASTRUCTURE—1.1%
30,000	Airports of Thailand PCL (THA)	198

WIRELESS TELECOMMUNICATION SERVICES—2.3%
38,648	Bharti Airtel Ltd. PN (IND)*,2	238
10,000	Mobile Telesystems OJSC ADR (RUS)[1]	179

		417

TOTAL COMMON STOCKS (Cost $16,363)		17,587

SHORT-TERM INVESTMENTS—3.1%
(Cost $562)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$562	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $576)	562

TOTAL INVESTMENTS—99.8% (Cost $16,925)		18,149

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		40

TOTAL NET ASSETS—100.0%		$18,189

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$179	$676	$—	$855
Europe	361	1,519	—	1,880
Latin America	3,881	—	—	3,881
Middle East/Central Asia	1,386	172	—	1,558
Pacific Basin	1,568	7,845	—	9,413
Short-Term Investments
Repurchase Agreements	—	562	—	562

Total Investments in Securities	$7,375	$10,774	$—	$18,149

There were no Level 3 holdings at November 1, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	PN after the name of an Indian holding stands for Participatory Notes representing ownership of Indian securities. PNs are issued by Indian Banking Organizations.

3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

specific date (exercise date). During the period, Harbor International Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund and Harbor International Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. This collateral is recognized as a liability in the Statement of Assets and Liabilities. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the Statement of Operations. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan at the time of default by the borrower. A Fund had sought to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the market value of the unreturned loaned securities. The value at July 31, 2014 of securities loaned and related collateral for Harbor International Fund was $256,304,306 and $270,769,473, respectively, and Harbor International Growth Fund had no securities out on loan.

New Accounting Pronouncement

The Funds have adopted Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which was established to enhance disclosures pertaining to the offsetting of financial assets and liabilities or those subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 requires additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. For a detailed discussion of financial assets and liabilities subject to an enforceable master netting arrangement or similar agreement please refer to the descriptions of Repurchase Agreements and Securities Lending in Note 2—Significant Accounting Policies.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2014 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor International Fund*	$36,984,990	$15,511,260	$(731,226)	$14,780,034
Harbor International Growth Fund*	239,814	22,758	(12,437)	10,321
Harbor Global Growth Fund	29,999	5,032	(517)	4,515
Harbor Emerging Markets Equity Fund*	16,925	1,609	(385)	1,224

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

14

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal

Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.IG.0714

Quarterly Schedule of Portfolio Holdings

July 31, 2014

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -19.1%)

ASSET-BACKED SECURITIES—7.0%
Principal Amount (000s)		Value (000s)
$94	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.355%—10/25/2035[1]	$94
231	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[2]	231
600	Bear Stearns Asset Backed Securities Trust Series 2006-2 Cl. M1 0.575%—07/25/2036[1]	593
2,600	Citibank Omni Master Trust Series 2009-A14A Cl. A14 2.902%—08/15/2018[1,3]	2,603
1,000	Citigroup Mortgage Loan Trust Inc. Series 2005-HE3 Cl. M2 0.635%—09/25/2035[1]	931
1,399	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.483%—05/10/2021[1,3]	1,376
265	Series 2006-2A Cl. A1L 0.487%—03/01/2021[1,3]	262

		1,638

364	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 4.626%—04/25/2036[4]	367
313	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF8 Cl. A2D 0.535%—09/25/2035[1]	311
1,184	Series 2005-FF11 Cl. A2D 0.835%—11/25/2035[1]	1,156

		1,467

1,087	Hillmark Funding Series 2006-1A Cl. A1 0.477%—05/21/2021[1,3]	1,074
2,383	IndyMac Home Equity Loan Trust Series 2004-2 Cl. A 0.270%—09/28/2036[1]	2,336
€153	Magi Funding plc Series I-A Cl. A 0.677%—04/11/2021[1,3]	204
$244	MASTR Asset Backed Securities Trust Series 2006-HE2 Cl. A2 0.395%—06/25/2036[1]	139
127	Morgan Stanley ABS Capital I Inc. Trust Series 2006-HE8 Cl. A2FP 0.225%—10/25/2036[1]	77
600	People’s Choice Home Loan Securities Trust Series 2005-1 Cl. M4 1.502%—01/25/2035[1]	486
445	Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Cl. A1B 0.435%—08/25/2035[1]	439
€922	SLM Student Loan Trust Series 2003-2 Cl. A5 0.502%—12/15/2023[1]	1,225
141	Series 2002-7X Cl. A5 0.512%—09/15/2021[1]	190

		1,415

$407	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	454
200	Soundview Home Loan Trust Series 2006-OPT2 Cl. A4 0.435%—05/25/2036[1]	171
1,052	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.463%—04/17/2021[1,3]	1,038
1,019	Structured Asset Investment Loan Trust Series 2006-BNC2 Cl. A5 0.315%—05/25/2036[1]	753
472	Venture CLO Ltd.[5] Series 2006-7A Cl. A1A 0.464%—01/20/2022[1,3]	464

TOTAL ASSET-BACKED SECURITIES (Cost $16,428)		16,974

COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
24	Banc of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	25
1,421	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.855%—09/25/2034[1]	1,391
1,150	Series 2005-5 Cl. 25A1 4.893%—07/25/2035[4]	973

		2,364

387	Chaseflex Trust Series 2007-M1 Cl. 2F4 4.830%—08/25/2037[2]	315
360	Countrywide Alternative Loan Trust Series 2005-79CB Cl. A5 5.500%—01/25/2036	315
121	Series 2006-19CB Cl. A4 6.000%—08/25/2036[1]	110
192	Series 2007-5CB Cl. 1A13 6.000%—04/25/2037	165
448	Series 2007-5CB Cl. 1A4 6.000%—04/25/2037	385

		975

702	Deutsche Alt-A Securities Inc. Series 2007-AB1 Cl. A1 0.455%—04/25/2037[1]	397
€232	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.496%—06/20/2044[1]	309
$168	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.376%—05/19/2035[1]	150
595	IndyMac IMSC Mortgage Loan Trust Series 2007-HOA1 Cl. A11 0.335%—07/25/2047[1]	470
238	Lehman XS Trust Series 2006-12N Cl. A31A 0.355%—08/25/2046[1]	186

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
	$267	Merrill Lynch Mortgage Investors Trust Series 2006-1 Cl. 1A 2.462%—02/25/2036[4]	$257
	253	Morgan Stanley Mortgage Loan Trust Series 2006-8AR Cl. 6A1 2.133%—06/25/2036[4]	248
	133	Residential Asset Securitization Trust Series 2006-A12 Cl. A2 6.250%—11/25/2036	102
	141	Thornburg Mortgage Securities Trust Series 2006-4 Cl. A2B 5.640%—07/25/2036[1]	143
	683	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 2.600%—10/20/2035[4]	657
	427	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.188%—01/25/2046[1]	415

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,478)		7,013

CORPORATE BONDS & NOTES—6.2%
	800	Ally Financial Inc. 2.427%—12/01/2014[1]	801
	1,600	3.500%—07/18/2016	1,633
	400	5.500%—02/15/2017	427

			2,861

	£100	BG Energy Capital plc 6.500%—11/30/2072[4]	182
	$100	Chesapeake Energy Corp. 3.484%—04/15/2019[1]	100
	2,600	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 0.565%—04/28/2017[1]	2,600
	400	Electricite de France SA 0.694%—01/20/2017[1,3]	401
	100	1.150%—01/20/2017[3]	100

			501

	€200	GMAC International Finance BV 7.500%—04/21/2015	280
	200	Hellenic Railways Organization SA 4.028%—03/17/2017	262
	$2,600	JP Morgan Chase & Co. MTN[6] 0.784%—04/25/2018[1]	2,602
	2,200	Navient LLC MTN[6] 3.875%—09/10/2015	2,239
	300	SLM Corp. MTN[6] 3.191%—11/01/2016[4,7]	298
	€200	SSE plc 5.625%—10/01/2017[4,8]	293
	$2,500	Telefonica Emisiones Sau 0.880%—06/23/2017[1]	2,503
	200	Turkiye Garanti Bankasi AS 2.734%—04/20/2016[1,3]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $14,908)		14,922

FOREIGN GOVERNMENT OBLIGATIONS—17.6%
	€100	Autonomous Community of Catalonia 4.950%—02/11/2020	151
R$	16,000	Brazil Letras Do Tesouro Nacional 0.000%—01/01/2017[9]	5,407
R	7,201	Brazil Notas Do Tesouro Nacional Série F 10.000%—01/01/2021	2,956
	€3,939	Bundesobligation Inflation Linked[7] 0.750%—04/15/2018	5,514
COL$	512,173	Colombian TES 3.000%—03/25/2033[7]	239
	€698	Deutsche Bundesrepublik Inflation Linked Bond[7] 1.500%—04/15/2016	958
	833	France Government Bond OAT 0.250%—07/25/2018[7]	1,153
	359	1.600%—07/25/2015[7]	491
	200	2.250%—05/25/2024	288

			1,932

	3,200	Hellenic Republic Treasury Bills 0.000%—08/18/2014-12/12/2014[9]	4,262
	1,114	Italy Buoni Poliennali Del Tesoro 1.700%—09/15/2018[7]	1,570
	558	2.100%—09/15/2017-09/15/2021[7]	801
	700	2.250%—04/22/2017[7]	978
	302	2.350%—09/15/2024[3,7]	438
	1,301	2.550%—10/22/2016[7]	1,817
	106	3.100%—09/15/2026[7]	164
	200	4.750%—09/15/2016	291
	100	5.500%—11/01/2022	166

			6,225

MEX$	1,900	Mexican Bonos de Proteccion Al Ahorro 3.010%—06/29/2017[1,7]	144
	16,200	3.560%—01/30/2020[1,7]	1,247

			1,391

	2,980	Mexican Udibonos 4.000%—11/15/2040-11/08/2046[7]	255
AUD$	900	New South Wales Treasury Corp. 2.500%—11/20/2035[7]	1,108
	800	2.750%—11/20/2025[7]	1,014

			2,122

NZD$	1,200	New Zealand Government Bond 2.000%—09/20/2025[7]	1,004
	€600	Slovenia Government Bond 4.700%—11/01/2016[3]	866
	1,500	Spain Government Bond 3.800%—04/30/2024[3]	2,229
	3,800	5.400%—01/31/2023[3]	6,316

			8,545

	£100	U.K. Gilt Inflation Linked[7] 0.125%—03/22/2058	186
	133	1.250%—11/22/2055	353

			539

	€200	Xunta de Galicia 6.131%—04/03/2018	315

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $42,181)		42,681

MORTGAGE PASS-THROUGH—0.2%
	(Cost $492)
	$503	Federal National Mortgage Association 4.000%—02/01/2041	530

PURCHASED OPTIONS—0.0%
No. of Contracts
	4	Commodity—Coffee C Futures $150.00—08/08/2014	1

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—Continued
No. of Contracts		Value (000s)
27	Commodity—Crude Oil Futures $150.00—11/17/2015	$2
3,300,000	Interest Rate Swap Option 5 year 1.000%—11/10/2014	3
230	U.S. Treasury Note Option 10 year $114.50—08/22/2014	2

TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $219)		8

U.S. GOVERNMENT OBLIGATIONS—85.2%
Principal Amount (000s)
$1,500	U.S. Treasury Floating Rate Note 0.094%—04/30/2016[1]	1,500
31,437	U.S. Treasury Inflation Indexed Bonds[7] 0.125%—04/15/2016-07/15/2024	32,061
13,908	0.125%—04/15/2018[10]	14,251
18,900	0.500%—04/15/2015[10]	19,086
24,482	0.625%—07/15/2021-01/15/2024	25,636
7,286	1.125%—01/15/2021	7,840
15,270	1.250%—07/15/2020	16,617
4,868	1.375%—07/15/2018-02/15/2044	5,348
6,291	1.625%—01/15/2015[10]	6,355
11,646	1.625%—01/15/2018	12,593
9,916	1.875%—07/15/2019[10]	11,065
2,509	2.375%—01/15/2017-01/15/2025	2,893
5,899	2.500%—07/15/2016	6,355
28,625	2.625%—07/15/2017	31,751
347	3.875%—04/15/2029	509

		192,360

1,141	U.S. Treasury Notes 0.250%—08/31/2014-11/30/2014	1,141
4,300	0.500%—08/15/2014-10/15/2014	4,302
6,900	2.250%—07/31/2021	6,906

		12,349

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $205,526)		206,209

SHORT-TERM INVESTMENTS—24.5%
REPURCHASE AGREEMENTS—14.4%
3,100	Repurchase Agreement with Barclays Capital Inc. dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Notes (market value $3,169)	3,100
8,300	Repurchase Agreement with Citigroup dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Bonds (market value $8,483)	8,300
6,800	Repurchase Agreement with Credit Suisse dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Notes (market value $6,937)	6,800
8,300	Repurchase Agreement with JP Morgan dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Notes (market value $8,444)	8,300
8,300	Repurchase Agreement with Paribas dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Inflation Indexed Bonds (market value $8,396)	8,300

		34,800

U.S. GOVERNMENT AGENCIES—9.8%
100	Federal Home Loan Bank Discount Notes 0.076%—10/29/2014	100
500	0.077%—10/17/2014	500
1,400	0.078%—10/08/2014-10/22/2014	1,400
1,300	0.090%—01/14/2015	1,299
7,100	0.100%—01/26/2015-02/23/2015	7,096

		10,395

500	Federal Home Loan Mortgage Corp. Discount Notes 0.055%—09/02/2014	500
400	0.060%—09/11/2014	400
2,100	0.075%—10/24/2014	2,100
2,500	0.090%—01/08/2015	2,499
2,400	0.105%—03/17/2015	2,398
500	0.120%—05/27/2015	499
1,000	0.150%—07/07/2015	999

		9,395

900	Federal National Mortgage Association Discount Notes 0.065%—09/03/2014	900
100	0.080%—11/17/2014	100
600	0.090%—01/05/2015	600
1,300	0.095%—01/20/2015	1,299
100	0.100%—02/17/2015	100
600	0.110%—03/02/2015	600
400	0.140%—06/01/2015	399

		3,998

		23,788

U.S. GOVERNMENT OBLIGATIONS—0.3%
274	U.S. Treasury Bills 0.045%—10/30/2014[10]	274
107	0.050%—10/16/2014-11/20/2014[10]	107
300	0.088%—08/14/2014[10]	300
100	0.090%—08/07/2014	100

		781

TOTAL SHORT-TERM INVESTMENTS (Cost $59,369)		59,369

TOTAL INVESTMENTS—143.6% (Cost $345,601)		347,706

CASH AND OTHER ASSETS, LESS LIABILITIES—(43.6)%		(105,614)

TOTAL NET ASSETS—100.0%		$242,092

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	22	€2,200	09/08/2014	$(1)
Brent Crude Oil Futures (Buy)	19	$19	08/14/2014	(60)
Brent Crude Oil Futures (Buy)	4	4	11/13/2015	7
Brent Crude Oil Futures (Sell)	1	100	08/11/2014	1
Brent Crude Oil Futures (Sell)	15	15	09/15/2014	45
Brent Crude Oil Futures (Sell)	8	8	11/13/2014	11
Brent Crude Oil Futures (Sell)	8	8	02/12/2015	(10)
Brent Crude Oil Futures (Sell)	4	4	10/31/2016	(15)
Cocoa Futures (Buy)	2	—	12/15/2014	1
Cocoa Futures (Sell)	2	—	09/15/2014	(1)
Corn Futures (Buy)	23	115	12/12/2014	(70)
Corn Futures (Buy)	5	25	03/13/2015	—
Corn Futures (Buy)	5	25	12/14/2015	—
Gasoline Futures (Sell)	4	168	11/28/2014	8
Heating Oil Futures (Buy)	4	168	11/28/2014	1
Light Sweet Crude Oil Futures (Buy)	12	12	02/19/2015	36
Light Sweet Crude Oil Futures (Buy)	66	66	05/19/2015	(47)
Light Sweet Crude Oil Futures (Buy)	28	28	08/20/2015	58
Light Sweet Crude Oil Futures (Buy)	14	14	02/22/2016	(32)
Light Sweet Crude Oil Futures (Buy)	8	8	05/20/2016	(11)
Light Sweet Crude Oil Futures (Sell)	23	23	08/20/2014	81
Light Sweet Crude Oil Futures (Sell)	9	9	09/22/2014	5
Light Sweet Crude Oil Futures (Sell)	16	16	11/20/2014	51
Light Sweet Crude Oil Futures (Sell)	43	43	11/20/2015	74
Light Sweet Crude Oil Futures (Sell)	8	8	11/21/2016	10
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	01/30/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	02/27/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	03/31/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	04/30/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	05/29/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	06/30/2015	—
Natural Gas Futures (Buy)	72	720	11/25/2014	(328)
Natural Gas Futures (Buy)	16	160	04/28/2015	(38)
Natural Gas Futures (Buy)	16	160	07/29/2015	(61)
Natural Gas Futures (Buy)	1	10	02/25/2016	(3)
Natural Gas Futures (Sell)	60	600	08/27/2014	421
Natural Gas Futures (Sell)	13	130	09/26/2014	(4)
Natural Gas Futures (Sell)	1	10	12/29/2014	6
Natural Gas Futures (Sell)	6	60	02/25/2015	35
Natural Gas Futures (Sell)	8	80	03/27/2015	24
Natural Gas Futures (Sell)	16	160	09/28/2015	63
Natural Gas Futures (Sell)	1	10	03/29/2016	2
Natural Gas Swap Futures (Buy)	8	20	12/29/2015	—
Natural Gas Swap Futures (Buy)	8	20	01/27/2016	(1)
Natural Gas Swap Futures (Buy)	8	20	02/25/2016	(2)
Natural Gas Swap Futures (Buy)	8	20	03/29/2016	(5)
Natural Gas Swap Futures (Buy)	8	20	04/27/2016	(5)
Natural Gas Swap Futures (Buy)	8	20	05/26/2016	(4)
Natural Gas Swap Futures (Buy)	8	20	06/28/2016	(4)
Natural Gas Swap Futures (Buy)	8	20	07/27/2016	(4)
Natural Gas Swap Futures (Buy)	8	20	08/29/2016	(4)
Natural Gas Swap Futures (Buy)	8	20	09/28/2016	(4)
Natural Gas Swap Futures (Buy)	8	20	10/27/2016	(3)
Natural Gas Swap Futures (Buy)	8	20	11/28/2016	—
Natural Gas Swap Futures (Buy)	1	3	12/27/2018	—
Natural Gas Swap Futures (Buy)	1	3	01/29/2019	—
Natural Gas Swap Futures (Buy)	1	3	02/26/2019	—
Natural Gas Swap Futures (Buy)	1	3	03/27/2019	—
Natural Gas Swap Futures (Buy)	1	3	04/26/2019	—
Natural Gas Swap Futures (Buy)	1	3	05/29/2019	—
Natural Gas Swap Futures (Buy)	1	3	06/26/2019	—
Natural Gas Swap Futures (Buy)	1	3	07/29/2019	—
Natural Gas Swap Futures (Buy)	1	3	08/28/2019	—
Natural Gas Swap Futures (Buy)	1	3	09/26/2019	(1)
Natural Gas Swap Futures (Buy)	1	3	10/29/2019	(1)
Natural Gas Swap Futures (Buy)	1	3	11/26/2019	(1)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Red Wheat Futures (Buy)	9	$45	12/12/2014	$(38)
Soybean Futures (Sell)	9	45	11/14/2014	43
Soybean Futures (Sell)	2	10	11/13/2015	—
Sugar Futures (Buy)	81	9,072	09/30/2014	(128)
Sugar Futures (Sell)	92	10,304	02/27/2015	73
U.S. Treasury Note Futures 5 year (Buy)	323	32,300	09/30/2014	(244)
U.S. Treasury Note Futures 10 year (Buy)	101	10,100	09/19/2014	(64)
Wheat Futures (Sell)	9	45	12/12/2014	37
Wheat Futures (Sell)	3	15	03/13/2015	13
White Sugar Futures (Buy)	11	1	09/15/2014	(27)

Total Futures Contracts				$(115)

WRITTEN OPTIONS OPEN AT JULY 31, 2014

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option (Call)	JP Morgan Chase Bank, N.A.	200,000	244.17 [j]	05/16/2024	$1	$(1)
Credit Default Swap Option 5 year (Put)	BNP Paribas S.A.	900,000	1.10%	09/17/2014	3	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	1,800,000	0.85	12/17/2014	5	(6)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	600,000	0.95	09/17/2014	2	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	1,200,000	0.95	12/17/2014	2	(3)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	300,000	1.10	09/17/2014	1	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	1,200,000	0.95	09/17/2014	4	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	300,000	0.95	12/17/2014	—	(1)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	400,000	1.10	09/17/2014	1	—
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	6,600,000	1.24	11/10/2014	46	(1)
Commodity—Coffee Futures (Call)	Citibank NA	2	$210.00	08/08/2014	3	(2)
Commodity—Coffee Futures (Put)	Citibank NA	2	150.00	08/08/2014	2	—
Commodity—Crude Oil Futures (Call)	Morgan Stanley Capital Services LLC	27	160.00	11/10/2015	170	(5)
Commodity—Gold Futures (Put)	CME Group	1	1,250.00	08/26/2014	1	(1)
Commodity—Gold Futures (Put)	CME Group	8	1,260.00	08/26/2014	5	(7)
Commodity—Gold Futures (Put)	CME Group	1	1,270.00	08/26/2014	1	(1)
Commodity—Light Sweet Crude Oil Futures (Call)	CME Group	2	102.00	08/15/2014	—	—
Commodity—Light Sweet Crude Oil Futures (Put)	CME Group	2	94.00	08/15/2014	1	(1)
Commodity—Natural Gas Futures (Put)	CME Group	12	3.65	08/26/2014	8	(6)
Commodity—Platinum Gold Spread Futures (Put)	Deutsche Bank AG	200	0.01	10/01/2014	10	—
Commodity—Soybean Futures (Call)	CME Group	2	1,170.00	08/22/2014	1	(1)
Commodity—Soybean Futures (Put)	CME Group	2	1,040.00	08/22/2014	1	(1)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	2	(6.00)	08/13/2014	2	(1)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	8	(6.00)	11/12/2014	14	(4)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	4	(5.00)	11/12/2014	6	(2)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	1	(2.00)	11/12/2014	1	—
Commodity—WTI-Brent Crude Oil Spread Futures (Put)	CME Group	1	(18.00)	11/12/2014	1	—
Commodity—WTI-Brent Crude Oil Spread Futures (Put)	CME Group	4	(14.00)	11/12/2014	5	(4)
Commodity—WTI-Brent Crude Oil Spread Futures (Put)	CME Group	2	(12.00)	08/13/2014	2	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	710,000	2.68	07/01/2015	17	(20)

Total Written Options					$316	$(68)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2014

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	JP Morgan Chase Bank NA	$954	$960	08/05/2014	$(6)
Australian Dollar (Sell)	Société Générale	3,171	3,210	08/05/2014	39
Brazilian Real (Buy)	Bank of America Corp.	735	740	08/04/2014	(5)
Brazilian Real (Buy)	Barclays Capital	2,868	2,915	08/04/2014	(47)
Brazilian Real (Buy)	BNP Paribas SA	204	204	08/04/2014	—
Brazilian Real (Buy)	Credit Suisse International	635	638	08/04/2014	(3)
Brazilian Real (Buy)	Credit Suisse International	810	797	08/04/2014	13
Brazilian Real (Buy)	Deutsche Bank AG London	112	112	08/04/2014	—

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	$1,223	$1,225	08/04/2014	$(2)
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	1,213	1,233	09/03/2014	(20)
Brazilian Real (Buy)	HSBC Bank USA	631	632	08/04/2014	(1)
Brazilian Real (Buy)	JP Morgan Chase & Co.	1,722	1,732	08/04/2014	(10)
Brazilian Real (Buy)	JP Morgan Chase Bank	4,307	4,341	08/04/2014	(34)
Brazilian Real (Sell)	Bank of America Corp.	735	740	01/05/2015	5
Brazilian Real (Sell)	Bank of America NA	736	737	08/04/2014	1
Brazilian Real (Sell)	Barclays Capital	2,868	2,873	08/04/2014	5
Brazilian Real (Sell)	Barclays Capital	2,843	2,890	09/03/2014	47
Brazilian Real (Sell)	BNP Paribas SA	203	207	08/04/2014	4
Brazilian Real (Sell)	Credit Suisse International	1,445	1,448	08/04/2014	3
Brazilian Real (Sell)	Credit Suisse International	860	848	01/05/2015	(12)
Brazilian Real (Sell)	Credit Suisse International	635	638	01/05/2015	3
Brazilian Real (Sell)	Deutsche Bank AG London	112	114	08/04/2014	2
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	1,223	1,243	08/04/2014	20
Brazilian Real (Sell)	Goldman Sachs Group Inc.	109	108	01/05/2015	(1)
Brazilian Real (Sell)	HSBC Bank USA N.A.	631	590	08/04/2014	(41)
Brazilian Real (Sell)	JP Morgan Chase & Co.	3,272	3,067	08/04/2014	(205)
Brazilian Real (Sell)	JP Morgan Chase & Co.	2,757	2,772	08/04/2014	15
Brazilian Real (Sell)	JP Morgan Chase & Co.	1,722	1,732	01/05/2015	10
British Pound Sterling (Sell)	Bank of America NA	533	535	09/11/2014	2
British Pound Sterling (Sell)	Barclays Bank plc	171	170	09/11/2014	(1)
Canadian Dollar (Sell)	Barclays Bank plc	189	190	09/18/2014	1
Colombian Peso (Sell)	Credit Suisse International	236	233	10/16/2014	(3)
Euro Currency (Buy)	Bank of America NA	34,922	35,040	08/05/2014	(118)
Euro Currency (Buy)	Barclays Bank plc	511	516	08/05/2014	(5)
Euro Currency (Buy)	BNP Paribas SA	507	509	09/03/2014	(2)
Euro Currency (Sell)	Bank of America NA	35,864	35,984	09/03/2014	120
Euro Currency (Sell)	BNP Paribas SA	2,889	2,909	08/05/2014	20
Euro Currency (Sell)	Deutsche Bank AG London	31,066	31,534	08/05/2014	468
Euro Currency (Sell)	Deutsche Bank AG London	875	879	09/03/2014	4
Euro Currency (Sell)	HSBC Bank USA	1,478	1,495	08/05/2014	17
Hungarian Forint (Sell)	JP Morgan Chase Bank	1,525	1,560	10/30/2014	35
Indian Rupee (Buy)	Barclays Capital	335	340	10/15/2014	(5)
Indian Rupee (Buy)	Credit Suisse International	3,130	3,170	10/15/2014	(40)
Indian Rupee (Buy)	JP Morgan Chase Bank	563	572	10/15/2014	(9)
Indian Rupee (Buy)	Société Générale	522	531	10/15/2014	(9)
Indian Rupee (Buy)	UBS AG	374	381	10/15/2014	(7)
Japanese Yen (Buy)	UBS AG	5,307	5,302	08/05/2014	5
Japanese Yen (Sell)	BNP Paribas SA	64	65	08/05/2014	1
Japanese Yen (Sell)	JP Morgan Chase & Co.	5,242	5,310	08/05/2014	68
Japanese Yen (Sell)	UBS AG	5,307	5,302	09/03/2014	(5)
Malaysian Ringgit (Buy)	Barclays Capital	168	170	10/15/2014	(2)
Malaysian Ringgit (Buy)	BNP Paribas SA	519	520	08/29/2014	(1)
Malaysian Ringgit (Buy)	Credit Suisse International	169	170	08/29/2014	(1)
Malaysian Ringgit (Buy)	HSBC Bank USA	536	540	08/29/2014	(4)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	337	340	10/15/2014	(3)
Malaysian Ringgit (Sell)	Barclays Capital	169	170	08/29/2014	1
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	2,305	2,346	09/23/2014	(41)
Mexican Peso (Sell)	Barclays Bank plc	73	74	12/18/2014	1
Mexican Peso (Sell)	BNP Paribas SA	99	100	12/18/2014	1
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	766	770	08/25/2014	4
Mexican Peso (Sell)	Société Générale	2,017	2,040	12/18/2014	23
Mexican Peso (Sell)	UBS AG	1,001	1,020	12/18/2014	19
New Zealand Dollar (Sell)	Deutsche Bank AG London	949	974	08/05/2014	25
Polish Zloty (Buy)	Barclays Capital	1,034	1,051	10/30/2014	(17)
South African Rand (Sell)	Credit Suisse International	108	108	10/15/2014	—

Total Forward Currency Contracts					$322

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2014

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000%	09/17/2024	€600	$(1)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.750	09/17/2044	1,500	(218)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥660,000	(209)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	$9,600	(357)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	5,400	(487)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.750	06/18/2044	4,000	(190)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.000	12/17/2044	2,800	(22)

Interest Rate Swaps						$(1,484)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 21 Version 1	Buy	1.000%	06/20/2019	0.656%	$19	$17	€800	$2

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	2.108%	10/08/2023	€1,400	$100
Credit Suisse International	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023	100	5
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023	200	9
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023	500	33
Morgan Stanley Capital Services LLC	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023	300	14
Royal Bank of Scotland plc	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023	100	5
Société Générale Paris	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023	200	9
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	2.085	10/11/2017	$2,800	11
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	5,600	(94)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016	800	7
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.845	11/29/2016	3,400	28
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	900	4
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016	3,700	26
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.415	02/12/2017	1,400	(23)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.205	10/11/2018	1,700	4
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	6,500	33
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	8,200	(137)

Interest Rate Swaps						$34

TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/ Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	$44,903	172	$(546)
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	3,362	13	(41)
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	7,935	30	(96)
Deutsche Bank AG	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	33,059	127	(402)
Goldman Sachs Bank USA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	13,732	53	(167)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	17,058	33	(192)

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued TOTAL RETURN SWAPS ON INDICES—Continued

Counterparty	Floating Rate	Pay/ Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	$101,505	358	$(1,232)
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return	08/15/2014	24,001	92	(291)

Total Return Swaps on Indices							$(2,967)

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Gas Oil vs. Brent Crude Oil Spread	Receive	$17.880	12/31/2014	500	$3
Citibank NA	Gas Oil vs. Brent Crude Oil Spread	Receive	17.760	12/31/2014	500	2
Deutsche Bank AG	Gas Oil vs. Brent Crude Oil Spread	Receive	17.000	12/31/2014	1,250	(5)
Goldman Sachs International	Gas Oil vs. Brent Crude Oil Spread	Receive	18.000	12/31/2014	1,000	5
Goldman Sachs International	Gas Oil vs. Brent Crude Oil Spread	Receive	17.700	12/31/2014	500	2
Morgan Stanley Capital Services LLC	Gas Oil vs. Brent Crude Oil Spread	Receive	16.920	12/31/2014	1,250	(5)
Bank of America NA	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(6.200)	12/31/2014	250	—
Bank of America NA	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(8.150)	12/31/2015	12,000	(16)
Citibank NA	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(6.500)	12/31/2014	4,000	—
Citibank NA	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(6.250)	12/31/2014	250	—
Deutsche Bank AG	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(10.250)	12/31/2014	10,000	37
Goldman Sachs International	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(6.300)	12/31/2014	5,000	(1)
JP Morgan Chase Bank NA	Light Louisiana Sweet Crude Oil Spot Price Index	Receive	(6.430)	12/31/2014	500	—
Citibank NA	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(10.100)	12/31/2014	500	4
Citibank NA	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(10.750)	12/31/2014	500	3
Deutsche Bank AG	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(13.650)	12/31/2014	1,250	(5)
Goldman Sachs International	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(11.000)	12/31/2014	1,000	7
Goldman Sachs International	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(10.100)	12/31/2014	500	4
Morgan Stanley Capital Services LLC	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(13.650)	12/31/2014	1,250	(5)

Total Return Swaps on Commodities						$30

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brent Crude Oil Futures October 2014	Pay	$0.027	09/10/2014	$72	$1
Deutsche Bank AG	Brent Crude Oil Futures September 2014	Pay	0.032	08/11/2014	281	5
Deutsche Bank AG	Brent Crude Oil Futures September 2014	Pay	0.028	08/11/2014	71	1
Morgan Stanley Capital Services LLC	Brent Crude Oil Futures September 2014	Pay	0.036	08/11/2014	55	1
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.052	08/06/2014	330	11
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.061	11/25/2015	90	3
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.076	09/30/2014	320	17
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.054	04/21/2016	520	11
JP Morgan Chase Bank NA	London Platinum & Palladium Market Platinum PM Fix Price/USD	Pay	0.037	08/26/2014	114	2
Goldman Sachs International	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.109	11/25/2015	70	(3)
Morgan Stanley Capital Services LLC	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.092	04/21/2016	400	(9)
Citibank NA	S&P GSCI Crude Oil Official Close Index	Pay	0.046	05/14/2015	52	1

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

VARIANCE SWAPS ON COMMODITIES—Continued

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	S&P GSCI Crude Oil Official Close Index	Pay	$0.041	05/14/2015	$55	$—
Deutsche Bank AG	S&P GSCI Crude Oil Official Close Index	Pay	0.046	05/14/2015	50	—
Société Générale Paris	S&P GSCI Crude Oil Official Close Index	Pay	0.040	05/14/2015	59	—
Goldman Sachs International	S&P GSCI Gold Official Close Index Excess Return	Pay	0.027	06/11/2015	129	—
Goldman Sachs International	S&P GSCI Silver Index Excess Return	Pay	0.058	06/11/2015	89	—
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures June 2015	Pay	0.028	05/14/2015	71	—
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures June 2015	Pay	0.065	05/14/2015	121	1
Société Générale Paris	West Texas Intermediate Crude Oil Futures June 2015	Pay	0.028	05/14/2015	67	—
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures October 2014	Pay	0.026	09/17/2014	73	—
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures September 2014	Pay	0.033	08/15/2014	274	(3)
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures September 2014	Pay	0.027	08/15/2014	72	—
Morgan Stanley Capital Services LLC	West Texas Intermediate Crude Oil Futures September 2014	Pay	0.030	08/11/2014	60	(1)

Variance Swaps on Commodities						$38

VARIANCE SWAPS ON INDICES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Bloomberg Commodity Index	Pay	$0.014	11/04/2014	$92	$—
Goldman Sachs International	Bloomberg Commodity Index	Pay	0.020	02/03/2015	79	—
Deutsche Bank AG	Bloomberg Commodity Index	Pay	0.014	11/05/2014	144	—
Goldman Sachs International	S&P 500 Index	Pay	0.040	10/17/2014	530	13
JP Morgan Chase Bank NA	S&P 500 Index	Pay	0.012	08/15/2014	1,938	(11)

Variance Swaps on Indices						$2

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Hellenic Republic	Sell	1.000%	06/20/2015	3.278%	$(5)	$(9)	€200	$4
Bank of America NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.459	(13)	(36)	$700	23
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.459	(33)	(86)	1,700	53
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2015	0.865	1	(8)	300	9
Bank of America NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	03/20/2019	2.285	(11)	(17)	200	6
Goldman Sachs International	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	2.384	(38)	(31)	600	(7)

Credit Default Swaps									$88

Total Swaps									$(4,257)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2014

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$13,000	Federal National Mortgage Association TBA[11]	$13,632	$(13,633)

9

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$16,974	$—	$16,974
Collateralized Mortgage Obligations	—	7,013	—	7,013
Corporate Bonds & Notes	—	14,922	—	14,922
Foreign Government Obligations	—	42,681	—	42,681
Mortgage Pass-Through	—	530	—	530
Purchased Options	2	6	—	8
U.S. Government Obligations	—	206,209	—	206,209
Short-Term Investments
Repurchase Agreements	—	34,800	—	34,800
U.S. Government Agencies	—	23,788	—	23,788
U.S. Government Obligations	—	781	—	781

Total Investments in Securities	$2	$347,704	$—	$347,706

Financial Derivative Instruments—Assets
Forward Currency Contracts	—	982	—	982
Futures Contracts	1,106	—	—	1,106
Swap Agreements	—	519	—	519

Total Financial Derivative Instruments—Assets	$1,106	$1,501	$—	$2,607

Liability Category
Fixed Income Investments Sold Short	$—	$(13,633)	$—	$(13,633)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(660)	—	(660)
Futures Contracts	(1,221)	—	—	(1,221)
Swap Agreements	—	(4,776)	—	(4,776)
Written Options	(29)	(39)	—	(68)

Total Financial Derivative Instruments—Liabilities	$(1,250)	$(5,475)	$—	$(6,725)

Total Investments	$(142)	$330,097	$—	$329,955

There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$1,230	$(3,968)
Credit Contracts	97	(17)
Equity Contracts	13	(11)
Foreign Exchange Contracts	982	(680)
Interest Rate Contracts	293	(2,049)

Total	$2,615	$(6,725)

10

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2014.

2	Step coupon security

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $17,572 or 7% of net assets.

4	Variable rate security, the stated rate represents the rate in effect at July 31, 2014.

5	CLO after the name of a security stands for Collateralized Loan Obligations.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	Perpetuity bond, the maturity date represents the next callable date.

9	Zero coupon bond

10	At July 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate value of $3,387 or 0% of net assets.

11	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2014. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

j	Amount represents Index Value.

AUD$	Australian Dollar

R$	Brazilian Real

£	British Pound

COL$	Colombian Peso

€	Euro

MEX$	Mexican Peso

NZD$	New Zealand Dollar

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of 8.2%)

ASSET-BACKED SECURITIES—14.9%
Principal Amount (000s)		Value (000s)
$45	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP2 Cl. A1 0.310%—08/25/2036[1]	$40
€203	Avoca Capital Series III-X Cl. A 0.655%—09/15/2021[1]	270
$931	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 Cl. 2A1 0.555%—09/25/2046[1]	803
43	Belle Haven ABS CLO Ltd.[2] Series 2004-1A Cl. A1ST 0.599%—11/03/2044[1,3]	21
87	Series 2004-1A Cl. A1SB 0.639%—11/03/2044[1,3]	44

		65

400	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.295%—08/25/2037[1]	330
400	Series 2007-11 Cl. 2A3 0.345%—06/25/2047[1]	344
2,100	Series 2006-6 Cl. 2A3 0.435%—09/25/2036[1]	1,782
100	Series 2006-1 Cl. AF5 5.264%—07/25/2036[4]	69

		2,525

181	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 4.188%—03/25/2037[4]	115
181	Series 2007-CB3 Cl. A4 4.188%—03/25/2037[4]	117

		232

591	First Franklin Mortgage Loan Trust Series 2004-FF8 Cl. M3 1.580%—10/25/2034[1]	466
71	Huntington CLO Ltd.[2] Series 2005-1A Cl. A1A 0.508%—11/05/2040[1,3]	68
53	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.315%—07/25/2037[1]	33
200	JP Morgan Mortgage Acquisition Corp. Series 2006-CW1 Cl. A5 0.395%—05/25/2036[1]	169
699	Morgan Stanley ABS Capital I Series 2007-HE2 Cl. A2B 0.245%—01/25/2037[1]	416
89	Series 2007-NC1 Cl. A2C 0.295%—11/25/2036[1]	63
100	Series 2006-NC5 Cl. A4 0.305%—10/25/2036[1]	70
100	Series 2006-HE1 Cl. A4 0.445%—01/25/2036[1]	90

		639

47	Newcastle CLO V Ltd.[2] Series 2004-5A Cl. 1 0.571%—12/24/2039[1,3]	45
73	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.302%—05/25/2037[1]	48
60	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.920%—02/25/2034[1]	57
154	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.536%—09/07/2039[1,3]	120
359	Series 2004-1A Cl. ALTB 0.556%—09/07/2039[1,3]	279

		399

125	SLM Student Loan Trust Series 2010-A Cl. 2A 3.402%—05/16/2044[1,3]	133
88	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.463%—04/17/2021[1,3]	86
48	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.515%—10/25/2035[1]	47
81	Triaxx Prime CLO[2] Series 2007-1A Cl. A1D 0.416%—10/02/2039[1,3]	68

TOTAL ASSET-BACKED SECURITIES (Cost $4,277)		6,193

BANK LOAN OBLIGATIONS—0.2%
(Cost $99)
99	HJ Heinz Co. Term Loan B2 3.500%—06/05/2020[5]	99

COLLATERALIZED MORTGAGE OBLIGATIONS—5.3%
48	American Home Mortgage Assets Trust Series 2006-2 Cl. 1A1 1.078%—09/25/2046[1]	35
22	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	23
73	Banc of America Funding Corp. Series 2007-D Cl. 1A4 0.386%—06/20/2047[1]	68
15	Series 2004-A Cl. 4A1 2.672%—06/20/2032[5]	15

		83

68	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	59
36	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.266%—08/25/2035[1]	36
9	Series 2004-10 Cl. 15A1 2.620%—01/25/2035[5]	9

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
$18	Series 2005-1 Cl. 4A1 4.944%—03/25/2035[5]	$18

		63

€118	Berica ABS Srl Series 2011-1 Cl. A1 0.509%—12/31/2055[1]	155
$58	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.766%—08/25/2035[5]	58
37	First Horizon Asset Securities Inc. Series 2005-AR4 Cl. 2A1 2.567%—10/25/2035[5]	33
€5	Granite Mortgages plc Series 2003-3 Cl. 2A 0.581%—01/20/2044[1]	7
£48	Series 2004-3 Cl. 3A2 0.934%—09/20/2044[1]	81

		88

$23	Impac CMB Trust Series 2004-4 Cl. 1A1 0.792%—09/25/2034[1]	22
10	Indymac Index Mortgage Loan Trust Series 2004-AR6 Cl. 5A1 2.512%—10/25/2034[5]	10
15	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.305%—07/25/2036[1]	15
85	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 Cl. 1A1 5.397%—05/15/2045	91
298	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.788%—04/25/2036[5]	268
11	Series 2006-S2 Cl. 2A2 5.875%—06/25/2021	12

		280

10	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.170%—05/25/2034[5]	10
111	Merrill Lynch Mortgage Investors Trust Series 2003-H Cl. A3A 1.935%—01/25/2029[5]	110
117	Morgan Stanley Capital I Trust Series 2007-IQ14 Cl. A1A 5.665%—04/15/2049[5]	128
53	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	55
29	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.232%—06/15/2020[1,3]	29
362	Series 2007-C32 Cl. A1A 5.745%—06/15/2049[5]	396
57	Series 2006-C27 Cl. 1A1 5.749%—07/15/2045[5]	62
63	Series 2007-C33 Cl. 1A1 5.941%—02/15/2051[5]	70

		557

13	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.385%—04/25/2045[1]	12
52	Series 2005-AR9 Cl. A1A 0.475%—07/25/2045[1]	50
111	Series 2007-HY3 Cl. 2A1 2.131%—03/25/2037[5]	96
183	Series 2007-HY4 Cl. 3A1 4.558%—04/25/2037[5]	173

		331

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,030)		2,206

CORPORATE BONDS & NOTES—41.5%
100	Abbey National Treasury Services plc 4.000%—04/27/2016	105
400	Abbvie Inc. 0.997%—11/06/2015[1]	403
100	AES Corp. 3.229%—06/01/2019[1]	100
200	Ally Financial Inc. 3.500%—07/18/2016	204
100	4.625%—06/26/2015	102
400	5.500%—02/15/2017	427
500	6.750%—12/01/2014	506

		1,239

1,000	American International Group Inc. 2.375%—08/24/2015	1,017
400	Anglo American Capital plc 1.184%—04/15/2016[1,3]	401
100	Bank of America Corp. 0.554%—08/15/2016[1]	99
200	2.000%—01/11/2018	201
300	5.750%—12/01/2017	337
100	6.500%—08/01/2016	110

		747

100	Bank of America Corp. MTN[6] 1.050%—03/22/2016[1]	101
400	BellSouth Corp. 4.182%—04/26/2021[3]	408
380	BP Capital Markets plc 0.567%—11/06/2015[1]	381
200	BPCE SA 5.150%—07/21/2024[3]	210
200	CIT Group Inc. 4.250%—08/15/2017	207
300	4.750%—02/15/2015[3]	304

		511

100	Citigroup Inc. 1.194%—07/25/2016[1]	101
100	6.010%—01/15/2015	103

		204

400	Community Health Systems Inc. 5.125%—08/15/2018	411
100	COX Communications Inc. 5.450%—12/15/2014	102
100	5.875%—12/01/2016[3]	110

		212

100	DISH DBS Corp. 6.625%—10/01/2014	101
400	Ford Motor Credit Co. LLC 2.750%—05/15/2015	407
300	4.207%—04/15/2016	315

		722

400	Ford Motor Credit Co. LLC MTN[6] 1.013%—01/17/2017[1]	403
200	Gazprom OAO Via Gaz Capital SA 5.092%—11/29/2015[3]	208

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
	$400	General Mills Inc. 0.534%—01/29/2016[1]	$401
	100	Goldman Sachs Group Inc. 0.734%—01/12/2015[1]	100
	100	HSBC Finance Corp. 5.250%—04/15/2015	103
	400	Imperial Tobacco Finance plc 2.050%—02/11/2018[3]	399
	300	ING Bank NV 0.574%—01/04/2016[1,3]	300
	462	International Lease Finance Corp. 4.875%—04/01/2015	471
	100	6.500%—09/01/2014[3]	100
	300	8.625%—09/15/2015	321

			892

	100	JP Morgan Chase & Co. 1.134%—01/25/2018[1]	102
	400	3.450%—03/01/2016	416

			518

	100	JP Morgan Chase & Co. MTN[6] 0.847%—02/26/2016[1]	100
	300	1.100%—10/15/2015	302

			402

	100	Kroger Co. 2.200%—01/15/2017	103
	100	Merrill Lynch & Co. Inc. MTN[6] 6.400%—08/28/2017	114
	400	Metropolitan Life Global Funding I 0.365%—06/23/2016[1,3]	400
	100	MGM Resorts International 6.875%—04/01/2016	108
	100	Morgan Stanley 1.750%—02/25/2016	101
	100	Mylan Inc. 1.800%—06/24/2016	101
	200	Nbcuniversal Enterprise Co. 0.771%—04/15/2016[1,3]	201
	100	Petrobras Global Finance BV 2.592%—03/17/2017[1]	101
	300	Petrobras International Finance Co. 2.875%—02/06/2015	303
	300	Pricoa Global Funding 1 MTN[6] 0.375%—05/16/2016[1,3]	300
	300	Sberbank of Russia Via SB Capital SA 5.499%—07/07/2015	309
	200	Sinopec Group Overseas Development 2014 Ltd. 1.014%—04/10/2017[1,3]	200
	100	SLM Corp. MTN[6] 8.450%—06/15/2018	116
	200	UnitedHealth Group Inc. 0.354%—08/28/2014[1]	200
	200	Verizon Communications Inc. 1.761%—09/15/2016[1]	205
	400	2.500%—09/15/2016	413
	100	3.650%—09/14/2018	107

			725

	200	Volkswagen Group America Co. 0.447%—05/23/2016[1,3]	200
	300	Volkswagen International Finance NV 0.556%—11/18/2015[1,3]	301
	1,200	1.150%—11/20/2015[3]	1,206

			1,507

	400	Volvo Treasury AB Co. 5.950%—04/01/2015[3]	414
	300	VTB Bank OJSC Via VTB Capital SA 6.465%—03/04/2015[3]	306
	300	Wachovia Bank NA 0.619%—11/03/2014[1]	300
	100	Wells Fargo & Co. 0.435%—10/28/2015[1]	100
	50	Wynn Las Vegas LLC 7.750%—08/15/2020	54

	TOTAL CORPORATE BONDS & NOTES (Cost $17,243)		17,262

FOREIGN GOVERNMENT OBLIGATIONS—25.4%
R$	3,300	Brazil Letras Do Tesouro Nacional 0.000%—04/01/2015-07/01/2017[7]	1,169
	€400	Hellenic Republic Treasury Bills 0.000%—09/19/2014-10/17/2014[7]	534
	100	Italy Buoni Poliennali Del Tesoro 2.250%—04/22/2017[8]	140
	1,700	3.750%—08/01/2015	2,353
	1,700	4.500%—07/15/2015	2,366

			4,859

	100	Italy Certificati di Credito Del Tesoro 0.000%—06/30/2015[7]	134
MEX$	25,500	Mexico Cetes 0.000%—08/07/2014-11/13/2014[7]	1,924
	€100	Slovenia Government Bond 4.700%—11/01/2016[3]	144
	400	Spain Government Bond 2.100%—04/30/2017	557
	200	3.000%—04/30/2015	274
	200	3.300%—07/30/2016	283
	500	4.000%—07/30/2015	694

			1,808

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,695)		10,572

MORTGAGE PASS-THROUGH—0.8%
	$98	Federal Home Loan Mortgage Corp. 1.569%—10/25/2021[5]	9
	92	11.729%—04/15/2044[1]	95
	90	13.115%—02/15/2044[1]	92

			196

	7	Federal National Mortgage Association 2.312%—07/01/2032[1]	8
	86	2.792%—11/01/2042[1]	87
	13	4.500%—02/01/2026	14

			109

	27	Federal National Mortgage Association REMIC[9] 0.275%—03/25/2034[1]	27

	TOTAL MORTGAGE PASS-THROUGH (Cost $335)		332

MUNICIPAL BONDS—2.3%
	100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	78
	100	6.000%—06/01/2042	78

			156

	100	California State 7.600%—11/01/2040	150

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued
Principal Amount (000s)		Value (000s)
$400	Illinois State 4.421%—01/01/2015	$406
200	New York City, NY 5.887%—12/01/2024	242

TOTAL MUNICIPAL BONDS (Cost $848)		954

PREFERRED STOCKS—0.1%
(Cost $24)
Shares
CONSUMER FINANCE—0.1%
900	Ally Financial Inc.	24

U.S. GOVERNMENT OBLIGATIONS—1.3%
Principal Amount (000s)
$206	U.S. Treasury Inflation Indexed Bonds[8] 0.125%—01/15/2023[10]	205
328	1.250%—07/15/2020[10]	356

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $577)		561

SHORT-TERM INVESTMENTS—7.2%
CERTIFICATES OF DEPOSIT—2.5%
400	Credit Suisse NY 0.547%—08/24/2015[1]	400
400	Royal BK of Canada 1.370%—05/07/2015	367
250	Sumitomo Mitsui Banking Corp. 0.554%—04/29/2016[1]	250

		1,017

COMMERCIAL PAPER—2.4%
600	Glencore Funding LLC 0.690%—10/03/2014-10/07/2014	$599
400	Vodafone Group plc 0.600%—06/29/2015	398

		997

REPURCHASE AGREEMENTS—1.8%
600	Repurchase Agreement with Citigroup dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Bonds (market value $614)	600
156	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by Federal Home Loan Mortgage Corp. Notes (market value $164)	156

		756

U.S. GOVERNMENT AGENCIES—0.2%
100	Federal Home Loan Bank Discount Notes 0.065%—09/03/2014	100

U.S. GOVERNMENT OBLIGATIONS—0.3%
120	U.S. Treasury Bills 0.050%—01/22/2015[10]	120

TOTAL SHORT-TERM INVESTMENTS (Cost $2,990)		2,990

TOTAL INVESTMENTS—99.0% (Cost $39,118)		41,193

CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		416

TOTAL NET ASSETS—100.0%		$41,609

FUTURES CONTRACTS OPEN AT JULY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	32	$8,000	09/14/2015	$(4)
Eurodollar Futures-CME 90 day (Buy)	24	6,000	12/14/2015	(9)
Eurodollar Futures-CME 90 day (Buy)	97	24,250	03/14/2016	(42)
Eurodollar Futures-CME 90 day (Buy)	33	8,250	06/13/2016	(19)
Eurodollar Futures-CME 90 day (Buy)	14	3,500	09/19/2016	(7)
Eurodollar Futures-CME 90 day (Buy)	3	750	12/19/2016	(1)
Eurodollar Futures-CME 90 day (Buy)	11	2,750	03/13/2017	(5)
Eurodollar Futures-CME 90 day (Buy)	2	500	06/19/2017	(1)

Total Futures Contracts				$(88)

WRITTEN OPTIONS OPEN AT JULY 31, 2014

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Brazil Ibovespa Index Option (Call)	JP Morgan Chase Bank, N.A.	8	59,488.00	[j]	08/13/2014	$2	$—
Brazil Ibovespa Index Option (Put)	JP Morgan Chase Bank, N.A.	8	55,484.00	[j]	08/13/2014	2	(2)
S&P 500 Index Option (Call)	CME Group	9	2,025.00	[j]	10/18/2014	15	(8)

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
S&P 500 Index Option (Put)	CME Group	9	1,890.00	[j]	10/18/2014	$20	$(35)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	400,000	0.85%		12/17/2014	1	(1)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	400,000	0.95		09/17/2014	1	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	700,000	0.95		12/17/2014	1	(2)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	500,000	0.90		12/17/2014	1	(1)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	300,000	0.95		12/17/2014	—	(1)
Interest Rate Swap Option 5 year (Put)	Bank of America NA	400,000	3.00		10/15/2015	11	(4)
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	4,000,000	1.51		09/02/2014	4	—
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	2,000,000	1.70		10/14/2014	3	(2)
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	600,000	2.05		09/23/2014	2	(1)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	4,000,000	1.92		09/02/2014	24	(16)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	2,000,000	2.05		10/14/2014	6	(10)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	600,000	2.45		09/23/2014	4	(2)
Interest Rate Swap Option 5 year (Call)	Goldman Sachs Bank USA	8,600,000	1.65		10/14/2014	12	(5)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	8,600,000	2.00		10/14/2014	31	(51)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	400,000	3.00		10/15/2015	11	(4)
Interest Rate Swap Option 5 year (Call)	JP Morgan Chase Bank, N.A.	2,300,000	1.65		09/02/2014	3	—
Interest Rate Swap Option 5 year (Call)	JP Morgan Chase Bank, N.A.	300,000	2.05		09/24/2014	1	(1)
Interest Rate Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	2,300,000	2.05		09/02/2014	7	(4)
Interest Rate Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	300,000	2.45		09/24/2014	2	(1)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	1,200,000	1.60		09/15/2014	1	—
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	3,100,000	1.70		10/14/2014	4	(3)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	1,200,000	2.00		09/15/2014	7	(4)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	3,100,000	2.05		10/14/2014	11	(15)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	800,000	3.53		02/29/2016	10	(7)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	2,300,000	2.50		09/02/2014	4	(1)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	2,300,000	3.00		09/02/2014	10	(1)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	300,000	$14.25		06/12/2015	5	(5)

Total Written Options						$216	$(187)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2014

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays Capital	$657	$658	08/04/2014	$(1)
Brazilian Real (Buy)	Credit Suisse Group AG	122	120	11/04/2014	2
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	116	118	08/04/2014	(2)
Brazilian Real (Buy)	JP Morgan Chase Bank	156	156	08/04/2014	—
Brazilian Real (Buy)	Morgan Stanley Bank NA	61	60	11/04/2014	1
Brazilian Real (Buy)	UBS AG	697	710	08/04/2014	(13)
Brazilian Real (Buy)	UBS AG	51	50	11/04/2014	1
Brazilian Real (Sell)	Barclays Capital	657	670	08/04/2014	13
Brazilian Real (Sell)	BNP Paribas S.A.	4	4	04/02/2015	—
Brazilian Real (Sell)	Credit Suisse Group AG	122	120	11/04/2014	(2)
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	116	116	08/04/2014	—
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	115	117	09/03/2014	2
Brazilian Real (Sell)	HSBC Bank USA	51	50	11/04/2014	(1)
Brazilian Real (Sell)	JP Morgan Chase Bank	156	158	08/04/2014	2
Brazilian Real (Sell)	JP Morgan Chase Bank	61	60	11/04/2014	(1)
Brazilian Real (Sell)	Morgan Stanley Bank NA	409	406	04/02/2015	(3)
Brazilian Real (Sell)	UBS AG	697	698	08/04/2014	1
Brazilian Real (Sell)	UBS AG	355	360	01/04/2017	5
Brazilian Real (Sell)	UBS AG	341	352	07/05/2017	11
British Pound Sterling (Sell)	Barclays Bank plc	15	15	09/11/2014	—
British Pound Sterling (Sell)	Barclays Bank plc	89	89	09/11/2014	—
Canadian Dollar (Sell)	Bank of America Corp.	360	360	05/05/2015	—
Canadian Dollar (Sell)	Barclays Bank plc	47	47	09/18/2014	—

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Buy)	Bank of America NA	$7,230	$7,254	08/05/2014	$(24)
Euro Currency (Buy)	Deutsche Bank AG London	70	71	08/05/2014	(1)
Euro Currency (Buy)	JP Morgan Chase Bank NA	190	193	08/05/2014	(3)
Euro Currency (Buy)	JP Morgan Chase Bank NA	79	79	09/03/2014	—
Euro Currency (Sell)	Bank of America Corp.	328	332	06/15/2015	4
Euro Currency (Sell)	Bank of America Corp.	780	788	06/13/2016	8
Euro Currency (Sell)	Bank of America Corp.	193	196	06/27/2016	3
Euro Currency (Sell)	Bank of America NA	7,230	7,254	09/03/2014	24
Euro Currency (Sell)	Barclays Bank plc	978	995	08/05/2014	17
Euro Currency (Sell)	Barclays Bank plc	187	189	06/15/2015	2
Euro Currency (Sell)	Barclays Bank plc	213	216	06/27/2016	3
Euro Currency (Sell)	BNP Paribas SA	20	20	08/05/2014	—
Euro Currency (Sell)	BNP Paribas SA	134	136	06/15/2015	2
Euro Currency (Sell)	Credit Suisse Group AG	6,198	6,315	08/05/2014	117
Euro Currency (Sell)	Credit Suisse Group AG	270	273	06/15/2015	3
Euro Currency (Sell)	Deutsche Bank AG London	287	290	06/13/2016	3
Euro Currency (Sell)	Deutsche Bank AG London	279	282	08/05/2014	3
Euro Currency (Sell)	JP Morgan Chase Bank NA	13	13	08/05/2014	—
Japanese Yen (Buy)	UBS AG	79	79	08/05/2014	—
Japanese Yen (Sell)	Deutsche Bank AG London	228	324	10/11/2016	96
Japanese Yen (Sell)	JP Morgan Chase Bank NA	80	81	08/05/2014	1
Japanese Yen (Sell)	UBS AG	79	79	09/03/2014	—
Mexican Peso (Buy)	BNP Paribas SA	1,070	1,088	12/18/2014	(18)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	421	423	08/25/2014	(2)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	97	99	09/23/2014	(2)
Mexican Peso (Sell)	BNP Paribas SA	149	147	08/07/2014	(2)
Mexican Peso (Sell)	BNP Paribas SA	408	401	08/21/2014	(7)
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	194	190	08/21/2014	(4)
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	75	76	08/21/2014	1
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	668	659	09/04/2014	(9)
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	44	45	09/11/2014	1
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	82	83	10/30/2014	1
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	89	90	11/13/2014	1
Mexican Peso (Sell)	Morgan Stanley Bank NA	186	182	08/21/2014	(4)

Total Forward Currency Contracts					$229

SWAP AGREEMENTS OPEN AT JULY 31, 2014

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.470%	04/26/2019	MEX$	700	$1
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.650	05/30/2024		8,000	3
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	06/19/2024		$3,100	(1)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043		300	13

Interest Rate Swaps							$16

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 21	Buy	1.000%	06/20/2019	0.642%	$48	$43	$2,700	$5
ICE Group	Dow Jones CDX North America High Yield Index Series 22	Buy	5.000	06/20/2019	3.434	29	32	396	(3)

Credit Default Swaps									$2

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	8.160%	01/02/2015	R$	200	$(2)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	8.440	01/02/2015		400	(4)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	8.420	01/02/2017		500	(14)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	8.600	01/02/2017		800	(17)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	8.860	01/02/2017		200	(5)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		500	—
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	7.620	01/02/2015		200	(2)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.415	01/02/2017		800	(21)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	7.550	01/02/2015		100	(1)
JP Morgan Chase Bank NA	Brazil Cetip Interbank Deposit	Pay	9.010	01/02/2017		400	(10)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	8.640	01/02/2017		200	(6)
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	7.740	05/29/2024	MEX$	3,000	1
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	7.650	05/30/2024		3,000	—

Interest Rate Swaps							$(81)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	HSBC Bank USA N.A. 4.000% due 01/15/2021	Sell	1.000%	03/20/2019	0.505%	$3	$2	€100	$1
Deutsche Bank AG	HSBC Bank USA N.A. 4.000% due 01/15/2021	Sell	1.000	03/20/2019	0.505	3	1	100	2
JP Morgan Chase Bank NA	HSBC Bank USA N.A. 4.000% due 01/15/2021	Sell	1.000	03/20/2019	0.505	13	7	400	6
BNP Paribas SA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	06/20/2016	0.175	2	2	$100	—
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.188	2	2	100	—
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	03/20/2019	0.415	3	2	100	1
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	12/20/2023	0.876	5	(8)	400	13
Goldman Sachs International	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2018	0.349	3	3	100	—
JP Morgan Chase Bank NA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.188	2	2	100	—
Morgan Stanley Capital Services LLC	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.188	2	2	100	—
JP Morgan Chase Bank NA	Bolivarian Republic of Venezuela 9.250% due 09/15/2027	Sell	5.000	06/20/2016	10.079	(8)	(14)	100	6
Goldman Sachs International	Citigroup Inc. 6.125% due 05/15/2018	Sell	1.000	03/20/2019	0.669	2	1	100	1
Credit Suisse International	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	12/20/2018	1.383	(2)	(5)	100	3
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.459	(19)	(44)	1,000	25
Goldman Sachs International	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	0.626	1	—	100	1
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.459	(2)	(5)	100	3
Barclays Bank plc	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2015	0.247	1	1	100	—
Barclays Bank plc	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2017	0.364	2	2	100	—
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2015	0.247	1	1	100	—
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	06/20/2016	0.306	3	3	200	—
Morgan Stanley Capital Services LLC	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	12/20/2014	0.206	1	1	200	—

18

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000%	09/20/2015	0.247%	$1	$1	$100	$—
Credit Suisse International	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2015	0.229	1	1	100	—
Deutsche Bank AG	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2015	0.229	2	2	200	—
Deutsche Bank AG	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	0.360	4	4	300	—
Goldman Sachs International	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	03/20/2019	0.653	2	(1)	100	3
Bank of America NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	03/20/2019	0.704	3	1	200	2
Bank of America NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	06/20/2019	0.753	4	3	300	1
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.650	5	5	300	—
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	03/20/2019	0.704	1	—	100	1
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	06/20/2019	0.753	3	2	200	1
Deutsche Bank AG	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	06/20/2019	0.753	2	1	200	1
JP Morgan Chase Bank NA	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	12/20/2016	0.322	2	(5)	100	7
JP Morgan Chase Bank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.650	5	5	300	—
JP Morgan Chase Bank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	03/20/2019	0.704	4	1	300	3
JP Morgan Chase Bank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	06/20/2019	0.753	1	—	100	1
JP Morgan Chase Bank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	09/20/2019	0.798	3	4	300	(1)
Morgan Stanley Capital Services LLC	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.650	3	3	200	—
Credit Suisse International	Republic of Colombia 10.375% due 01/28/2033	Sell	1.000	03/20/2019	0.840	1	—	100	1
Morgan Stanley Capital Services LLC	Republic of Colombia 10.375% due 01/28/2033	Sell	1.000	12/20/2018	0.790	1	(1)	100	2
Barclays Bank plc	Republic of Indonesia 6.875% due 03/09/2017	Sell	1.000	06/20/2019	1.385	(2)	(3)	100	1
Deutsche Bank AG	Republic of Indonesia 6.875% due 03/09/2017	Sell	1.000	06/20/2019	1.385	(3)	(4)	200	1
HSBC Bank USA NA	Republic of Indonesia 6.875% due 03/09/2017	Sell	1.000	12/20/2018	1.209	(1)	(5)	100	4
JP Morgan Chase Bank NA	Republic of Indonesia 6.875% due 03/09/2017	Sell	1.000	09/20/2019	1.459	(2)	(2)	100	—
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2019	0.987	1	—	400	1
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	09/20/2019	1.010	—	1	200	(1)
HSBC Bank USA NA	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2017	0.743	3	4	400	(1)
HSBC Bank USA NA	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2019	0.962	—	(2)	100	2
Bank of America NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2015	1.571	(1)	(1)	100	—
Bank of America NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	2.384	(19)	(12)	300	(7)
HSBC Bank USA NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2019	2.337	(6)	(6)	100	—
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	2.384	(6)	(4)	100	(2)
JP Morgan Chase Bank NA	State of Qatar 9.750% due 06/15/2030	Sell	1.000	06/20/2019	0.558	2	2	100	—

19

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000%	09/20/2014	0.219%	$—	$—	$100	$—
Bank of America NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	3	1	200	2
Bank of America NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	9	14	900	(5)
Bank of America NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2019	0.863	1	2	100	(1)
Credit Suisse International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	1	—	100	1
Deutsche Bank AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	2	3	200	(1)
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	1	—	100	1
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	1	—	100	1
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	1	1	100	—
Morgan Stanley Capital Services LLC	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2019	0.863	1	2	100	(1)
Credit Suisse International	Wells Fargo & Co. 0.435% due 10/28/2015	Sell	1.000	09/20/2017	0.290	2	2	100	—

Credit Default Swaps									$79

Total Swaps									$16

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$6,193	$—	$6,193
Bank Loan Obligations	—	99	—	99
Collateralized Mortgage Obligations	—	2,206	—	2,206
Corporate Bonds & Notes	—	17,262	—	17,262
Foreign Government Obligations	—	10,572	—	10,572
Mortgage Pass-Through	—	332	—	332
Municipal Bonds	—	954	—	954
Preferred Stocks	24	—	—	24
U.S. Government Obligations	—	561	—	561
Short-Term Investments
Certificates Of Deposit	—	1,017	—	1,017
Commercial Paper	—	997	—	997
Repurchase Agreements	—	756	—	756
U.S. Government Agencies	—	100	—	100
U.S. Government Obligations	—	120	—	120

Total Investments in Securities	$24	$41,169	$—	$41,193

Financial Derivative Instruments-Assets
Forward Currency Contracts	$—	$328	$—	$328
Swap Agreements	—	122	—	122

Total Financial Derivative Instruments-Assets	$—	$450	$—	$450

Liability Category
Financial Derivative Instruments-Liabilities
Forward Currency Contracts	$—	$(99)	$—	$(99)
Futures Contracts	(88)	—	—	(88)
Swap Agreements	—	(106)	—	(106)
Written Options	(43)	(144)	—	(187)

Total Financial Derivative Instruments-Liabilities	$(131)	$(349)	$—	$(480)

Total Investments	$(107)	$41,270	$—	$41,163

20

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$104	$(28)
Equity Contracts	—	(43)
Foreign Exchange Contracts	328	(104)
Interest Rate Contracts	18	(305)

Total	$450	$(480)

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2014.

2	CLO after the name of a security stands for Collateralized Loan Obligations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $7,064 or 17% of net assets.

4	Step coupon security

5	Variable rate security, the stated rate represents the rate in effect at July 31, 2014.

6	MTN after the name of a security stands for Medium Term Note.

7	Zero coupon bond

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

10	At July 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate value of $409 or 0% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

R$	Brazilian Real

£	British Pound

€	Euro

MEX$	Mexican Peso

The accompanying notes are an integral part of the Portfolio of Investments.

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and exchange cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor Unconstrained Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agent it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset- backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Reverse Repurchase Agreements

In reverse repurchase agreement involves the sale of a portfolio security by a Fund, coupled with an agreement to repurchase the security at a specified time and price. Until the security is repurchased, the Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. During the period, Harbor Unconstrained Bond Fund entered into reverse repurchase agreements. While a reverse repurchase agreement is outstanding, the Fund continues to receive principal and interest payments on the underlying security. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to- market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the market value of the securities purchased may decline below the repurchase price of the securities sold. Activity in reverse repurchase agreements by Harbor Unconstrained Bond Fund for the period ended July 31, 2014 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of Period	Current Interest Rate	Maximum Amount Outstanding During the Period	Average Daily Amount Outstanding During the Period	Average Interest Rate During the Period
Reverse repurchase agreements	$—	N/A	$400	$1	0.020%

Average debt outstanding and average interest rate during the period is calculated based on calendar days.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, each Fund entered into such financing transactions referred to as sale- buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended July 31, 2014 was $234,228 at a weighted average interest rate of 0.127% for the Harbor Commodity Real Return Strategy Fund and $4,557 at a weighted average interest rate of 0.143% for the Harbor Unconstrained Bond Fund.

Short Sales

During the period, each Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, each Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2014 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund was $3,768 and $12,003, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate) for the

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

30

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Master Netting Arrangements

As described in further detail below, the Funds may enter into certain Master Netting Agreements that govern the terms of certain transactions. Master Netting Agreements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Agreements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Agreements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.

For the period ended July 31, 2014, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund have entered into the following Master Netting Agreements:

Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties.

Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern Over-The-Counter (OTC) market traded financial derivative transactions entered into by the Fund and select counterparties.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2014, the Subsidiary represented approximately $68,134 or approximately 28% of the net assets (19% of the gross assets) of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a mutual fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

31

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

New Accounting Pronouncement

The Funds have adopted Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which was established to enhance disclosures pertaining to the offsetting of financial assets and liabilities or those subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 requires additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. For a detailed discussion of financial assets and liabilities subject to an enforceable master netting arrangement or similar agreement, please refer to the Master Netting Arrangements section in Note 2.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2014 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$345,601	$2,893	$(788)	$2,105
Harbor Unconstrained Bond Fund*	39,118	2,290	(215)	2,075

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

32

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.SM.0714

Quarterly Schedule of Portfolio Holdings

July 31, 2014

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 6.3%)

CONVERTIBLE BONDS—90.0%
Principal Amount (000s)		Value (000s)
AUTOMOBILES—2.9%
	Navistar International Corp.
$6,475	4.750%—04/15/2019[1]	$6,795
	Tesla Motors Inc.
3,300	0.250%—03/01/2019	3,120

		9,915

BIOTECHNOLOGY—0.9%
	BioMarin Pharmaceutical Inc.
3,075	0.750%—10/15/2018	3,163

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)
BUILDING PRODUCTS—2.8%
	Griffon Corp.
2,525	4.000%—01/15/2017[1]	2,744
	Toll Brothers Finance Corp.
6,630	0.500%—09/15/2032	6,767

		9,511

CAPITAL MARKETS—3.6%
	Ares Capital Corp.
6,225	5.125%—06/01/2016	6,603
	Walter Investment Management Corp.
6,065	4.500%—11/01/2019	5,625

		12,228

CONTAINERS & PACKAGING—1.6%
	Owens-Brockway Glass Container Inc.
5,480	3.000%—06/01/2015[1]	5,607

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
	Ciena Corp.
6,240	0.875%—06/15/2017	6,213

FOOD PRODUCTS—0.2%
	Chiquita Brands International Inc.
700	4.250%—08/15/2016	703

HEALTH CARE EQUIPMENT & SUPPLIES—6.1%
	Alere Inc.
2,340	3.000%—05/15/2016	2,606
	Hologic Inc.
1,435	0.000%—12/15/2043[2]	1,584
5,030	2.000%—03/01/2042[2]	5,536

		7,120

	NuVasive Inc.
5,790	2.750%—07/01/2017	6,753
	Volcano Corp.
4,795	1.750%—12/01/2017	4,552

		21,031

HEALTH CARE PROVIDERS & SERVICES—2.0%
	Omnicare Inc.
6,575	3.250%—12/15/2035	6,941

HOTELS, RESTAURANTS & LEISURE—1.7%
	MGM Resorts International
3,950	4.250%—04/15/2015	5,873

HOUSEHOLD DURABLES—2.9%
	Jarden Corp.
2,310	1.875%—09/15/2018	3,064
	Ryland Group Inc.
7,305	0.250%—06/01/2019	6,766

		9,830

INDUSTRIAL CONGLOMERATES—2.1%
	Siemens Financieringsmaatschappij NV
6,750	1.050%—08/16/2017	7,374

INTERNET & CATALOG RETAIL—4.7%
	Ctrip.com International Ltd.
5,905	1.250%—10/15/2018[1]	6,484
	Homeaway Inc.
4,035	0.125%—04/01/2019[1]	3,962
	Shutterfly Inc.
5,575	0.250%—05/15/2018	5,809

		16,255

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)
INTERNET SOFTWARE & SERVICES—5.2%
	Akamai Technologies Inc.
$6,150	0.000%—02/15/2019[1,3]	$6,242
	Dealertrack Technologies Inc.
455	1.500%—03/15/2017	547
	WebMD Health Corp.
6,130	2.500%—01/31/2018	6,567
	Yahoo! Inc.
4,465	0.000%—12/01/2018[1,3]	4,524

		17,880

LEISURE PRODUCTS—1.4%
	Live Nation Entertainment Inc.
4,665	2.500%—05/15/2019[1]	4,799

LIFE SCIENCES TOOLS & SERVICES—2.5%
	Illumina Inc.
3,135	0.000%—06/15/2019[1,3]	3,131
	Integra LifeSciences Holdings Corp.
5,100	1.625%—12/15/2016	5,479

		8,610

MACHINERY—4.9%
	Greenbrier Cos. Inc.
1,750	3.500%—04/01/2018	3,211
	Meritor Inc.
2,975	4.000%—02/15/2027[2]	3,150
2,690	7.875%—03/01/2026	4,274

		7,424

	Trinity Industries Inc.
3,450	3.875%—06/01/2036	6,389

		17,024

MEDIA—2.3%
	Inmarsat plc
600	1.750%—11/16/2017	833
	Liberty Interactive LLC
6,915	1.000%—09/30/2043[1]	7,096

		7,929

METALS & MINING—3.9%
	Newmont Mining Corp.
2,505	1.625%—07/15/2017	2,684
	Royal Gold Inc.
5,872	2.875%—06/15/2019	6,400
	RTI International Metals Inc.
4,440	1.625%—10/15/2019	4,348

		13,432

OIL, GAS & CONSUMABLE FUELS—7.1%
	Bristow Group Inc.
2,030	3.000%—06/15/2038	2,312
	Chesapeake Energy Corp.
6,965	2.500%—05/15/2037	7,374
	Energy XXI Bermuda Ltd.
6,355	3.000%—12/15/2018[1]	6,029
	Goodrich Petroleum Corp.
3,882	5.000%—10/01/2032	4,387
	SEACOR Holdings Inc.
4,075	2.500%—12/15/2027	4,480

		24,582

PHARMACEUTICALS—1.2%
	Salix Pharmaceuticals Ltd.
475	1.500%—03/15/2019	984
	Teva Pharmaceutical Finance LLC
2,330	0.250%—02/01/2026	3,048

		4,032

REAL ESTATE INVESTMENT TRUSTS (REITs)—6.1%
	American Realty Capital Properties Inc.
1,885	3.000%—08/01/2018	1,926
5,590	3.750%—12/15/2020	5,887

		7,813

	Extra Space Storage LP
5,010	2.375%—07/01/2033[1]	5,286
	Health Care REIT Inc.
1,925	3.000%—12/01/2029	2,413
	ProLogis LP
4,880	3.250%—03/15/2015	5,441

		20,953

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.4%
	Forest City Enterprises Inc.
6,700	3.625%—08/15/2020	6,997
	National Health Investor Inc.
1,580	3.250%—04/01/2021	1,584
	Starwood Property Trust Inc.
5,925	4.550%—03/01/2018	6,662

		15,243

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
	JDS Uniphase Corp.
3,535	0.625%—08/15/2033[1]	3,561
	LAM Research Corp.
5,260	0.500%—05/15/2016	6,621

		10,182

SOFTWARE—8.5%
	Electronic Arts Inc.
5,175	0.750%—07/15/2016	6,281
	Netsuite Inc.
1,550	0.250%—06/01/2018	1,580
	Nuance Communications Inc.
6,280	2.750%—11/01/2031	6,280
	Rovi Corp.
2,265	2.625%—02/15/2040	2,290
	Salesforce.com Inc.
5,725	0.250%—04/01/2018	6,369
	TIBCO Software Inc.
6,240	2.250%—05/01/2032	6,334

		29,134

SPECIALTY RETAIL—0.8%
	Group 1 Automotive Inc.
2,255	2.250%—06/15/2036[2]	2,805

TEXTILES, APPAREL & LUXURY GOODS—1.6%
	Iconix Brand Group Inc.
3,900	2.500%—06/01/2016	5,587

TRANSPORTATION INFRASTRUCTURE—0.2%
	Macquarie Infrastructure Co. LLC
720	2.875%—07/15/2019	783

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)
WIRELESS TELECOMMUNICATION SERVICES—3.6%
	Clearwire Communications LLC
$6,100	8.250%—12/01/2040[1]	$7,061
	NVIDIA Corp.
4,825	1.000%—12/01/2018[1]	5,247

		12,308

TOTAL CONVERTIBLE BONDS (Cost $291,504)		309,927

CORPORATE BONDS & NOTES—3.7%
AEROSPACE & DEFENSE—0.2%
	TransDigm Inc.
675	6.500%—07/15/2024[1]	682

COMMERCIAL SERVICES & SUPPLIES—0.2%
	Covanta Holding Corp.
750	5.875%—03/01/2024	765

CONTAINERS & PACKAGING—0.1%
	Reynolds Group Issuer Inc.
250	9.875%—08/15/2019	271

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	Frontier Communications Corp.
1,000	8.500%—04/15/2020	1,157

HEALTH CARE PROVIDERS & SERVICES—0.2%
	MPH Acquisition Holdings LLC
750	6.625%—04/01/2022[1]	771

HOTELS, RESTAURANTS & LEISURE—0.4%
	Scientific Games International Inc.
1,275	6.625%—05/15/2021[1]	1,216

MEDIA—0.5%
	MediaCom Capital Corp.
500	7.250%—02/15/2022	540
	Sinclair Television Group Inc.
600	6.375%—11/01/2021	633
	Sirius XM Radio Inc.
600	5.875%—10/01/2020[1]	615

		1,788

PHARMACEUTICALS—0.8%
	Grifols Worldwide Operations Ltd.
400	5.250%—04/01/2022[1]	403
	Valeant Pharmaceuticals International Inc.
2,250	7.500%—07/15/2021[1]	2,438

		2,841

SPECIALTY RETAIL—0.5%
	Michaels FinCo Holdings LLC
1,015	7.500%—08/01/2018[1]	1,030
	Michaels Stores Inc.
650	5.875%—12/15/2020[1]	641

		1,671

WIRELESS TELECOMMUNICATION SERVICES—0.5%
	Sprint Corp.
400	7.125%—06/15/2024[1]	410
1,175	7.875%—09/15/2023[1]	1,260

		1,670

TOTAL CORPORATE BONDS & NOTES (Cost $12,373)		12,832

SHORT-TERM INVESTMENTS—3.3%
(Cost $11,219)
REPURCHASE AGREEMENTS
11,219	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $11,446)	11,219

TOTAL INVESTMENTS—97.0% (Cost $315,096)		333,978

CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		10,304

TOTAL NET ASSETS—100.0%		$344,282

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $88,034 or 26% of net assets.

2	Step coupon security

3	Zero coupon bond

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 5.5%)

ARGENTINA—2.3%

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.0%
		YPF SA
	$8	8.750%—04/04/2024[1]	$8

	FOREIGN GOVERNMENT OBLIGATIONS—2.3%
		Argentina Boden Bonds
	258	7.000%—10/03/2015	244
		Argentina Bonar Bonds
	120	7.000%—04/17/2017	109
		Argentine Republic Government International Bond
	22	6.000%—03/31/2023	25
	31	8.750%—06/02/2017	28

			53

			406

	TOTAL ARGENTINA (Cost $420)		414

BRAZIL—8.7%
	CORPORATE BONDS & NOTES—1.3%
		ESAL GmbH
	161	6.250%—02/05/2023[1]	159
		Petrobras International Finance Co.
	23	5.375%—01/27/2021	24
		Vale Overseas Ltd.
	40	4.625%—09/15/2020	42

			225

	FOREIGN GOVERNMENT OBLIGATIONS—7.4%
		Brazil Letras Do Tesouro Nacional
R$	1,839	0.000%—01/01/2017-07/01/2018[2]	590
		Brazil Notas Do Tesouro Nacional Série F
	100	10.000%—01/01/2021	41
		Brazilian Government International Bond
	$200	2.625%—01/05/2023	183
	200	4.250%—01/07/2025	201
	100	4.875%—01/22/2021	108
	149	7.125%—01/20/2037	187
	1	8.250%—01/20/2034	1

			680

			1,311

	TOTAL BRAZIL (Cost $1,524)		1,536

CHILE—2.6%
	CORPORATE BONDS & NOTES—0.3%
		Cencosud SA
	50	4.875%—01/20/2023[1]	50
		Empresa Nacional de Electricidad SA
	4	4.250%—04/15/2024	4

			54

	FOREIGN GOVERNMENT OBLIGATIONS—2.3%
		Corp. Nacional del Cobre de Chile
	200	3.000%—07/17/2022[1]	193
	200	3.875%—11/03/2021	206

			399

	TOTAL CHILE (Cost $448)		453

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

CHINA—1.6%

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.4%
		Tencent Holdings Ltd.
	$75	3.375%—03/05/2018[1]	$77

	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Sinochem Overseas Capital Co. Ltd.
	200	4.500%—11/12/2020[1]	213

	TOTAL CHINA (Cost $290)		290

COLOMBIA—5.8%
	CORPORATE BONDS & NOTES—0.2%
		Ecopetrol SA
	30	7.625%—07/23/2019	36

	CREDIT-LINKED NOTES—0.6%
		Colombian TES MTN[3]
COL$	200,000	7.000%—05/04/2022[1]	108

	FOREIGN GOVERNMENT OBLIGATIONS—5.0%
		Colombia Government Bond
	58,000	4.375%—03/21/2023	28
	257,000	7.750%—04/14/2021	154
	246,000	12.000%—10/22/2015	143

			325

		Colombia Government International Bond
	$200	4.000%—02/26/2024	205
	140	8.125%—05/21/2024	188
	33	11.750%—02/25/2020	48

			441

		Emgesa SA ESP
COL$	20,000	8.750%—01/25/2021	11
		Republic of Colombia
	155,000	9.850%—06/28/2027	108

			885

	TOTAL COLOMBIA (Cost $1,039)		1,029

CROATIA—1.3%
	(Cost $208)
	FOREIGN GOVERNMENT OBLIGATIONS—1.3%
		Croatia Government International Bond
	$200	6.375%—03/24/2021	220

DOMINICAN REPUBLIC—1.1%
	(Cost $196)
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Dominican Republic International Bond
	180	9.040%—01/23/2018	201

EL SALVADOR—0.7%
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		El Salvador Government International Bond
	78	7.650%—06/15/2035	85
	22	7.750%—01/24/2023	25
	15	8.250%—04/10/2032	18

	TOTAL EL SALVADOR (Cost $116)		128

HONG KONG—0.6%
	(Cost $103)
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.6%
		Hutchison Whampoa International 10 Ltd.
	100	6.000%—10/28/2015[4,5]	105

HUNGARY—1.2%
	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Hungary Government Bond
HUD$	7,760	5.500%—12/22/2016-12/20/2018	36
	6,560	6.750%—02/24/2017	30

			66

		Hungary Government International Bond
	€8	4.375%—07/04/2017	12
	£2	5.000%—03/30/2016	3
	$34	5.750%—11/22/2023	37
	€12	6.000%—01/11/2019	19
	$62	6.375%—03/29/2021	71

			142

	TOTAL HUNGARY (Cost $197)		208

INDIA—0.3%
	(Cost $51)
	CORPORATE BONDS & NOTES—0.3%
		Bharti Airtel International Netherlands BV
	50	5.125%—03/11/2023[1]	52

INDONESIA—8.6%
	CORPORATE BONDS & NOTES—0.5%
		Indosat Palapa Co. BV
	80	7.375%—07/29/2020	86

	CREDIT-LINKED NOTES—1.8%
		Indonesia Treasury Bond MTN[3]
IDR$	2,200,000	5.625%—05/15/2023[1]	162
	1,900,000	8.250%—07/15/2021	166

			328

	FOREIGN GOVERNMENT OBLIGATIONS—6.3%
		European Bank for Reconstruction & Development MTN[3]
	100,000	7.200%—06/08/2016	9
		Indonesia Government International Bond
	$100	5.875%—03/13/2020	112
	136	6.875%—01/17/2018	155
	187	11.625%—03/04/2019	254

			521

		Indonesia Treasury Bond
IDR$	800,000	5.250%—05/15/2018	64
	806,000	5.625%—05/15/2023	59
	320,000	6.125%—05/15/2028	23
	730,000	6.625%—05/15/2033	52
	230,000	7.000%—05/15/2022-05/15/2027	18
	870,000	7.875%—04/15/2019	75
	100,000	8.250%—06/15/2032	8
	780,000	8.375%—03/15/2024-03/15/2034	69
	1,812,000	9.000%—03/15/2029	164
	260,000	11.000%—09/15/2025	27
	10,000	12.800%—06/15/2021	1

			560

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

INDONESIA—Continued

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Inter-American Development Bank MTN[3]
IDR$	230,000	0.000%—08/20/2015[2]	$18

			1,108

	TOTAL INDONESIA (Cost $1,705)		1,522

ISRAEL—0.3%
	CORPORATE BONDS & NOTES—0.3%
		B Communications Ltd.
	$26	7.375%—02/15/2021[1]	28
		Delek & Avner Tamar Bond Ltd.
	7	3.839%—12/30/2018[1]	7
	14	5.082%—12/30/2023[1]	14

			21

	TOTAL ISRAEL (Cost $48)		49

IVORY COAST—0.6%
	(Cost $89)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Ivory Coast Government International Bond
	100	5.750%—12/31/2032[6]	98

JAMAICA—0.5%
	CORPORATE BONDS & NOTES—0.3%
		Digicel Group Ltd.
	50	7.125%—04/01/2022	51

	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		Jamaica Government International Bond
	36	10.625%—06/20/2017	41

	TOTAL JAMAICA (Cost $93)		92

KAZAKHSTAN—2.1%
	CORPORATE BONDS & NOTES—0.2%
		Zhaikmunai LP Via Zhaikmunai International BV
	30	7.125%—11/13/2019[1]	33

	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Intergas Finance BV
	100	6.375%—05/14/2017	108
		KazMunayGas National Co.
	100	7.000%—05/05/2020	116
		KazMunayGas National Co. MTN[3]
	100	9.125%—07/02/2018[1]	121

			345

	TOTAL KAZAKHSTAN (Cost $367)		378

LITHUANIA—0.7%
	(Cost $115)
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Lithuania Government International Bond
	100	6.125%—03/09/2021	118

MACAU—0.1%
	(Cost $20)
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.1%
		MCE Finance Ltd.
	20	5.000%—02/15/2021[1]	20

MALAYSIA—4.5%
	FOREIGN GOVERNMENT OBLIGATIONS—4.5%
		Malaysia Government Bond
MYR$	30	3.172%—07/15/2016	9
	30	3.197%—10/15/2015	9
	1,030	3.314%—10/31/2017	320
	80	3.394%—03/15/2017	25
	240	3.418%—08/15/2022	73
	270	3.480%—03/15/2023	82
	240	3.492%—03/31/2020	74
	40	3.580%—09/28/2018	12
	50	3.654%—10/31/2019	16
	80	3.844%—04/15/2033	24
	40	3.889%—07/31/2020	13
	190	4.048%—09/30/2021	60
	180	4.181%—07/15/2024	58
	30	4.262%—09/15/2016	10
	40	4.392%—04/15/2026	13

	TOTAL MALAYSIA (Cost $818)		798

MEXICO—9.5%
	CORPORATE BONDS & NOTES—0.9%
		Cemex SAB de CV
	$125	9.500%—06/15/2018[1]	140
		Fresnillo plc
	20	5.500%—11/13/2023[1]	21

			161

	FOREIGN GOVERNMENT OBLIGATIONS—8.6%
		Mexican Bonos
MEX$	264	5.000%—06/15/2017	21
	420	6.000%—06/18/2015	33
	23	6.250%—06/16/2016	2
	2,386	6.500%—06/10/2021-06/09/2022	191
	1,295	7.250%—12/15/2016	106
	1,472	7.750%—12/14/2017-05/29/2031	124
	4,328	8.000%—06/11/2020-12/07/2023	377
	1,482	8.500%—12/13/2018-05/31/2029	130
	913	9.500%—12/18/2014	71
	303	10.000%—12/05/2024	30

			1,085

		Mexican Udibonos
	272	2.000%—06/09/2022[7]	20
	1,059	4.500%—11/22/2035[7]	97

			117

		Mexico Government International Bond
	118	4.000%—10/02/2023	123
		Mexico Government International Bond MTN[3]
	$14	3.625%—03/15/2022	14
	20	4.750%—03/08/2044	20
	36	5.550%—01/21/2045	41
	96	6.050%—01/11/2040	116

			191

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

MEXICO—Continued

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Petroleos Mexicanos
MEX$	30	7.650%—11/24/2021[1]	$3

			1,519

	TOTAL MEXICO (Cost $1,652)		1,680

MOROCCO—0.2%
	CORPORATE BONDS & NOTES—0.2%
		OCP SA
	$22	5.625%—04/25/2024[1]	23
	4	6.875%—04/25/2044[1]	4

	TOTAL MOROCCO (Cost $26)		27

PANAMA—1.0%
	FOREIGN GOVERNMENT OBLIGATIONS—1.0%
		Panama Government International Bond
	19	6.700%—01/26/2036	24
	70	8.125%—04/28/2034	94
	24	8.875%—09/30/2027	34
	18	9.375%—04/01/2029	27

	TOTAL PANAMA (Cost $184)		179

PERU—1.2%
	CORPORATE BONDS & NOTES—0.0%
		Volcan Cia Minera SAA
	4	5.375%—02/02/2022[1]	4

	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Peruvian Government International Bond
	141	8.750%—11/21/2033	216

	TOTAL PERU (Cost $208)		220

PHILIPPINES—1.8%
	FOREIGN GOVERNMENT OBLIGATIONS—1.8%
		Philippine Government International Bond
	100	7.750%—01/14/2031	139
	94	9.500%—02/02/2030	148
	29	9.875%—01/15/2019	38

	TOTAL PHILIPPINES (Cost $337)		325

POLAND—4.8%
	FOREIGN GOVERNMENT OBLIGATIONS—4.8%
		Poland Government Bond
PLN$	350	0.000%—07/25/2015[2]	110
	437	3.000%—08/24/2016[7]	145
	460	3.750%—04/25/2018	152
	260	4.000%—10/25/2023	88
	110	5.000%—04/25/2016	37
	420	5.250%—10/25/2017	145
POLAND—Continued

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
PLN$	130	5.500%—04/25/2015-10/25/2019	46
	120	5.750%—10/25/2021	45

			768

		Poland Government International Bond
	$76	5.000%—03/23/2022	85

	TOTAL POLAND (Cost $852)		853

QATAR—0.4%
	(Cost $64)
	CORPORATE BONDS & NOTES—0.4%
		Qtel International Finance Ltd.
	60	4.750%—02/16/2021[1]	65

ROMANIA—1.0%
	FOREIGN GOVERNMENT OBLIGATIONS—1.0%
		Romanian Government International Bond MTN[3]
	28	4.375%—08/22/2023	29
	12	4.875%—01/22/2024[1]	13
	46	6.125%—01/22/2044	52
	70	6.750%—02/07/2022	84

	TOTAL ROMANIA (Cost $168)		178

RUSSIA—7.3%
	CORPORATE BONDS & NOTES—0.3%
		ALFA Bank OJSC Via ALFA Bond Issuance plc
	50	7.500%—09/26/2019[1]	49
		Far East Capital Ltd. SA
	7	8.000%—05/02/2018[1]	5

			54

	FOREIGN GOVERNMENT OBLIGATIONS—7.0%
		Russian Federal Bond—OFZ
RUS$	650	6.400%—05/27/2020	16
	280	6.700%—05/15/2019	7
	920	6.800%—12/11/2019	23
	1,320	7.000%—11/24/2021[6]	32
	11,770	7.000%—01/25/2023-08/16/2023	286
	3,537	7.050%—01/19/2028	83
	60	7.500%—02/27/2019	2
	7,470	7.600%—07/20/2022	190
	2,300	8.150%—02/03/2027	59

			698

		Russian Foreign Bond—Eurobond
	$442	7.500%—03/31/2030[6]	500
	24	12.750%—06/24/2028	40

			540

			1,238

	TOTAL RUSSIA (Cost $1,454)		1,292

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

SAUDI ARABIA—0.1%

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.1%
		Saudi Electricity Global Sukuk Co. 3
	$7	4.000%—04/08/2024[1]	$7
	4	5.500%—04/08/2044[1]	4

	TOTAL SAUDI ARABIA (Cost $11)		11

SINGAPORE—0.0%
	(Cost $6)
	CORPORATE BONDS & NOTES—0.0%
		Oversea-Chinese Banking Corp. Ltd. MTN[3]
	6	4.000%—10/15/2024[1,4]	6

SOUTH AFRICA—5.2%
	FOREIGN GOVERNMENT OBLIGATIONS—5.2%
		South Africa Government Bond
ZAR$	865	6.250%—03/31/2036	60
	110	6.500%—02/28/2041	8
	2,630	6.750%—03/31/2021	231
	680	7.000%—02/28/2031	54
	880	7.250%—01/15/2020	81
	1,155	8.000%—12/21/2018	110
	50	8.500%—01/31/2037	4
	385	10.500%—12/21/2026	42

			590

		South Africa Government International Bond
	$300	5.500%—03/09/2020	327

	TOTAL SOUTH AFRICA (Cost $1,019)		917

SOUTH KOREA—0.1%
	(Cost $10)
	CORPORATE BONDS & NOTES—0.1%
		Korea National Oil Corp.
	10	3.250%—07/10/2024[1]	10

THAILAND—2.4%
	CORPORATE BONDS & NOTES—0.2%
		PTT Exploration & Production PCL
	30	4.875%—06/18/2019[1,4,5]	30
		PTTEP Canada International Finance Ltd. MTN[3]
	7	5.692%—04/05/2021	8

			38

	FOREIGN GOVERNMENT OBLIGATIONS—2.2%
		Thailand Government Bond
THD$	3,320	1.200%—07/14/2021[7]	101
	980	3.250%—06/16/2017	31
	1,230	3.580%—12/17/2027	37
	3,470	3.625%—05/22/2015-06/16/2023	109
	630	3.650%—12/17/2021	20
	2,950	3.875%—06/13/2019	95

			393

	TOTAL THAILAND (Cost $444)		431

TURKEY—7.3%

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.6%
		KOC Holding AS
	$45	3.500%—04/24/2020[1]	43
		Turk Telekomunikasyon As
	52	4.875%—06/19/2024[1]	52
		Turkiye Garanti Bankasi AS MTN[3]
	7	4.750%—10/17/2019[1]	7

			102

	FOREIGN GOVERNMENT OBLIGATIONS—6.7%
		Turkey Government Bond
TRD$	10	6.300%—02/14/2018	4
	280	7.100%—03/08/2023	117
	140	8.300%—10/07/2015	65
	160	8.500%—09/14/2022	73
	50	8.800%—11/14/2018	24
	445	9.000%—01/27/2016	209
	280	9.500%—01/12/2022	135
	220	10.400%—03/27/2019-03/20/2024	111
	115	10.500%—01/15/2020	58
	60	10.700%—02/24/2016	29

			825

		Turkey Government International Bond
	$105	6.750%—04/03/2018	119
	23	7.000%—06/05/2020	27
	179	7.375%—02/05/2025	219

			365

			1,190

	TOTAL TURKEY (Cost $1,382)		1,292

UKRAINE—1.2%
	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Ukraine Government International Bond
	125	6.580%—11/21/2016	120
	100	6.875%—09/23/2015	97

	TOTAL UKRAINE (Cost $218)		217

UNITED ARAB EMIRATES—0.5%
	(Cost $70)
	CORPORATE BONDS & NOTES—0.5%
		Dubai Holding Commercial Operations MTN Ltd.[3]
	£50	6.000%—02/01/2017	87

URUGUAY—1.6%
	FOREIGN GOVERNMENT OBLIGATIONS—1.6%
		Uruguay Government International Bond
	$127	4.500%—08/14/2024	134
	153	5.100%—06/18/2050	151

	TOTAL URUGUAY (Cost $284)		285

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

VENEZUELA—5.3%

Principal Amount (000s)		Value (000s)

FOREIGN GOVERNMENT OBLIGATIONS—5.3%
	Petroleos de Venezuela SA
$143	5.250%—04/12/2017	$121
16	5.375%—04/12/2027	10
113	6.000%—05/16/2024-11/15/2026	71
342	8.500%—11/02/2017	320
35	9.000%—11/17/2021	29
46	9.750%—05/17/2035	37

		588

	Venezuela Government International Bond
97	5.750%—02/26/2016	92
78	7.750%—10/13/2019	66
164	9.000%—05/07/2023	138
13	11.750%—10/21/2026	12
10	11.950%—08/05/2031	10
23	12.750%—08/23/2022	23

		341

TOTAL VENEZUELA (Cost $934)		929

SHORT-TERM INVESTMENTS—3.3%
(Cost $587)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$587	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $601)	587

TOTAL INVESTMENTS—97.8% (Cost $17,757)		17,302

CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		383

TOTAL NET ASSETS—100.0%		$17,685

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2014

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pound Sterling (Sell)	Morgan Stanley Capital Services Inc.	$94	$95	08/29/2014	$1
Chilean Peso (Buy)	Morgan Stanley Capital Services Inc.	10	10	09/22/2014	—
Colombian Peso (Buy)	Morgan Stanley Capital Services Inc.	92	90	08/29/2014	2
Colombian Peso (Buy)	Morgan Stanley Capital Services Inc.	26	26	10/10/2014	—
Euro Currency (Sell)	Morgan Stanley Capital Services Inc.	31	32	08/29/2014	1
Hungarian Forint (Buy)	Morgan Stanley Capital Services Inc.	60	62	10/07/2014	(2)
Indonesian Rupiah (Buy)	Morgan Stanley Capital Services Inc.	40	39	08/11/2014	1
Indonesian Rupiah (Sell)	Morgan Stanley Capital Services Inc.	40	39	08/11/2014	(1)
Malaysian Ringgit (Buy)	Morgan Stanley Capital Services Inc.	115	116	10/14/2014	(1)
Nigerian Naira (Buy)	Morgan Stanley Capital Services Inc.	80	78	08/27/2014	2
Philippine Peso (Buy)	Morgan Stanley Capital Services Inc.	118	117	08/26/2014	1
Philippine Peso (Sell)	Morgan Stanley Capital Services Inc.	78	78	08/26/2014	—
Philippine Peso (Sell)	Morgan Stanley Capital Services Inc.	39	39	08/26/2014	—
Thai Baht (Buy)	Morgan Stanley Capital Services Inc.	40	40	10/17/2014	—
Thai Baht (Buy)	Morgan Stanley Capital Services Inc.	40	40	10/17/2014	—

Total Forward Currency Contracts					$4

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Argentina	$—	$8	$—	$8
Brazil	—	225	—	225
Chile	—	54	—	54
China	—	77	—	77
Colombia	—	36	—	36
Hong Kong	—	105	—	105
India	—	52	—	52
Indonesia	—	86	—	86

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Israel	$—	$49	$—	$49
Jamaica	—	51	—	51
Kazakhstan	—	33	—	33
Macau	—	20	—	20
Mexico	—	161	—	161
Morocco	—	27	—	27
Peru	—	4	—	4
Qatar	—	65	—	65
Russia	—	54	—	54
Saudi Arabia	—	11	—	11
Singapore	—	6	—	6
South Korea	—	10	—	10
Thailand	—	38	—	38
Turkey	—	102	—	102
United Arab Emirates	—	87	—	87
Credit-Linked Notes
Colombia	—	108	—	108
Indonesia	—	328	—	328
Foreign Government Obligations
Argentina	—	406	—	406
Brazil	—	1,311	—	1,311
Chile	—	399	—	399
China	—	213	—	213
Colombia	—	885	—	885
Croatia	—	220	—	220
Dominican Republic	—	201	—	201
El Salvador	—	128	—	128
Hungary	—	208	—	208
Indonesia	—	1,108	—	1,108
Ivory Coast	—	98	—	98
Jamaica	—	41	—	41
Kazakhstan	—	345	—	345
Lithuania	—	118	—	118
Malaysia	—	798	—	798
Mexico	—	1,519	—	1,519
Panama	—	179	—	179
Peru	—	216	—	216
Philippines	—	325	—	325
Poland	—	853	—	853
Romania	—	178	—	178
Russia	—	1,238	—	1,238
South Africa	—	917	—	917
Thailand	—	393	—	393
Turkey	—	1,190	—	1,190
Ukraine	—	217	—	217
Uruguay	—	285	—	285
Venezuela	—	929	—	929
Short-Term Investments
Repurchase Agreements	—	587	—	587

Total Investments in Securities	$—	$17,302	$—	$17,302

Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$8	$—	$8

Total Financial Derivative Instruments - Assets	$—	$8	$—	$8

Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(4)	$—	$(4)

Total Financial Derivative Instruments - Liabilities	$—	$(4)	$—	$(4)

Total Investments	$—	$17,306	$—	$17,306

There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$8	$(4)

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $1,731 or 10% of net assets.

2	Zero coupon bond

3	MTN after the name of a security stands for Medium Term Note.

4	Variable rate security, the stated rate represents the rate in effect at July 31, 2014.

5	Perpetuity bond, the maturity date represents the next callable date.

6	Step coupon security

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

R$	Brazilian Real

£	British Pound

COL$	Colombian Peso

€	Euro

HUD$	Hungarian Forint

IDR$	Indonesian Rupiah

MYR$	Malaysian Ringgit

MEX$	Mexican Peso

PLN$	Polish Zloty

RUS$	Russian Ruble

ZAR$	South African Rand

THD$	Thai Baht

TRD$	Turkish Lira

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 5.7%)

BANK LOAN OBLIGATIONS—5.7%
Principal Amount (000s)		Value (000s)

AEROSPACE & DEFENSE—0.5%
	Sequa Corp.
	Term Loan
$9,975	5.250%—06/19/2017[1]	$9,862

CAPITAL MARKETS—0.3%
	Nuveen Investments Inc. Second-Lien Term Loan
6,350	6.500%—02/28/2019[1]	6,369

CHEMICALS—0.3%
	Solenis International LP Second-Lien Term Loan
5,000	6.750%—07/02/2022[1,2]	4,991

COMMERCIAL SERVICES & SUPPLIES—0.8%
	Brand Energy & Infrastructure Services Inc. Term Loan
6,219	4.750%—11/26/2020[1]	6,230
	Syncreon Group BV Term Loan
7,960	5.250%—10/28/2020[1]	7,960

		14,190

CONTAINERS & PACKAGING—0.3%
	Mauser Industrieverpackungen Second-Lien Term Loan
6,000	7.250%—06/30/2022[1,2]	6,015

DIVERSIFIED CONSUMER SERVICES—0.4%
	Delta 2 Lux Sarl Second-Lien Term Loan
7,000	6.750%—07/15/2022[1,2]	7,022

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	US TelePacific Corp. Term Loan
3,155	5.750%—02/23/2017[1]	3,171

FOOD & STAPLES RETAILING—0.2%
	BJ’s Wholesale Club Inc.
	Second-Lien Term Loan
3,450	8.500%—03/31/2020[1]	3,506

HOTELS, RESTAURANTS & LEISURE—0.8%
	Peninsula Gaming LLC Term Loan B
10,349	4.250%—11/20/2017[1]	10,323
	Scientific Games International Inc. Term Loan B
4,975	4.250%—10/18/2020[1]	4,906

		15,229

INSURANCE—0.1%
	HUB International Ltd. Term Loan
2,184	4.750%—10/02/2020[1]	2,178

MACHINERY—0.3%
	Neff Rental LLC Second-Lien Term Loan
5,000	6.250%—06/09/2021[1]	4,994

MEDIA—0.3%
	Wide Open West Finance LL Term Loan B
4,900	4.750%—04/01/2019[1]	4,920

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

MULTILINE RETAIL—0.2%
	Savers, Inc. Term Loan
$3,430	5.000%—10/03/2019[1]	$3,444

OIL, GAS & CONSUMABLE FUELS—0.4%
	Seadrill Operating LP Term Loan
4,987	4.000%—02/21/2021[1]	4,935
	TGGT Holdings LLC Term Loan A
2,681	6.500%—11/15/2018[1]	2,700

		7,635

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	Fitness International LLC Term Loan B
10,000	4.500%—06/25/2020[1]	9,935

SOFTWARE—0.1%
	Kronos Inc. Second-Lien Term Loan
2,500	9.750%—04/30/2020[1]	2,592

TOTAL BANK LOAN OBLIGATIONS (Cost $105,204)		106,053

CORPORATE BONDS & NOTES—88.6%
AEROSPACE & DEFENSE—2.1%
	Bombardier Inc.
5,000	6.000%—10/15/2022[3]	4,906
10,000	6.125%—01/15/2023[3]	9,900

		14,806

	Kratos Defense & Security Solutions Inc.
4,250	7.000%—05/15/2019[3]	4,409
	Sequa Corp.
5,750	7.000%—12/15/2017[3]	5,592
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,280
	TransDigm Inc.
9,150	6.500%—07/15/2024[3]	9,253

		38,340

AUTO COMPONENTS—2.5%
	Affinia Group Inc.
3,300	7.750%—05/01/2021	3,415
	Allison Transmission Inc.
8,650	7.125%—05/15/2019[3]	9,212
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,413
	Goodyear Tire & Rubber Co.
7,950	6.500%—03/01/2021	8,447
4,500	7.000%—05/15/2022	4,905

		13,352

	LKQ Corp.
10,000	4.750%—05/15/2023	9,700
	Tenneco Inc.
5,705	6.875%—12/15/2020	6,164

		47,256

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

AUTOMOBILES—0.4%
	Chrysler Group LLC
5,000	8.250%—06/15/2021	5,525
	Jaguar Land Rover Automotive plc
1,500	5.625%—02/01/2023[3]	1,573

		7,098

BANKS—0.3%
	CIT Group Inc.
5,000	5.500%—02/15/2019[3]	5,353

BEVERAGES—0.4%
	Crestview DS Merger Sub II Inc.
5,900	10.000%—09/01/2021	6,660

BUILDING PRODUCTS—2.2%
	CPG Merger Sub LLC
5,500	8.000%—10/01/2021[3]	5,706
	Griffon Corp.
8,650	5.250%—03/01/2022	8,499
	Hillman Group Inc.
7,000	6.375%—07/15/2022[3]	6,930
	Nortek Inc.
7,525	8.500%—04/15/2021	8,202
	Ply Gem Industries Inc.
200	6.500%—02/01/2022[3]	188
	RSI Home Products Inc.
5,275	6.875%—03/01/2018[3]	5,618
	Summit Materials LLC
4,650	10.500%—01/31/2020	5,196

		40,339

CAPITAL MARKETS—0.4%
	Walter Investment Management Corp.
8,000	7.875%—12/15/2021[3]	8,200

CHEMICALS—2.1%
	Eagle Spinco Inc.
4,075	4.625%—02/15/2021	3,998
	Petrologistics LP
7,500	6.250%—04/01/2020	8,250
	Polymer Group Inc.
8,500	6.875%—06/01/2019[3]	8,596
	PQ Corp.
2,850	8.750%—05/01/2018[3]	3,057
	Tronox Finance LLC
15,000	6.375%—08/15/2020	15,225

		39,126

COMMERCIAL SERVICES & SUPPLIES—5.1%
	ADT Corp.
5,000	6.250%—10/15/2021	5,187
	Brand Energy & Infrastructure Services Inc.
7,200	8.500%—12/01/2021[3]	7,452
	Clean Harbors Inc.
4,500	5.125%—06/01/2021	4,500
	Covanta Holding Corp.
1,700	5.875%—03/01/2024	1,734
6,900	6.375%—10/01/2022	7,366

		9,100

	Garda World Security Corp.
5,000	7.250%—11/15/2021[3]	5,112

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	Hertz Corp.
$650	6.750%—04/15/2019	$683
1,500	7.375%—01/15/2021	1,612
6,250	7.500%—10/15/2018	6,516

		8,811

	Iron Mountain Inc.
10,000	5.750%—08/15/2024	10,050
	Quad/Graphics Inc.
5,000	7.000%—05/01/2022[3]	4,938
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[3]	10,788
	Time Inc.
7,500	5.750%—04/15/2022[3]	7,444
	United Rentals North America Inc.
5,000	7.625%—04/15/2022	5,537
4,550	8.250%—02/01/2021	4,988

		10,525

	West Corp.
10,500	5.375%—07/15/2022[3]	10,211

		94,118

COMMUNICATIONS EQUIPMENT—0.6%
	CommScope Holding Co. Inc.
5,000	6.625%—06/01/2020[3]	5,300
	Syniverse Holdings Inc.
4,750	9.125%—01/15/2019	4,999

		10,299

CONSUMER FINANCE—0.4%
	TransUnion Holding Co.
6,450	9.625%—06/15/2018	6,724

CONTAINERS & PACKAGING—2.2%
	Berry Plastics Corp.
5,000	5.500%—05/15/2022	4,881
	Plastipak Holdings Inc.
6,000	6.500%—10/01/2021[3]	6,285
	Resolute Forest Products Inc.
8,500	5.875%—05/15/2023	8,117
	Reynolds Group Issuer Inc.
8,000	5.750%—10/15/2020	8,200
2,500	9.000%—04/15/2019	2,619

		10,819

	Signode Industrial Group Lux SA
6,000	6.375%—05/01/2022[3]	5,925
	Silgan Holdings Inc.
3,700	5.000%—04/01/2020	3,792
1,500	5.500%—02/01/2022	1,523

		5,315

		41,342

DIVERSIFIED CONSUMER SERVICES—0.3%
	Service Corp. International
5,000	5.375%—05/15/2024[3]	5,119

DIVERSIFIED TELECOMMUNICATION SERVICES—3.6%
	CenturyLink Inc.
6,150	5.625%—04/01/2020	6,434
6,000	5.800%—03/15/2022	6,180

		12,614

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Cincinnati Bell Inc.
3,600	8.750%—03/15/2018	3,775
	Frontier Communications Corp.
9,000	7.125%—01/15/2023	9,360
4,400	7.625%—04/15/2024	4,609

		13,969

	Level 3 Financing Inc.
1,100	6.125%—01/15/2021[3]	1,143
3,000	7.000%—06/01/2020	3,206
15,000	8.125%—07/01/2019	16,050

		20,399

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	4,010
	Windstream Corp.
9,000	7.750%—10/15/2020	9,675
3,000	8.125%—09/01/2018	3,132

		12,807

		67,574

ELECTRIC UTILITIES—0.5%
	RJS Power Holdings LLC
10,000	5.125%—07/15/2019[3]	9,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	Belden Inc.
5,000	5.500%—09/01/2022[3]	5,150
	Sensata Technologies BV
4,000	6.500%—05/15/2019[3]	4,200

		9,350

ENERGY EQUIPMENT & SERVICES—4.1%
	CGG SA
5,950	6.875%—01/15/2022[3]	5,757
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021	4,870
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018	6,285
	Exterran Partners LP
1,000	6.000%—04/01/2021	1,005
5,000	6.000%—10/01/2022[3]	5,000

		6,005

	Gulfmark Offshore Inc.
10,050	6.375%—03/15/2022	10,100
	Hornbeck Offshore Services Inc.
5,550	5.000%—03/01/2021	5,467
3,950	5.875%—04/01/2020	4,009

		9,476

	Key Energy Services Inc.
10,250	6.750%—03/01/2021	10,506
	North Atlantic Drilling Ltd.
15,000	6.250%—02/01/2019[3]	14,888
	Precision Drilling Corp.
7,000	6.625%—11/15/2020	7,350

		75,237

FOOD & STAPLES RETAILING—0.9%
	Alphabet Holding Co. Inc.
6,700	7.750%—11/01/2017	6,843

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

FOOD & STAPLES RETAILING—Continued
	Bi-Lo LLC
$9,100	8.625%—09/15/2018[3]	$9,259

		16,102

FOOD PRODUCTS—1.0%
	Darling Escrow Corp.
1,800	5.375%—01/15/2022[3]	1,856
	Dole Food Co. Inc.
7,350	7.250%—05/01/2019[3]	7,295
	Post Holdings Inc.
9,000	6.000%—12/15/2022[3]	8,921

		18,072

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
	Biomet Inc.
12,000	6.500%—08/01/2020-10/01/2020	12,862
	Capsugel SA
8,000	7.000%—05/15/2019[3]	8,075
	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,855
7,000	5.750%—08/01/2022[3]	7,044

		8,899

		29,836

HEALTH CARE PROVIDERS & SERVICES—4.7%
	Community Health Systems Inc.
9,000	6.875%—02/01/2022[3]	9,248
2,000	8.000%—11/15/2019	2,150

		11,398

	DaVita Inc.
5,800	5.750%—08/15/2022	6,141
	Envision Healthcare Corp.
6,000	5.125%—07/01/2022[3]	5,940
	HCA Holdings Inc.
3,350	6.250%—02/15/2021	3,544
4,250	7.750%—05/15/2021	4,596

		8,140

	HCA Inc.
10,600	5.875%—03/15/2022	11,316
3,500	7.500%—02/15/2022	3,972

		15,288

	MPH Acquisition Holdings LLC
13,000	6.625%—04/01/2022[3]	13,357
	Tenet Healthcare Corp.
5,600	5.000%—03/01/2019[3]	5,530
3,250	6.000%—10/01/2020	3,404
8,000	8.000%—08/01/2020	8,560

		17,494

	Universal Hospital Services Inc.
8,500	7.625%—08/15/2020	8,713

		86,471

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,305

HOTELS, RESTAURANTS & LEISURE—3.4%
	Ameristar Casinos Inc.
5,000	7.500%—04/15/2021	5,300

HOTELS, RESTAURANTS & LEISURE—Continued
	Boyd Gaming Corp.
4,000	9.125%—12/01/2018	4,190
	Felcor Lodging LP
5,650	5.625%—03/01/2023	5,678
7,375	6.750%—06/01/2019	7,744

		13,422

	Isle of Capri Casinos Inc.
2,550	5.875%—03/15/2021	2,626
3,250	7.750%—03/15/2019	3,429
5,600	8.875%—06/15/2020	5,964

		12,019

	Peninsula Gaming LLC
5,000	8.375%—02/15/2018[3]	5,238
	Pinnacle Entertainment Inc.
7,050	8.750%—05/15/2020	7,561
	RHP Hotel Properties LP
5,000	5.000%—04/15/2021	4,988
	Scientific Games International Inc.
2,150	6.250%—09/01/2020	2,053
3,700	6.625%—05/15/2021[3]	3,529

		5,582

	Station Casinos LLC
4,950	7.500%—03/01/2021	5,259

		63,559

HOUSEHOLD DURABLES—2.0%
	ACCO Brands Corp.
7,000	6.750%—04/30/2020	7,315
	Central Garden Co.
7,000	8.250%—03/01/2018	7,245
	First Quality Finance Co. Inc.
5,500	4.625%—05/15/2021[3]	5,225
	Prestige Brands Inc.
2,750	8.125%—02/01/2020	3,025
	Spectrum Brands Inc.
2,350	6.375%—11/15/2020	2,485
8,800	6.625%—11/15/2022	9,372
3,050	6.750%—03/15/2020	3,218

		15,075

		37,885

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
	Calpine Corp.
3,000	5.375%—01/15/2023	2,944
10,000	5.750%—01/15/2025	9,787
3,000	6.000%—01/15/2022[3]	3,180

		15,911

	NRG Energy Inc.
18,250	6.250%—07/15/2022-05/01/2024[3]	18,424

		34,335

INDUSTRIAL CONGLOMERATES—0.7%
	Gardner Denver Inc.
7,000	6.875%—08/15/2021[3]	7,087
	Gates Global LLC
7,000	6.000%—07/15/2022[3]	6,860

		13,947

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

INTERNET SOFTWARE & SERVICES—0.2%
	CyrusOne LP
$3,000	6.375%—11/15/2022	$3,180

IT SERVICES—1.9%
	Alliance Data Systems Corp.
5,000	5.250%—12/01/2017[3]	5,200
11,400	6.375%—04/01/2020[3]	12,056

		17,256

	SunGard Data Systems Inc.
7,250	6.625%—11/01/2019	7,467
4,025	7.625%—11/15/2020	4,277

		11,744

	WEX Inc.
7,000	4.750%—02/01/2023[3]	6,790

		35,790

LEISURE PRODUCTS—0.3%
	Cedar Fair LP
5,000	5.250%—03/15/2021	5,075

MACHINERY—1.1%
	Jurassic Holdings III Inc.
6,000	6.875%—02/15/2021[3]	5,985
	Terex Corp.
9,250	6.500%—04/01/2020	9,874
	Titan International Inc.
3,850	6.875%—10/01/2020	3,927

		19,786

MEDIA—16.0%
	AMC Networks Inc.
5,525	7.750%—07/15/2021	6,077
	Cablevision Systems Corp.
13,000	5.875%—09/15/2022	12,854
2,550	7.750%—04/15/2018	2,846
5,350	8.000%—04/15/2020	6,052

		21,752

	CCO Holdings LLC
2,000	5.125%—02/15/2023	1,938
6,800	5.250%—09/30/2022	6,689
3,150	6.500%—04/30/2021	3,288
5,750	6.625%—01/31/2022	6,059
900	8.125%—04/30/2020	962

		18,936

	Cequel Communications Holdings I LLC
18,000	6.375%—09/15/2020[3]	18,630
	Clear Channel Worldwide Holdings Inc.
10,900	7.625%—03/15/2020	11,500
	CSC Holdings LLC
2,650	5.250%—06/01/2024[3]	2,544
	Cumulus Media Holdings Inc.
10,300	7.750%—05/01/2019	10,596
	DigitalGlobe Inc.
5,000	5.250%—02/01/2021	4,919
	DISH DBS Corp.
3,000	5.000%—03/15/2023	2,948
10,000	6.750%—06/01/2021	11,025

		13,973

MEDIA—Continued
	Gannett Co. Inc.
3,500	6.375%—10/15/2023[3]	3,701
	GCI Inc.
7,000	6.750%—06/01/2021	7,039
	Gray Television Inc.
5,000	7.500%—10/01/2020	5,256
	Hughes Satellite Systems Corp.
14,000	7.625%—06/15/2021	15,890
	IAC/InterActiveCorp
5,000	4.750%—12/15/2022	4,825
	Intelsat Jackson Holdings SA
5,000	5.500%—08/01/2023	4,819
5,000	7.250%—10/15/2020	5,287

		10,106

	Intelsat Luxembourg SA
7,300	8.125%—06/01/2023	7,619
	Lamar Media Corp.
6,950	5.875%—02/01/2022	7,384
	MDC Partners Inc.
8,000	6.750%—04/01/2020[3]	8,360
	MediaCom Broadband LLC
2,800	5.500%—04/15/2021[3]	2,839
3,800	6.375%—04/01/2023	3,933

		6,772

	MediaCom Capital Corp.
7,000	7.250%—02/15/2022	7,560
	Nexstar Broadcasting Inc.
6,550	6.875%—11/15/2020	6,976
	Quebecor Media Inc.
9,100	5.750%—01/15/2023	9,237
	Sinclair Television Group Inc.
10,000	5.375%—04/01/2021	10,062
4,000	6.125%—10/01/2022	4,150
3,300	6.375%—11/01/2021	3,482

		17,694

	Sirius XM Radio Inc.
2,750	4.625%—05/15/2023[3]	2,571
4,350	5.875%—10/01/2020[3]	4,459
12,500	6.000%—07/15/2024[3]	12,594

		19,624

	Townsquare Radio LLC
2,500	9.000%—04/01/2019[3]	2,725
	Unitymedia Hessen GmbH & Co.
7,900	5.500%—01/15/2023[3]	7,979
	Univision Communications Inc.
1,131	6.750%—09/15/2022[3]	1,224
	UPCB Finance VI Ltd.
15,000	6.875%—01/15/2022[3]	16,125
	ViaSat Inc.
6,900	6.875%—06/15/2020	7,452
	Virgin Media Finance plc
2,800	6.375%—04/15/2023[3]	2,954
	WideOpenWest Finance
3,200	10.250%—07/15/2019	3,584
	WMG Acquisition Corp.
7,500	6.750%—04/15/2022[3]	7,331

		296,344

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

METALS & MINING—2.1%
	ArcelorMittal
$3,825	5.750%—08/05/2020	$3,992
3,900	6.000%—03/01/2021	4,061

		8,053

	FMG Resources (August 2006) Pty Ltd.
5,000	8.250%—11/01/2019[3]	5,381
	Murray Energy Corp.
2,600	8.625%—06/15/2021[3]	2,769
14,800	9.500%—12/05/2020[3]	16,132

		18,901

	TMS International Corp.
2,100	7.625%—10/15/2021[3]	2,242
	Westmoreland Coal Co.
3,250	10.750%—02/01/2018[3]	3,470

		38,047

MULTILINE RETAIL—0.1%
	Men’s Wearhouse Inc.
2,500	7.000%—07/01/2022[3]	2,613

OIL, GAS & CONSUMABLE FUELS—10.2%
	Access Midstream Partners LP
8,000	6.125%—07/15/2022	8,590
	American Energy-Permian Basin LLC
5,500	6.741%—08/01/2019[3,4]	5,314
	AmeriGas Finance LLC
4,500	7.000%—05/20/2022	4,837
	Bill Barrett Corp.
3,600	7.625%—10/01/2019	3,807
	Bristow Group Inc.
1,250	6.250%—10/15/2022	1,323
	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	6,987
	Chesapeake Energy Corp.
1,000	6.125%—02/15/2021	1,090
	Chesapeake Oilfield Operating LLC
3,900	6.625%—11/15/2019	4,114
	Denbury Resources Inc.
225	4.625%—07/15/2023	211
	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	4,513
	Genesis Energy LP
4,700	5.750%—02/15/2021	4,770
	Halcon Resources Corp.
7,250	9.750%—07/15/2020	7,794
	Hiland Partners LP
1,700	7.250%—10/01/2020[3]	1,823
	Lightstream Resources
5,000	8.625%—02/01/2020[3]	5,200
	Linn Energy LLC
4,450	6.250%—11/01/2019	4,539
1,450	6.500%—05/15/2019	1,489
5,300	7.750%—02/01/2021	5,578

		11,606

	MarkWest Energy Finance Corp.
2,320	6.250%—06/15/2022	2,477

OIL, GAS & CONSUMABLE FUELS—Continued
	Memorial Production Partners LP
10,000	6.875%—08/01/2022[3]	9,706
5,500	7.625%—05/01/2021	5,679

		15,385

	Memorial Resource Development Corp.
5,000	5.875%—07/01/2022[3]	4,869
	NGL Energy Partners LP
5,000	6.875%—10/15/2021[3]	5,313
	NuStar Logistics LP
3,500	6.750%—02/01/2021	3,920
	Oasis Petroleum Inc.
3,500	6.875%—03/15/2022[3]	3,806
4,125	6.875%—01/15/2023	4,486
3,550	7.250%—02/01/2019	3,728

		12,020

	QEP Resources Inc.
400	5.375%—10/01/2022	409
	Regency Energy Partners LP
3,300	5.000%—10/01/2022	3,263
4,000	8.375%—06/01/2019[3]	4,300

		7,563

	Rice Energy Inc.
9,600	6.250%—05/01/2022[3]	9,552
	Rosetta Resources Inc.
5,000	5.625%—05/01/2021	5,063
	Sanchez Energy Corp.
4,000	6.125%—01/15/2023[3]	4,000
	Seadrill Ltd.
11,000	6.125%—09/15/2017[3]	11,605
5,000	6.625%—09/15/2020[3]	4,988

		16,593

	Suburban Propane Partners LP
5,832	7.375%—08/01/2021	6,284
	Triangle USA Petroleum Corp.
5,000	6.750%—07/15/2022[3]	5,019
	Unit Corp.
9,090	6.625%—05/15/2021	9,590
	Vanguard Natural Resources LLC
8,950	7.875%—04/01/2020	9,577

		189,613

PAPER & FOREST PRODUCTS—0.2%
	Cascades Inc.
4,000	5.500%—07/15/2022[3]	3,965

PHARMACEUTICALS—1.9%
	Endo Finance Co.
6,000	5.750%—01/15/2022[3]	5,985
	Endo Finance LLC
11,000	5.375%—01/15/2023[3]	10,642
3,010	7.000%—12/15/2020[3]	3,187

		13,829

	Salix Pharmaceuticals Ltd.
2,000	6.000%—01/15/2021[3]	2,095
	Valeant Pharmaceuticals International Inc.
3,000	6.375%—10/15/2020[3]	3,109
2,500	6.875%—12/01/2018[3]	2,591

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

PHARMACEUTICALS—Continued
$7,000	7.500%—07/15/2021[3]	$7,586

		13,286

		35,195

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
	Geo Group Inc.
1,500	5.125%—04/01/2023	1,459
4,000	5.875%—01/15/2022	4,140

		5,599

	MPT Operating Partnership LP
1,500	6.875%—05/01/2021	1,620
	Omega Healthcare Investors Inc.
2,750	5.875%—03/15/2024	2,880
4,200	6.750%—10/15/2022	4,536

		7,416

		14,635

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Micron Technology Inc.
10,500	5.500%—02/01/2025[3]	10,474

SOFTWARE—1.0%
	BMC Software Finance Inc.
4,150	8.125%—07/15/2021[3]	4,150
	Infor US Inc.
10,000	9.375%—04/01/2019	10,962
	Nuance Communications Inc.
4,200	5.375%—08/15/2020[3]	4,263

		19,375

SPECIALTY RETAIL—2.7%
	24 Hour Holdings III LLC
3,050	8.000%—06/01/2022[3]	2,936
	Dufry Finance SCA
3,875	5.500%—10/15/2020[3]	4,029
	Jo-Ann Stores Holdings Inc.
2,575	9.750%—10/15/2019[3]	2,613
	Jo-Ann Stores Inc.
7,535	8.125%—03/15/2019[3]	7,535
	Michaels Stores Inc.
9,900	5.875%—12/15/2020[3]	9,756
3,978	7.750%—11/01/2018	4,150

		13,906

	Penske Automotive Group Inc.
4,000	5.750%—10/01/2022	4,150
	Rent-A-Center Inc.
9,175	4.750%—05/01/2021	8,235
2,351	6.625%—11/15/2020	2,333

		10,568

	Sally Holdings LLC
3,450	6.875%—11/15/2019	3,691

		49,428

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	NCR Corp.
4,000	5.000%—07/15/2022	3,970
3,500	6.375%—12/15/2023	3,728

		7,698

TEXTILES, APPAREL & LUXURY GOODS—0.8%
	Hanesbrands Inc.
5,000	6.375%—12/15/2020	5,338
	Levi Strauss & Co.
5,150	6.875%—05/01/2022	5,562
3,800	7.625%—05/15/2020	4,047

		9,609

		14,947

THRIFTS & MORTGAGE FINANCE—0.7%
	Nationstar Mortgage LLC
7,000	6.500%—07/01/2021	6,825
5,472	7.875%—10/01/2020	5,609

		12,434

TRADING COMPANIES & DISTRIBUTORS—0.6%
	Ashtead Capital Inc.
10,221	6.500%—07/15/2022[3]	10,911

WIRELESS TELECOMMUNICATION SERVICES—3.0%
	Numericable Group SA
5,000	6.000%—05/15/2022[3]	5,031
3,150	6.250%—05/15/2024[3]	3,170

		8,201

	SBA Communications Corp.
1,350	5.625%—10/01/2019	1,407
	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020	3,180
	Sprint Communications Inc.
8,150	6.000%—11/15/2022	8,069
8,050	7.000%—08/15/2020	8,573

		16,642

	Sprint Corp.
5,800	7.250%—09/15/2021[3]	6,199
	T-Mobile USA Inc.
6,450	6.250%—04/01/2021	6,764
1,500	6.500%—01/15/2024	1,568
500	6.542%—04/28/2020	524
3,350	6.625%—04/01/2023	3,534
5,000	6.633%—04/28/2021	5,269
3,000	6.731%—04/28/2022	3,154

		20,813

		56,442

TOTAL CORPORATE BONDS & NOTES (Cost $1,601,237)		1,640,499

SHORT-TERM INVESTMENTS—5.3%
(Cost $98,577)
REPURCHASE AGREEMENTS
98,577	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $100,549)	98,577

TOTAL INVESTMENTS—99.6% (Cost $1,805,018)		1,845,129

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		6,875

TOTAL NET ASSETS—100.0%		$1,852,004

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at July 31, 2014.

2	Position or a portion of the position represents an unsettled loan commitment. At period end, the total fair value of unsettled commitments totaled $18,028 or 1% of net assets. The coupon rate is subject to change at the time of settlement.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $671,569 or 36% of net assets.

4	Floating rate security, the stated rate represents the rate in effect at July 31, 2014.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of 9.1%)

ASSET-BACKED SECURITIES—3.0%
Principal Amount (000s)		Value (000s)

	Access Group Inc. Series 2008-1 Cl. A
$11,332	1.534%—10/27/2025[1]	$11,419
	Argent Securities Inc. Series 2006-W4 Cl. A2C
7,499	0.315%—05/25/2036[1]	2,883
	Series 2005-W2 Cl. A2C
5,500	0.515%—10/25/2035[1]	5,088

		7,971

	Asset Backed Securities Corp. Home Equity Series 2003-HE4 Cl. M1
8,906	1.397%—08/15/2033[1]	8,445
	Bear Stearns Asset Backed Securities Trust Series 2005-4 Cl. M1
1,383	0.652%—01/25/2036[1]	1,386
	Countrywide Asset-Backed Certificates Series 2001-BC3 Cl. A
230	0.635%—12/25/2031[1]	180
	Series 2005-15 Cl. 1AF3
7,640	4.626%—04/25/2036[2]	7,700

		7,880

	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
153	0.212%—11/25/2036[1]	87
	First Franklin Mortgage Loan Trust Series 2006-FF10 Cl. A4
1,816	0.305%—07/25/2036[1]	1,717
	Ford Credit Auto Owner Trust Series 2014-B Cl. A1
47,106	0.180%—07/15/2015[3]	47,107
	GSAA Trust Series 2006-20 Cl. 1A2
6,818	0.335%—12/25/2046[1]	3,893
	Series 2006-4 Cl. 4A2
3,086	0.385%—03/25/2036[1]	2,748
	Series 2005-8 Cl. A4
6,712	0.425%—06/25/2035[1]	6,380
	Series 2007-9 Cl. A1A
2,596	6.000%—10/25/2047	2,379

		15,400

	GSAMP Trust Series 2007-FM1 Cl. 2A2
151	0.225%—12/25/2036[1]	82
	Series 2006-FM1 Cl. A2D
7,800	0.425%—04/25/2036[1]	4,879

		4,961

	Home Equity Asset Trust Series 2005-2 Cl. M4
5,000	1.205%—07/25/2035[1]	4,643
	Home Equity Loan Trust Series 2007-FRE1 Cl. 2AV4
12,025	0.495%—04/25/2037[1]	7,362
	HSBC Home Equity Loan Trust Series 2007-1 Cl. AS
3,032	0.356%—03/20/2036[1]	3,012
	HSI Asset Securitization Corp. Trust Series 2006-HE2 Cl. 2A3
7,042	0.325%—12/25/2036[1]	3,483
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
111	0.715%—10/25/2034[1]	102
	Mid-State Trust Series 2004-1 Cl. A
1,904	6.005%—08/15/2037	2,008
	Morgan Stanley ABS Capital I Series 2007-HE1 Cl. A2C
3,048	0.305%—11/25/2036[1]	2,060
	Morgan Stanley Dean Witter Capital I Series 2002-HE1 Cl. M1
3,392	1.055%—07/25/2032[1]	3,265
	Option One Mortgage Loan Trust Series 2007-6 Cl. 2A4
6,130	0.405%—07/25/2037[1]	3,720
	Park Place Securities Inc. Series 2005-WCW3 Cl. M1
9,700	0.635%—08/25/2035[1]	9,012
	Ramp Trust Series 2004-RS8 Cl. MII1
1,588	1.052%—08/25/2034[1]	1,499
	Securitized Asset Backed Receivables LLC Trust Series 2007-HE1 Cl. 2A2
887	0.215%—12/25/2036[1]	331
	SG Mortgage Securities Trust Series 2006-OPT2 Cl. A3D
6,900	0.365%—10/25/2036[1]	3,717
	SLM Student Loan Trust Series 2010-C Cl. A2
1,477	2.802%—12/16/2019[1,3]	1,504
	Small Business Administration Participation Certificates Series 2003-20I Cl. 1
182	5.130%—09/01/2023	197
	Series 2009-20A Cl. 1
5,702	5.720%—01/01/2029	6,355
	Series 2008-20H Cl. 1
15,106	6.020%—08/01/2028	17,117
	Series 2001-20A Cl. 1
304	6.290%—01/01/2021	329

		23,998

	Soundview Home Equity Loan Trust Series 2006-WF2 Cl. A1
4,308	0.285%—12/25/2036[1]	4,149

TOTAL ASSET-BACKED SECURITIES (Cost $167,288)		180,238

COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
	Adjustable Rate Mortgage Trust Series 2006-3 Cl. 4A2
5,150	0.275%—08/25/2036[1]	3,252

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	American Home Mortgage Investment Trust Series 2004-4 Cl. 4A
$812	2.327%—02/25/2045[1]	$820
	Arran Residential Mortgages Funding plc Series 2010-1A Cl. A2B
€7,360	1.728%—05/16/2047[1,3]	9,961
	Banc of America Funding Corp. Series 2012-R5 Cl. A
$19,418	0.416%—10/03/2039[1,3]	19,273
	Series 2007-C Cl. 7A5
2,461	0.456%—05/20/2047[1]	2,053
	Series 2005-D Cl. A1
857	2.627%—05/25/2035[2]	883

		22,209

	Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-2 Cl. A4
2,200	5.612%—04/10/2049[2]	2,403
	BCAP LLC Trust Series 2007-AA2 Cl. 12A1
16,161	0.365%—05/25/2047[1]	12,172
	Series 2011-RR4 Cl. 8A1
5,589	5.250%—02/26/2036[3]	5,170
	Series 2011-RR5 Cl. 5A1
10,408	5.250%—08/26/2037[3]	10,900
	Series 2011-RR5 Cl. 12A1
1,022	5.315%—03/26/2037[2,3]	1,012

		29,254

	Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Cl. 6A1
456	2.504%—04/25/2033[2]	465
	Series 2003-8 Cl. 1A1
22	2.625%—01/25/2034[2]	22
	Series 2002-8 Cl. 1A2
49	2.667%—02/25/2033[2]	47
	Series 2004-1 Cl. 12A5
751	2.677%—04/25/2034[2]	755
	Series 2004-8 Cl. 2A1
2,348	2.686%—11/25/2034[2]	2,276
	Series 2004-10 Cl. 12A3
89	2.727%—01/25/2035[2]	89
	Series 2000-2 Cl. A1
39	2.745%—11/25/2030[2]	40
	Series 2004-9 Cl. 22A3
222	3.130%—11/25/2034[2]	224

		3,918

	Bear Stearns Alt-A Trust Series 2006-8 Cl. 3A1
1,658	0.315%—02/25/2034[1]	1,539
	Series 2005-4 Cl. 1A1
683	0.595%—07/25/2035[1]	690
	Series 2005-4 Cl. 23A1
2,144	2.537%—05/25/2035[2]	2,104
	Series 2005-7 Cl. 22A1
1,628	2.696%—09/25/2035[2]	1,430

		5,763

	Bear Stearns Commercial Mortgage Securities Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[2]	2,778
	Series 2007-PW15 Cl. A4
671	5.331%—02/11/2044	720
	Series 2006-PW11 Cl. A4
1,810	5.433%—03/11/2039[2]	1,907
	Series 2007-PW18 Cl. A4
5,300	5.700%—06/11/2050	5,888
	Series 2007-PW17 Cl. AAB
4,748	5.703%—06/11/2050	4,798
	Series 2006-PW12 Cl. A4
2,401	5.712%—09/11/2038[2]	2,575

		18,666

	Chase Mortgage Finance Corp. Series 2005-A1 Cl. 1A1
6,454	4.879%—12/25/2035[2]	6,262
	Series 2006-A1 Cl. 4A1
4,452	5.648%—09/25/2036[2]	4,103

		10,365

	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Cl. A4
1,500	5.322%—12/11/2049	1,623
	Countrywide Alternative Loan Trust Series 2005-59 Cl. 1A1
15,262	0.486%—11/20/2035[1]	12,781
	Series 2006-6BC Cl. 1A2
8,255	0.555%—05/25/2036[1]	6,646
	Series 2005-27 Cl.1A2
1,462	1.518%—08/25/2035[1]	1,343
	Series 2005-20CB Cl. 2A5
5,745	5.500%—07/25/2035	5,760
	Series 2006-36T2 Cl. 1A4
2,174	5.750%—12/25/2036	1,767
	Series 2006-39CB Cl. 1A20
10,559	6.000%—01/25/2037	9,602

		37,899

	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB9 Cl. 3A2A
535	2.417%—02/20/2036[1]	487
	Series 2004-HYB9 Cl. 1A1
2,765	2.471%—02/20/2035[2]	2,750
	Series 2004-22 Cl. A3
1,683	2.502%—11/25/2034[2]	1,596
	Series 2007-HY5 Cl. 1A1
2,588	2.820%—09/25/2047[2]	2,299

		7,132

	Credit Suisse Commercial Mortgage Trust Series 2010-9R Cl. 20A5
1,135	4.000%—01/27/2037[3]	1,148
	Series 2006-C5 Cl. A1A
3,616	5.297%—12/15/2039	3,906

		5,054

	Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C2 Cl. A3
613	6.000%—11/25/2035	445
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1
4,563	0.305%—03/25/2037[1]	3,181
	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A
4,754	1.096%—03/19/2046[1]	3,732
	European Loan Conduit Series 25X Cl. A
€200	0.485%—05/15/2019[1]	263
	First Horizon Asset Securities Inc. Series 2005-AR3 Cl. 2A1
$2,681	2.612%—08/25/2035[2]	2,548

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Series 2005-AR6 Cl. 4A1
$4,933	5.000%—02/25/2036[2]	$4,818

		7,366

	First Nationwide Trust Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Cl. A4
269	4.799%—08/10/2042[2]	270
	Series 2007-GG9 Cl. A4
1,500	5.444%—03/10/2039	1,628

		1,898

	GSR Mortgage Loan Trust Series 2005-AR6 Cl. 2A1
4,474	2.658%—09/25/2035[2]	4,524
	Series 2005-AR3 Cl. 3A1
1,275	2.679%—05/25/2035[2]	1,238
	Series 2005-AR7 Cl. 6A1
1,189	5.072%—11/25/2035[2]	1,184
	Series 2006-2F Cl. 2A13
4,902	5.750%—02/25/2036	4,889

		11,835

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
459	0.376%—05/19/2035[1]	408
	Series 2005-9 Cl. 2A1A
2,790	0.496%—06/20/2035[1]	2,710
	Series 2006-SB1 Cl. A1A
19,398	0.968%—12/19/2036[1]	16,007
	Series 2004-8 Cl. 2A3
1,656	0.976%—11/19/2034[1]	1,248

		20,373

	Homebanc Mortgage Trust
	Series 2006-H2 Cl. A2
10,428	0.335%—12/25/2036[1]	9,259
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.305%—10/25/2034[1]	1,268
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
11	1.751%—01/25/2032[2]	10
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,698	6.500%—07/25/2037	2,607
	IndyMac Index Mortgage Loan Trust
	Series 2007-AR13 Cl.4A1
21,675	2.354%—07/25/2037[2]	13,903
	Series 2005-AR31 Cl. 1A1
2,692	2.369%—01/25/2036[2]	2,267

		16,170

	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	5,724
	Series 2007-LDPX Cl. A3
14,308	5.420%—01/15/2049	15,544
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,758

		23,026

	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
6,801	2.591%—10/25/2036[2]	5,774
	Series 2006-S1 Cl. 3A1
2,116	5.500%—04/25/2036	2,185

		7,959

	JP Morgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
187	2.719%—09/27/2036[2,3]	188
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
1,470	0.365%—02/25/2036[1]	1,360
	Series 2005-3 Cl. 4A
263	0.405%—11/25/2035[1]	252

		1,612

	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 Cl. A3
2,600	5.172%—12/12/2049	2,791
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,960

		4,751

	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
1,153	5.415%—03/12/2044[2]	1,209
	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
1,829	5.803%—08/12/2045[2,3]	2,010
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
7,662	2.456%—10/25/2035[2]	7,690
	Residential Accredit Loans, Inc.
	Series 2006-QA7 Cl. 2A1
7,660	0.340%—08/25/2036[1]	5,986
	Series 2007-QS4 Cl. 3A9
4,156	6.000%—03/25/2037	3,424

		9,410

	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
588	3.375%—02/25/2037[2]	475
	Series 2006-SA1 Cl. 2A1
557	3.801%—02/25/2036[2]	496

		971

	Structured Adjustable Rate Mortgage Loan Trust
	Series 2001-21A Cl. 3A1
1,802	2.443%—04/25/2035[2]	1,802
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
1,548	0.406%—07/19/2035[1]	1,483
	Structured Asset Securities Corp.
	Series 2001-21A Cl. 1A1
16	2.218%—01/25/2032[2]	16
	Series 2002-1A Cl. 4A
18	2.516%—02/25/2032[2]	18

		34

	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,773	2.673%—01/25/2037[2]	1,710
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Cl. A4FL
2,600	0.329%—06/15/2049[1,3]	2,589
	Series 2006-C23 Cl. A5
11,800	5.416%—01/15/2045[2]	12,466
	Series 2007-C31 Cl. A4
6,395	5.509%—04/15/2047	6,891

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Series 2007-C33 Cl. A4
$5,930	5.941%—02/15/2051[2]	$6,449

		28,395

	Washington Mutual Mortgage Pass Through Certificates
	Series 2005-AR6 Cl. 2A1A
983	0.385%—04/25/2045[1]	945
	Series 2005-AR13 Cl. A1A1
469	0.445%—10/25/2045[1]	446
	Series 2006-AR11 Cl. 3A1A
3,951	1.038%—09/25/2046[1]	3,315
	Series 2005-AR7 Cl. A2
1,237	2.368%—08/25/2035[2]	1,239

		5,945

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
7,574	2.610%—07/25/2036[2]	7,395
	Series 2006-AR2 Cl. A1
2,003	2.613%—03/25/2036[2]	2,010
	Series 2006-AR2 Cl. IIA5
9,435	2.613%—03/25/2036[2]	9,164

		18,569

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $317,344)		353,492

CORPORATE BONDS & NOTES—20.8%
	Ally Financial Inc.
18,000	2.750%—01/30/2017	18,067
3,560	4.625%—06/26/2015	3,627
28,600	5.500%—02/15/2017	30,513
3,900	6.250%—12/01/2017	4,241
4,816	6.750%—12/01/2014	4,882
6,500	7.500%—09/15/2020	7,516
10,860	8.300%—02/12/2015	11,206

		80,052

	American Express Bank FSB
8,800	6.000%—09/13/2017	9,994
	American Express Centurion Bank MTN[5]
9,500	6.000%—09/13/2017	10,799
	American International Group Inc.
5,600	5.050%—10/01/2015	5,887
	American International Group Inc. MTN[5]
300	5.450%—05/18/2017	333
	Anglo American Capital plc
2,500	2.625%—04/03/2017[3]	2,560
	Apple Inc.
2,700	2.850%—05/06/2021	2,715
1,500	3.450%—05/06/2024	1,512

		4,227

	Banco Santander Brasil SA
12,800	4.250%—01/14/2016[3]	13,249
	Banco Santander Brasil SA MTN[5]
1,300	4.500%—04/06/2015[3]	1,329
	Banco Santander Chile
5,300	1.834%—01/19/2016[1,3]	5,353
	Bank of America Corp.
33,200	6.500%—08/01/2016	36,611
	Bank of America Corp. MTN[5]
10,440	1.050%—03/22/2016[1]	10,521
18,300	1.300%—03/22/2018[1]	18,612
4,200	4.500%—04/01/2015	4,310

		33,443

	Bank of America NA
4,300	0.657%—05/08/2017[1]	4,303
	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[3]	2,409
	Bank of India/London MTN[5]
2,100	4.750%—09/30/2015	2,171
	Bank of Montreal
4,700	2.850%—06/09/2015[3]	4,800
	Bank of Nova Scotia
500	1.950%—01/30/2017[3]	511
	Bankinter SA
€5,000	3.875%—10/30/2015	6,982
	Barclays Bank plc
£3,600	14.000%—06/15/2019[2,6]	8,296
	BB&T Corp. MTN[5]
$19,500	1.091%—06/15/2018[1]	19,861
	BBVA Bancomer SA
2,800	4.500%—03/10/2016[3]	2,933
5,700	6.500%—03/10/2021[3]	6,413

		9,346

	Bear Stearns Companies LLC
4,300	6.400%—10/02/2017	4,915
	BellSouth Corp.
56,200	4.182%—04/26/2021[3]	57,315
	Blackstone
2,500	2.324%—03/18/2019[3]	2,502
	BM & FBovespa SA
2,000	5.500%—07/16/2020[3]	2,175
	BNP Paribas SA MTN[5]
28,300	0.547%—11/07/2015[1]	28,302
	BPCE SA
38,300	0.796%—11/18/2016[1]	38,408
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[3]	2,440
	Caixabank SA
€3,900	3.250%—10/05/2015	5,388
	CIT Group Inc.
$2,360	4.750%—02/15/2015[3]	2,394
3,700	5.000%—05/15/2017	3,899

		6,293

	Citigroup Inc.
1,300	4.700%—05/29/2015	1,343
17,500	4.750%—05/19/2015	18,079
17,600	5.000%—09/15/2014	17,690

		37,112

	Citigroup Inc. MTN[5]
€2,000	0.839%—05/31/2017[2]	2,660
$15,707	5.500%—10/15/2014	15,862

		18,522

	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
30,400	0.507%—11/23/2016[1]	30,412
14,700	0.565%—04/28/2017[1]	14,702

		45,114

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
	Corp Nacional del Cobre de Chile
$3,200	7.500%—01/15/2019[3]	$3,873
	Credit Suisse/New York NY MTN[5]
10,800	0.719%—05/26/2017[1]	10,831
	CSN Islands XI Corp.
7,500	6.875%—09/21/2019[3]	7,894
	CVS Pass-Through Trust
673	6.943%—01/10/2030	819
	DIRECTV Holdings LLC
23,727	3.550%—03/15/2015	24,184
	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,227
12,300	4.125%—09/09/2015	12,739
2,200	5.125%—06/29/2020	2,468

		17,434

	Ford Motor Credit Co. LLC
6,400	2.750%—05/15/2015	6,509
1,000	3.984%—06/15/2016	1,053
9,000	7.000%—04/15/2015	9,401
2,200	8.000%—12/15/2016	2,539
3,100	8.700%—10/01/2014	3,140
31,725	12.000%—05/15/2015	34,564

		57,206

	Ford Motor Credit Co. LLC MTN[5]
20,000	0.687%—11/08/2016[1]	20,002
	General Motors Financial Co. Inc.
3,000	4.750%—08/15/2017	3,154
	Gerdau Holdings Inc.
2,900	7.000%—01/20/2020	3,290
8,800	7.000%—01/20/2020[3]	9,984

		13,274

	Goldman Sachs Group Inc.
2,700	3.300%—05/03/2015	2,756
	Goldman Sachs Group Inc. MTN[5]
2,500	0.852%—06/04/2017[1]	2,504
	GTL Trade Finance Inc.
1,500	7.250%—10/20/2017	1,706
2,000	7.250%—10/20/2017[3]	2,274

		3,980

	HCA Inc. MTN[5]
6,000	9.000%—12/15/2014	6,158
	HSBC Finance Corp.
15,800	5.250%—04/15/2015	16,328
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	13,850
	Indian Oil Corp. Ltd.
7,400	4.750%—01/22/2015	7,507
	ING Bank NV
47,400	0.574%—01/04/2016[1,3]	47,403
	International Lease Finance Corp.
3,700	4.875%—04/01/2015	3,772
5,100	5.750%—05/15/2016	5,345
9,000	6.500%—09/01/2014[3]	9,034
4,600	6.750%—09/01/2016[3]	5,048
9,765	8.625%—09/15/2015	10,446

		33,645

	John Deere Capital Corp. MTN[5]
48,500	0.362%—04/12/2016[1]	48,536

	JP Morgan Chase & Co.
7,200	3.150%—07/05/2016	7,498
4,100	3.400%—06/24/2015	4,205
2,200	3.700%—01/20/2015	2,233

		13,936

	JP Morgan Chase & Co. MTN[5]
10,300	0.784%—04/25/2018[1]	10,309
	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,907
	LBG Capital No. 1 plc
€10,900	7.625%—10/14/2020	16,145
	LBG Capital No. 1 plc MTN[5]
$800	8.500%—12/17/2021[2,3,6]	881
	Merrill Lynch & Co. Inc.
12,700	0.789%—05/02/2017[1]	12,606
	Merrill Lynch & Co. Inc. MTN[5]
5,100	6.400%—08/28/2017	5,791
16,100	6.875%—04/25/2018	18,806

		24,597

	Morgan Stanley
5,000	0.714%—10/15/2015[1]	5,014
4,500	5.375%—10/15/2015	4,746

		9,760

	Morgan Stanley MTN[5]
13,000	0.684%—10/18/2016[1]	13,028
27,500	1.514%—04/25/2018[1]	28,233
1,300	6.000%—04/28/2015	1,349

		42,610

	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[7]	7,538
	National Australia Bank Ltd. MTN[5]
34,500	0.515%—06/30/2017[1,3]	34,786
	National Bank of Canada
1,300	2.200%—10/19/2016[3]	1,338
	Nationwide Building Society MTN[5]
6,400	6.250%—02/25/2020[3]	7,499
	Navient LLC MTN[5]
19,955	3.875%—09/10/2015	20,304
8,200	6.250%—01/25/2016	8,682

		28,986

	Noble Group Ltd.
600	4.875%—08/05/2015[3]	622
	Novatek Finance Ltd.
2,000	5.326%—02/03/2016[3]	2,065
	Odebrecht Drilling Norbe VIII/IX Ltd.
5,600	6.350%—06/30/2021[3]	5,903
	ORIX Corp.
8,208	4.710%—04/27/2015	8,433
	Petrobras International Finance Co.
9,700	5.375%—01/27/2021	9,992
	Principal Life Global Funding II
23,400	1.200%—05/19/2017[3]	23,295
	Principal Life Income Funding Trusts MTN[5]
6,400	5.550%—04/27/2015	6,644
	Qtel International Finance Ltd.
400	3.375%—10/14/2016[3]	419

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		Ras Laffan Liquefied Natural Gas Co. Ltd. III
	$2,600	5.500%—09/30/2014	$2,622
	700	5.838%—09/30/2027[3]	781

			3,403

		Rohm and Haas Co.
	717	6.000%—09/15/2017	811
		Santander Issuances SA Unipersonal
	£17,050	7.300%—07/27/2019[2]	29,109
		Southern Gas Networks plc MTN[5]
	9,800	0.846%—10/21/2015[1]	16,507
		Springleaf Finance Corp. MTN[5]
	$1,600	5.400%—12/01/2015	1,664
		State Bank of India
	8,100	4.500%—07/27/2015[3]	8,342
		Stone Street Trust
	16,400	5.902%—12/15/2015[3]	17,396
		TNK-BP Finance SA MTN[5]
	3,100	7.500%—07/18/2016	3,298
		United Air Lines Inc.
	905	10.400%—05/01/2018	1,020
		US Bank NA/Cincinnati OH
	5,300	0.352%—04/22/2016[1]	5,302
		Verizon Communications Inc.
	2,900	1.981%—09/14/2018[1]	3,052
	3,600	2.500%—09/15/2016	3,718
	9,000	3.650%—09/14/2018	9,604

			16,374

		Wells Fargo & Co.
	17,800	7.980%—03/15/2018[2,6]	20,274

	TOTAL CORPORATE BONDS & NOTES (Cost $1,217,552)		1,252,111

FOREIGN GOVERNMENT OBLIGATIONS—19.5%
		Autonomous Community of Valencia Spain MTN[5]
	€300	4.375%—07/16/2015	415
		Banco Nacional de Desenvolvimento Economico e Social
	2,300	4.125%—09/15/2017[3]	3,270
		Brazil Letras Do Tesouro Nacional
R$	228,000	0.000%—04/01/2015-01/01/2017[8]	90,374
		Italy Buoni Poliennali Del Tesoro
	€33,300	1.150%—05/15/2017	45,090
	33,100	2.250%—05/15/2016	45,744
	4,900	2.750%—12/01/2015	6,772
	36,800	3.000%—06/15/2015-11/01/2015	50,843
	138,300	3.750%—08/01/2015-08/01/2016	194,764
	46,100	4.500%—07/15/2015	64,172
	36,600	4.750%—09/15/2016-06/01/2017	53,838

			461,223

		Italy Certificati di Credito Del Tesoro
	104,800	0.000%—06/30/2015-04/29/2016[8]	139,206
		Korea Development Bank
	$18,600	4.375%—08/10/2015	19,243
		Korea Housing Finance Corp.
	2,200	4.125%—12/15/2015[3]	2,291
		Mexico Cetes
MEX$	461,200	0.000%—12/11/2014[8]	34,510

		Province of Ontario Canada
	$2,400	1.000%—07/22/2016	2,415
	6,100	1.650%—09/27/2019	5,967
	6,400	3.000%—07/16/2018	6,725
CAD$	5,600	3.150%—06/02/2022	5,297
	$22,900	4.000%—10/07/2019-06/02/2021	23,312
CAD$	11,700	4.200%—03/08/2018-06/02/2020	11,839
	900	4.300%—03/08/2017	886
	8,100	4.400%—06/02/2019-04/14/2020	8,453

			64,894

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,503
		Province of Quebec Canada
	$4,700	3.500%—07/29/2020-12/01/2022	4,619
CAD$	13,900	4.250%—12/01/2021	14,115
	3,000	4.500%—12/01/2017-12/01/2020	3,075

			21,809

		Spain Government Bond
	€43,200	2.100%—04/30/2017	60,172
	14,800	3.150%—01/31/2016	20,671
	52,200	3.300%—07/30/2016	73,937
	13,600	3.750%—10/31/2015	19,004
	20,100	3.800%—01/31/2017	29,114
	50,100	4.000%—07/30/2015	69,566
	24,600	4.250%—10/31/2016	35,722
	14,900	5.500%—07/30/2017	22,792

			330,978

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,190,677)		1,170,716

MORTGAGE PASS-THROUGH—20.6%
		Federal Home Loan Mortgage Corp.
	$25	2.337%—06/01/2024[1]	27
	955	4.500%—08/01/2040-09/01/2041	1,028
	134	5.133%—08/01/2035[1]	140
	3,288	5.500%—02/01/2038-07/01/2038	3,649
	12,346	6.000%—07/01/2016-05/01/2040	13,858

			18,702

		Federal Home Loan Mortgage Corp. REMIC[4]
	2,386	0.302%—07/15/2019-08/15/2019[1]	2,387
	1,350	0.452%—05/15/2036[1]	1,351
	75	0.602%—11/15/2030[1]	75
	122	8.000%—08/15/2022	138
	22	9.000%—12/15/2020	25

			3,976

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series T-63 Cl. 1A1
	210	1.315%—02/25/2045[1]	213
		Series E3 Cl. A
	421	2.908%—08/15/2032[2]	441

			654

		Federal Home Loan Mortgage Corp. TBA[9]
	50,000	4.500%—08/12/2043	53,786
		Federal Housing Authority Project
	26	7.400%—02/01/2021	25	[x]
	1,741	7.450%—05/01/2021	1,710	[x]

			1,735

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association
$511	1.523%—10/01/2040[1]	$534
2,302	2.242%—08/01/2035[1]	2,460
5,300	2.310%—08/01/2022	5,178
2,992	2.340%—06/01/2035[1]	3,205
11,648	2.475%—04/01/2019	11,921
6,000	2.870%—09/01/2027	5,747
3,903	3.000%—02/01/2021-11/01/2025	4,057
477	3.330%—11/01/2021	499
36,056	3.500%—04/01/2021-05/01/2029	38,051
32,395	4.000%—10/01/2015-10/01/2041	34,510
147,787	4.500%—01/01/2018-12/01/2043	159,302
74,788	5.000%—12/01/2022-07/01/2044	82,651
194	5.122%—05/01/2035[1]	207
147,544	5.500%—02/01/2023-09/01/2041	164,079
224,355	6.000%—07/01/2016-05/01/2041	252,408
	Series 2003-W1 Cl. 1A1
308	5.902%—12/25/2042[2]	345

		765,154

	Federal National Mortgage Association REMIC[4] Series 2007-30 Cl. AF
2,152	0.465%—04/25/2037[1]	2,148
	Series 2005-75 Cl. FL
5,445	0.605%—09/25/2035[1]	5,458
	Series 2009-106 Cl. FA
5,198	0.905%—01/25/2040[1]	5,257
	Series 2006-5 Cl. 3A2
217	2.258%—05/25/2035[2]	222
	Series 2011-98 ZL
61,624	3.500%—10/25/2041	58,113
	Series 2003-25 Cl. KP
1,216	5.000%—04/25/2033	1,322

		72,520

	Federal National Mortgage Association TBA[9]
74,000	3.500%—09/01/2026-08/16/2027	77,934
19,000	4.000%—08/14/2028-09/11/2044	19,972
105,450	5.000%—08/13/2042	116,308
35,000	5.500%—08/01/2041	38,803

		253,017

	Government National Mortgage Association
58,437	5.000%—08/15/2033-07/15/2041	64,171
	Government National Mortgage Association II
896	1.625%—03/20/2017-02/20/2032[1]	926
226	2.000%—08/20/2022-10/20/2025[1]	235
32	2.500%—12/20/2024[1]	33

		1,194

	Government National Mortgage Association TBA[9]
2,000	5.000%—08/21/2044	2,190

TOTAL MORTGAGE PASS-THROUGH (Cost $1,218,251)		1,237,099

MUNICIPAL BONDS—5.9%
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,682
	California State
7,800	7.500%—04/01/2034	11,121
5,300	7.550%—04/01/2039	7,881
5,800	7.600%—11/01/2040	8,713
5,000	7.950%—03/01/2036	6,099

		33,814

	California State University
3,900	6.434%—11/01/2030	4,862
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,887
300	6.300%—12/01/2021	335
11,200	6.899%—12/01/2040	13,916

		17,138

	Clark County Nevada
19,000	6.350%—07/01/2029	21,339
	Clark County Nevada Airport System Revenue
4,200	6.820%—07/01/2045	5,824
	Denver Public Schools
39,000	7.017%—12/15/2037	51,956
	Energy Northwest
10,000	2.803%—07/01/2021	10,140
	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	17,239
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,390
	New York City NY
49,100	6.246%—06/01/2035	55,345
	North Las Vegas City NV
24,000	6.572%—06/01/2040	20,555
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	54,008
	Public Power Generation Agency
600	7.242%—01/01/2041	682
	San Antonio City TX Water System Revenue
3,400	4.750%—05/15/2037	3,470
	University of California
35,770	4.858%—05/15/2112	35,753
15,700	6.270%—05/15/2031	17,449

		53,202

	Wisconsin State
2,400	5.050%—05/01/2018	2,689

TOTAL MUNICIPAL BONDS (Cost $301,080)		357,335

PREFERRED STOCKS—0.1%

Shares
CONSUMER FINANCE—0.1%
203,000	Ally Financial Inc.	5,508

DIVERSIFIED FINANCIAL SERVICES—0.0%
80,000	Citigroup Capital XIII	2,167

TOTAL PREFERRED STOCKS (Cost $7,285)		7,675

RIGHTS/WARRANTS—0.0%
(Cost $15)
No. of Contracts
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow	—	[y]

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT AGENCIES—5.9%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp.
$300	0.875%—03/07/2018	$295
34,774	1.000%—03/08/2017-07/28/2017[10]	34,755
99,281	1.000%—06/29/2017-09/29/2017	98,896
102,200	1.250%—05/12/2017-10/02/2019	99,540
2,300	1.750%—05/30/2019	2,296
3,100	2.375%—01/13/2022	3,080
19,000	3.750%—03/27/2019	20,709
5,000	5.500%—08/23/2017	5,659

		265,230

	Federal National Mortgage Association
17,900	0.875%—08/28/2017-05/21/2018	17,765
31,000	1.125%—04/27/2017[10]	31,119
12,500	1.250%—01/30/2017	12,614
2,700	1.875%—09/18/2018	2,725
9,300	5.000%—05/11/2017[10]	10,313
13,000	5.375%—06/12/2017[10]	14,619

		89,155

TOTAL U.S. GOVERNMENT AGENCIES (Cost $356,709)		354,385

U.S. GOVERNMENT OBLIGATIONS—9.2%
	U.S. Treasury Inflation Indexed Bonds[11]
40,300	0.125%—01/15/2022-07/15/2022	40,405
12,876	0.625%—07/15/2021	13,484
8,808	1.125%—01/15/2021	9,478
19,197	1.250%—07/15/2020[10]	20,889
105,710	1.750%—01/15/2028	122,054
72,389	2.000%—01/15/2026	85,204
171,326	2.375%—01/15/2025-01/15/2027	208,306
32,906	2.500%—01/15/2029	41,653
1,324	3.625%—04/15/2028	1,862
8,682	3.875%—04/15/2029	12,717

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $547,972)		556,052

SHORT-TERM INVESTMENTS—15.2%
CERTIFICATES OF DEPOSIT—3.3%
	Bank of Montreal
25,400	0.197%—12/08/2014[1]	25,390
	Bank of Nova Scotia
61,500	0.000%—02/10/2015	56,029
	Barclays Bank plc
105,700	0.536%—05/01/2015[1]	105,700
	Cooperatieve Centrale
4,900	0.280%—06/12/2015[1]	4,900
	Credit Suisse NY
4,000	0.462%—03/17/2015[1]	4,000
	Itau Unibanco SA New York
6,500	1.366%—10/31/2014	6,477

		202,496

COMMERCIAL PAPER—5.5%
	AXA Financial Inc.
21,700	0.550%—06/10/2015	21,596
	ConAgra Foods Inc.
60,200	0.500%—09/04/2014[3]	60,172
	ENI Coordination Center
15,000	0.500%—03/13/2015	14,953
	Entergy Corp.
21,000	0.860%—10/01/2014[3]	20,969

	Ford Motor Credit Co.
4,700	0.630%—10/06/2014[3]	4,695
21,200	0.720%—03/03/2015-03/09/2015[3]	21,109

		25,804

	Glencore Funding LLC
34,800	0.450%—09/15/2014	34,780
28,600	0.630%—10/08/2014	28,566

		63,346

	Macquarie Bank Ltd.
40,100	0.550%—05/01/2015[1,3]	40,100
	Thermo Fisher Scientific Inc.
15,500	0.410%—09/22/2014	15,491
	Vodafone Group plc
63,900	0.550%—04/01/2015	63,663
3,100	0.600%—06/29/2015	3,083

		66,746

		329,177

REPURCHASE AGREEMENTS—5.3%
41,600	Repurchase Agreement with Barclays Capital Inc. dated July 28, 2014 due August 04, 2014 at 0.070% collateralized by U.S. Treasury Notes (market value $42,417)	41,600
122,100	Repurchase Agreement with HSBC dated July 24, 2014 due August 07, 2014 at 0.090% collateralized by U.S. Treasury Inflation Indexed Bonds (market value $36,297) and at 0.090% collateralized by U.S. Treasury Notes (market value $88,113)	122,100
200	Repurchase Agreement with JP Morgan dated July 31, 2014 due August 01, 2014 at 0.140% collateralized by Federal National Mortgage Association Notes (market value $206)	200
61,000	Repurchase Agreement with National Bank of Canada-Montreal dated July 31, 2014 due August 01, 2014 at 0.150% collateralized by U.S. Treasury Bills (market value $62,244)	61,000
80,000	Repurchase Agreement with RBC Capital Markets dated July 31, 2014 due August 01, 2014 at 0.130% collateralized by U.S. Treasury Notes (market value $81,741)	80,000
11,000	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $11,224)	11,000

		315,900

U.S. GOVERNMENT AGENCIES—1.1%
	Federal Home Loan Bank Discount Notes
10,000	0.075%—11/05/2014	9,998
47,200	0.078%—10/22/2014	47,190

		57,188

	Federal Home Loan Mortgage Corp. Discount Notes
7,900	0.055%—09/12/2014	7,899

		65,087

U.S. GOVERNMENT OBLIGATIONS—0.0%
	U.S. Treasury Bills
510	0.049%—01/08/2015[10]	510

TOTAL SHORT-TERM INVESTMENTS (Cost $913,290)		913,170

TOTAL INVESTMENTS—106.1% (Cost $6,237,463)		6,382,273

CASH AND OTHER ASSETS, LESS LIABILITIES—(6.1)%		(368,220)

TOTAL NET ASSETS—100.0%		$6,014,053

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	12,855	$3,213,750	12/14/2015	$(4,794)
Eurodollar Futures-CME 90 day (Buy)	6,811	1,702,750	03/14/2016	(3,058)
Eurodollar Futures-CME 90 day (Buy)	1,921	480,250	06/13/2016	(792)
Eurodollar Futures-CME 90 day (Buy)	2,284	571,000	09/19/2016	(556)
Eurodollar Futures-CME 90 day (Buy)	983	245,750	12/19/2016	(359)
Eurodollar Futures-CME 90 day (Buy)	2,472	618,000	03/13/2017	(990)
Eurodollar Futures-CME 90 day (Buy)	827	206,750	06/19/2017	(325)
U.S. Treasury Note Futures 5 year (Buy)	6,251	625,100	09/30/2014	(4,526)
U.S. Treasury Note Futures 10 year (Buy)	10,690	1,069,000	09/19/2014	(3,775)
U.S. Treasury Note Futures 30 year (Buy)	519	51,900	09/19/2014	1,103

Total Futures Contracts				$(18,072)

WRITTEN OPTIONS OPEN AT JULY 31, 2014

Description	Counterparty	Number of Contracts	Strike Index/Rate		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	Citibank NA	14,100,000	215.95	[j]	03/12/2020	$119	$(3)
Inflation-Linked Swap Option (Put)	Citibank NA	33,900,000	216.69	[j]	04/07/2020	302	(8)
Inflation-Linked Swap Option (Put)	Citibank NA	15,100,000	217.97	[j]	09/29/2020	195	(4)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	5,100,000	215.95	[j]	03/10/2020	38	(1)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	15,600,000	218.01	[j]	10/13/2020	153	(5)
Interest Rate Swap Option 5 year (Call)	JP Morgan Chase Bank NA	66,200,000	1.56%		09/02/2014	119	(1)
Interest Rate Swap Option 5 year (Put)	JP Morgan Chase Bank NA	66,200,000	1.86		09/02/2014	973	(371)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	55,900,000	1.20		01/20/2015	303	(242)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	55,900,000	1.60		01/20/2015	590	(661)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	12,400,000	2.50		09/02/2014	35	(7)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	18,800,000	2.55		09/02/2014	77	(20)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	12,400,000	3.10		09/02/2014	99	(3)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	19,200,000	2.55		09/02/2014	77	(21)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	104,000,000	2.60		09/02/2014	520	(198)
Interest Rate Swap Option 10 year (Put)	Royal Bank of Scotland plc	142,000,000	3.03		09/02/2014	2,474	(67)

Total Written Options						$6,074	$(1,612)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2014

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays Capital	$5,563	$5,654	08/04/2014	$(91)
Brazilian Real (Buy)	BNP Paribas SA	9,243	9,260	08/04/2014	(17)
Brazilian Real (Buy)	Citibank NA	21,804	21,844	08/04/2014	(40)
Brazilian Real (Buy)	Deutsche Bank AG London	4,046	4,141	08/04/2014	(95)
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	27,002	27,562	08/04/2014	(560)
Brazilian Real (Buy)	JP Morgan Chase Bank	35,636	35,701	08/04/2014	(65)
Brazilian Real (Buy)	UBS AG	30,074	30,565	08/04/2014	(491)
Brazilian Real (Sell)	Barclays Capital	5,563	5,573	08/04/2014	10
Brazilian Real (Sell)	Barclays Capital	5,515	5,606	09/03/2014	91
Brazilian Real (Sell)	BNP Paribas SA	9,243	9,400	08/04/2014	157
Brazilian Real (Sell)	BNP Paribas SA	185	182	04/02/2015	(3)
Brazilian Real (Sell)	BNP Paribas SA	386	396	07/02/2015	10
Brazilian Real (Sell)	Citibank NA	21,804	22,311	08/04/2014	507
Brazilian Real (Sell)	Credit Suisse International	8,989	8,826	04/02/2015	(163)
Brazilian Real (Sell)	Deutsche Bank AG London	4,044	4,141	07/02/2015	97
Brazilian Real (Sell)	Deutsche Bank AG London	4,046	4,053	08/04/2014	7
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	27,002	27,051	08/04/2014	49
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	9,162	9,315	09/03/2014	153
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	17,764	18,168	07/02/2015	404
Brazilian Real (Sell)	HSBC Bank USA	8,602	8,449	04/02/2015	(153)
Brazilian Real (Sell)	JP Morgan Chase Bank	35,637	36,188	08/04/2014	551
Brazilian Real (Sell)	JP Morgan Chase Bank	18,189	18,585	04/02/2015	396

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	UBS AG	$30,073	$30,128	08/04/2014	$55
Brazilian Real (Sell)	UBS AG	27,195	27,700	10/02/2015	505
British Pound Sterling (Buy)	Barclays Bank plc	55,514	55,868	08/05/2014	(354)
British Pound Sterling (Sell)	Barclays Bank plc	55,501	55,855	09/03/2014	354
British Pound Sterling (Sell)	Deutsche Bank AG London	55,514	55,870	08/05/2014	356
Canadian Dollar (Buy)	BNP Paribas SA	2,646	2,712	09/18/2014	(66)
Canadian Dollar (Buy)	Goldman Sachs Capital Markets LP	3,860	3,934	09/18/2014	(74)
Canadian Dollar (Sell)	Citibank NA	72,461	72,649	09/18/2014	188
Canadian Dollar (Sell)	Citibank NA	55,604	55,605	02/10/2015	1
Euro Currency (Buy)	Citibank NA	924,294	928,153	08/05/2014	(3,859)
Euro Currency (Buy)	Credit Suisse International	4,434	4,449	09/03/2014	(15)
Euro Currency (Buy)	Deutsche Bank AG London	1,516	1,542	08/05/2014	(26)
Euro Currency (Buy)	Deutsche Bank AG London	2,411	2,408	09/03/2014	3
Euro Currency (Sell)	Barclays Bank plc	98,635	100,418	08/05/2014	1,783
Euro Currency (Sell)	Barclays Bank plc	5,213	5,231	09/03/2014	18
Euro Currency (Sell)	Barclays Bank plc	22,301	22,588	06/15/2015	287
Euro Currency (Sell)	Barclays Bank plc	26,582	26,995	06/27/2016	413
Euro Currency (Sell)	BNP Paribas SA	3,080	2,911	08/01/2014	(169)
Euro Currency (Sell)	BNP Paribas SA	5,047	5,078	08/05/2014	31
Euro Currency (Sell)	BNP Paribas SA	16,607	16,790	06/15/2015	183
Euro Currency (Sell)	Citibank NA	3,987	4,053	08/05/2014	66
Euro Currency (Sell)	Citibank NA	894,803	898,064	09/03/2014	3,261
Euro Currency (Sell)	Citibank NA	29,624	30,190	06/15/2015	566
Euro Currency (Sell)	Credit Suisse International	775,511	790,109	08/05/2014	14,598
Euro Currency (Sell)	Credit Suisse International	31,816	32,194	06/15/2015	378
Euro Currency (Sell)	Deutsche Bank AG London	34,156	34,552	06/13/2016	396
Euro Currency (Sell)	Deutsche Bank AG London	37,930	38,506	08/05/2014	576
Euro Currency (Sell)	Deutsche Bank AG London	2,427	2,422	02/01/2016	(5)
Euro Currency (Sell)	HSBC Bank USA	373	377	08/05/2014	4
Euro Currency (Sell)	JP Morgan Chase Bank NA	4,326	4,354	08/05/2014	28
Japanese Yen (Buy)	UBS AG	62,468	62,415	08/05/2014	53
Japanese Yen (Sell)	JP Morgan Chase Bank NA	62,468	63,284	08/05/2014	816
Japanese Yen (Sell)	UBS AG	62,478	62,424	09/03/2014	(54)
Mexican Peso (Buy)	BNP Paribas SA	17,704	18,003	12/18/2014	(299)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	8,275	8,321	08/25/2014	(46)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	18,797	19,116	09/23/2014	(319)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	21,412	21,400	12/18/2014	12
Mexican Peso (Buy)	JP Morgan Chase Bank NA	8,847	9,014	12/18/2014	(167)
Mexican Peso (Buy)	UBS AG	5,801	5,800	12/18/2014	1
Mexican Peso (Sell)	Société Générale	34,097	34,624	12/11/2014	527
Turkish Lira (Buy)	JP Morgan Chase Bank	1,578	1,582	08/14/2014	(4)
Turkish Lira (Sell)	JP Morgan Chase Bank	1,577	1,582	08/14/2014	5
Turkish Lira (Sell)	JP Morgan Chase Bank	1,557	1,562	10/15/2014	5

Total Forward Currency Contracts					$20,766

SWAP AGREEMENTS OPEN AT JULY 31, 2014

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.500%	09/13/2017	MEX$	9,100	$(5)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.020	06/08/2034		246,300	53
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.810	06/19/2034		260,000	(28)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.750	06/15/2017		$365,900	(1,043)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	09/21/2017		1,156,900	(1,860)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	06/19/2024		41,600	(11)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.250	06/15/2041		212,200	20,475
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043		73,100	3,211
CME Group	Federal Funds Effective Rate US	Pay	1.000	10/15/2017		277,800	(3,053)

Interest Rate Swaps							$ 17,739

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CENTRALLY CLEARED SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 21	Buy	1.000%	06/20/2019	0.642%	$690	$629	$38,600	$61

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	9.130%	01/02/2017	R$	4,000	$(89)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.630	01/02/2017		4,000	(14)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	9.095	01/02/2017		4,600	(89)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	10.630	01/02/2017		2,000	(7)
UBS AG Stamford	Brazil Cetip Interbank Deposit	Pay	8.900	01/02/2017		4,300	(93)
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	5.600	09/06/2016	MEX$	526,200	1,155
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	5.000	09/13/2017		5,900	11
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	5.500	09/13/2017		109,000	289
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		7,400	15
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		5,800	14
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		206,400	345
Barclays Bank plc	Mexico Interbank TIIE 28 Day	Pay	6.000	06/05/2023		14,800	23
BNP Paribas SA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		7,300	(2)
Deutsche Bank AG	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		28,000	76
Deutsche Bank AG	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		14,500	2
Deutsche Bank AG	Mexico Interbank TIIE 28 Day	Pay	7.020	06/08/2034		288,400	(30)
Deutsche Bank AG	Mexico Interbank TIIE 28 Day	Pay	6.810	06/19/2034		49,000	—
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		13,300	28
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		18,800	44
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		29,000	75
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		15,300	14
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	5.600	09/06/2016		521,900	1,197
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	5.000	09/13/2017		17,600	34
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	5.000	06/11/2018		208,000	488
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		6,200	14
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		18,400	2
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	6.570	04/19/2024		309,500	726
JP Morgan Chase Bank NA	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		5,900	11
JP Morgan Chase Bank NA	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		2,900	6
JP Morgan Chase Bank NA	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		29,000	77
JP Morgan Chase Bank NA	Mexico Interbank TIIE 28 Day	Pay	6.000	06/05/2023		20,900	83
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	5.600	09/06/2016		27,000	67
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	5.500	09/13/2017		44,000	116
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	5.000	06/11/2018		135,000	320
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		9,000	18
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		16,400	38
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	6.350	06/02/2021		213,600	341
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Pay	5.500	09/02/2022		103,500	(61)
Société Générale Paris	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		86,000	213

Interest Rate Swaps							$5,457

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	United States of America 4.875% due 08/15/2016	Sell	0.250%	03/20/2016	0.083%	$63	$(219)	€15,500	$282
UBS AG Stamford	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.064	90	(415)	27,700	505

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000%	09/20/2016	0.188%	$45	$38	$2,400	$7
UBS AG Stamford	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.067	19	(49)	2,700	68
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12	Sell	5.000	12/20/2014	3.473	37	309	3,100	(272)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.421	491	3,072	24,900	(2,581)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.421	47	326	2,400	(279)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.421	112	775	5,700	(663)
HSBC Bank USA NA	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.421	1,491	5,761	75,100	(4,270)
JP Morgan Chase Bank NA	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.421	45	260	2,300	(215)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.421	193	1,163	9,800	(970)
Bank of America NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.437	5	(7)	700	12
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.437	18	(19)	2,300	37
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	0.626	51	(47)	7,000	98
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.437	8	(15)	1,000	23
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	0.683	185	(81)	25,800	266
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	0.683	109	(44)	15,200	153
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.459	(15)	(34)	800	19
HSBC Bank USA NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.437	25	(25)	3,300	50
JP Morgan Chase Bank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.437	25	(28)	3,300	53
UBS AG Stamford	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.437	5	(5)	700	10
Barclays Bank plc	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2016	0.316	76	53	4,800	23
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2015	0.247	35	44	3,600	(9)
Deutsche Bank AG	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2016	0.301	78	62	4,800	16
Barclays Bank plc	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.201	1	(17)	600	18
Credit Suisse International	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.201	14	(176)	6,300	190
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.650	10	6	600	4
Citibank NA	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.143	23	45	2,600	(22)
Citibank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.650	27	15	1,700	12
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.143	70	141	7,900	(71)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.261	14	10	900	4
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.280	7	3	400	4
Barclays Bank plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	0.463	85	(119)	7,500	204
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	0.241	12	(28)	1,200	40

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000%	09/20/2016	0.503%	$54	$(69)	$4,600	$123
UBS AG Stamford	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	0.503	24	(31)	2,000	55
Barclays Bank plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2017	0.743	18	8	2,100	10
Barclays Bank plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2019	0.987	8	(29)	4,400	37
Citibank NA	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2017	0.743	69	48	8,100	21
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2019	0.987	8	(30)	4,400	38
Goldman Sachs International	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2017	0.743	7	5	800	2
HSBC Bank USA NA	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2019	0.987	2	(7)	1,000	9
Morgan Stanley Capital Services LLC	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2017	0.743	18	7	2,100	11
Barclays Bank plc	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	2.384	(2,308)	(2,128)	36,200	(180)
HSBC Bank USA NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2017	1.936	(15)	(13)	600	(2)
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2019	2.337	(18)	(18)	300	—
Morgan Stanley Capital Services LLC	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2019	2.337	(6)	(6)	100	—
Deutsche Bank AG	The Export-Import Bank of China 4.875% due 07/21/2015	Sell	1.000	06/20/2017	0.678	5	(22)	500	27
UBS AG Stamford	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.053	84	138	5,800	(54)
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.250	16	(20)	1,600	36
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.355	799	11	59,600	788
Citibank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	6	(1)	500	7
Citibank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	67	51	7,000	16
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.330	172	(103)	14,100	275
Deutsche Bank AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	18	12	1,900	6
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	29	(5)	2,200	34
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	5	4	500	1
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2019	0.000	72	62	8,500	10
HSBC Bank USA NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.330	254	(154)	20,800	408
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2016	0.374	9	4	600	5
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	0.820	66	49	6,800	17
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.331	4	—	300	4
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2016	0.374	15	6	1,000	9
JP Morgan Chase Bank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2018	0.000	66	66	9,000	—
JP Morgan Chase Bank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.720	7	—	500	7

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	United Mexican States 5.950% due 03/19/2019	Sell	1.000%	09/20/2019	0.863%	$78	$67	$9,900	$11
UBS AG Stamford	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.250	6	(7)	600	13
Credit Suisse International	Verizon Communications Inc. 5.500% due 04/01/2017	Sell	1.000	09/20/2018	0.000	14	13	500	1

Credit Default Swaps									$(5,509)

Total Swaps									$17,748

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2014

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$39,000	Federal National Mortgage Association TBA[9]	$42,029	$(42,002)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$180,238	$—	$180,238
Collateralized Mortgage Obligations	—	353,492	—	353,492
Corporate Bonds & Notes	—	1,252,111	—	1,252,111
Foreign Government Obligations	—	1,170,716	—	1,170,716
Mortgage Pass-Through	—	1,235,364	1,735	1,237,099
Municipal Bonds	—	357,335	—	357,335
Preferred Stocks	7,675	—	—	7,675
Rights/Warrants	—	—	—	—
U.S. Government Agencies	—	354,385	—	354,385
U.S. Government Obligations	—	556,052	—	556,052
Short-Term Investments
Certificates Of Deposit	—	202,496	—	202,496
Commercial Paper	—	329,177	—	329,177
Repurchase Agreements	—	315,900	—	315,900
U.S. Government Agencies	—	65,087	—	65,087
U.S. Government Obligations	—	510	—	510

Total Investments in Securities	$7,675	$6,372,863	$1,735	$6,382,273

Financial Derivative Instruments - Assets
Forward Currency Contracts	—	27,901	—	27,901
Futures Contracts	1,103	—	—	1,103
Swap Agreements	—	33,721	—	33,721

Total Financial Derivative Instruments - Assets	$1,103	$61,622	$—	$62,725

Liability Category
Fixed Income Investments Sold Short	$—	$(42,002)	$—	$(42,002)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(7,135)	—	(7,135)
Futures Contracts	(19,175)	—	—	(19,175)
Swap Agreements	—	(15,973)	—	(15,973)
Written Options	—	(1,612)	—	(1,612)

Total Financial Derivative Instruments - Liabilities	$(19,175)	$(24,720)	$—	$(43,895)

Total Investments	$(10,397)	$6,367,763	$1,735	$6,359,101

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2014[w] (000s)
Mortgage Pass-Through	$1,883	$—	$(159)	$(2)	$—	$13	$—	$—	$1,735
Rights/Warrants	—	—	—	—	—	—	—	—	—

	$1,883	$—	$(159)	$(2)	$—	$13	$—	$—	$1,735

There were no transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2014[w] (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021	$25	Benchmark Pricing	Base Price	$98.20
Federal Housing Authority Project 7.450%—05/01/2021	1,710	Benchmark Pricing	Base Price	98.20

	$1,735

Rights/Warrants
General Motors Co. Escrow	—	Cash Available in Relation to Claims	Estimated Recovery Value	0.00

	$1,735

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$4,140	$(9,588)
Foreign Exchange Contracts	27,901	(7,135)
Interest Rate Contracts	30,684	(27,172)

Total	$62,725	$(43,895)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2014.

2	Variable rate security, the stated rate represents the rate in effect at July 31, 2014.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $548,688 or 9% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond, the maturity date represents the next callable date.

7	Step coupon security

8	Zero coupon bond

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2014. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	At July 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate value of $68,964 or 1% of net assets.

11	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

w	The net unrealized appreciation/(depreciation) per investment type is below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2014 (000s)
Mortgage Pass-Through	$(40)
Rights/Warrants	(15)

$(55)

x	Valued by subadvisor in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

y	Fair valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value, which is a Level 3 input.

R$	Brazilian Real

£	British Pound

CAD$	Canadian Dollar

€	Euro

MEX$	Mexican Peso

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -19.9%)

ASSET-BACKED SECURITIES—4.0%
Principal Amount (000s)		Value (000s)
	Aegis Asset Backed Securities Trust Series 2004-6 Cl. M2
$800	1.155%—03/25/2035[1]	$713
	Countrywide Asset-Backed Certificates
	Series 2007-12 Cl. 2A2
300	0.655%—08/25/2047[1]	296
	Series 2005-6 Cl. M5
2,800	0.865%—12/25/2035[1]	2,186

		2,482

	GSAMP Trust
	Series 2004-WF Cl. M2
256	1.805%—10/25/2034[1]	224
	Hillmark Funding
	Series 2006-1A Cl. A1
1,450	0.477%—05/21/2021[1,2]	1,431
	IndyMac Home Equity Loan Trust
	Series 2004-2 Cl. A
3,889	0.270%—09/28/2036[1]	3,811
	JP Morgan Mortgage Acquisition Trust
	Series 2007-CH5 Cl. A4
700	0.315%—05/25/2037[1]	608
	Long Beach Mortgage Loan Trust
	Series 2005-WL2 Cl. M2
500	0.645%—08/25/2035[1]	417
	Magi Funding plc
	Series I-A Cl. A
€92	0.677%—04/11/2021[1,2]	122
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
$244	0.395%—06/25/2036[1]	139
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
127	0.225%—10/25/2036[1]	77
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
154	1.175%—12/25/2034[1]	155
	People’s Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
900	1.502%—01/25/2035[1]	730
	RASC Series Trust
	Series 2007-KS3 Cl. AI3
1,600	0.405%—04/25/2037[1]	1,404
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
122	4.034%—06/25/2033[3]	124
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. A1B
643	0.435%—08/25/2035[1]	634
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€1,786	0.502%—12/15/2023[1]	2,373
	Series 2002-7X Cl. A5
266	0.512%—09/15/2021[1]	358

		2,731

	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
$200	0.435%—05/25/2036[1]	171
	Wood Street CLO BV4
	Series II-A Cl. A1
€100	0.666%—03/29/2021[1,2]	133

TOTAL ASSET-BACKED SECURITIES (Cost $15,742)		16,106

COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A1
$5	2.166%—08/25/2035[1]	5
	Series 2005-5 Cl. A2
9	2.266%—08/25/2035[1]	10
	Series 2005-2 Cl. A2
2	2.528%—03/25/2035[1]	2
	Series 2005-2 Cl. A1
9	2.580%—03/25/2035[1]	9

		26

	Bear Stearns Alt-A Trust
	Series 2005-5 Cl. 25A1
1,571	4.893%—07/25/2035[5]	1,328
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
595	0.955%—08/25/2035[1,2]	508
	Countrywide Alternative Loan Trust
	Series 2005-79CB Cl. A5
460	5.500%—01/25/2036	403
	Series 2006-19CB Cl. A4
181	6.000%—08/25/2036[1]	165
	Series 2007-5CB Cl. 1A13
192	6.000%—04/25/2037	165
	Series 2007-5CB Cl. 1A4
704	6.000%—04/25/2037	605

		1,338

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
68	2.479%—04/20/2035[5]	69
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl. A2
2,800	3.386%—07/10/2044[2]	2,909
	Deutsche Alt-A Securities Inc.
	Series 2007-AB1 Cl. A1
702	0.455%—04/25/2037[1]	397
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-HOA1 Cl. A11
595	0.335%—07/25/2047[1]	470
	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
167	5.027%—06/25/2035[5]	168
	Lavender Trust Series
	Series 2010-RR2A Cl. A4
1,153	6.250%—10/26/2036[2]	845

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
		Lehman XS Trust
		Series 2006-12N Cl. A31A
	$318	0.355%—08/25/2046[1]	$248
		Morgan Stanley Mortgage Loan Trust
		Series 2006-8AR Cl. 6A1
	253	2.133%—06/25/2036[5]	248
		RBSSP Resecuritization Trust
		Series 2010-1 Cl. 2A1
	982	2.161%—07/26/2045[2,5]	992
		Residential Accredit Loans Inc.
		Series 2006-QO6 Cl. A1
	127	0.335%—06/25/2046[1]	60
		Residential Asset Securitization Trust
		Series 2006-R1 Cl. A2
	76	0.555%—01/25/2046[1]	42
		Series 2006-A12 Cl. A3
	716	6.000%—11/25/2036	536
		Series 2006-A12 Cl. A2
	133	6.250%—11/25/2036	102

			680

		Structured Asset Mortgage Investments Inc.
		Series 2006-AR5 Cl. 1A1
	74	0.365%—05/25/2046[1]	57
		Washington Mutual Mortgage Pass Through Certificates
		Series 2003-AR9 Cl. 2A
	40	2.442%—09/25/2033[5]	40

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,192)		10,383

CORPORATE BONDS & NOTES—3.2%
		Ally Financial Inc.
	800	2.427%—12/01/2014[1]	801
		Banco Santander Brasil SA
	500	4.250%—01/14/2016[2]	518
		Electricite de France SA
	800	0.694%—01/20/2017[1,2]	803
	200	1.150%—01/20/2017[2]	200

			1,003

		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,073
		Hellenic Railways Organization SA
	€500	4.028%—03/17/2017	654
		Intesa Sanpaolo SpA
	$400	3.125%—01/15/2016	410
		LBG Capital No.2 plc
	£490	15.000%—12/21/2019	1,204
		Navient Corp. MTN[6]
	$740	4.377%—05/03/2019[5,7]	711
		Stone Street Trust
	2,400	5.902%—12/15/2015[2]	2,546
		Telefonica Emisiones Sau
	3,900	0.880%—06/23/2017[1]	3,905
		Turkiye Garanti Bankasi AS
	200	2.734%—04/20/2016[1,2]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $12,536)		13,026

FOREIGN GOVERNMENT OBLIGATIONS—11.6%
Principal Amount (000s)			Value (000s)
		Autonomous Community of Catalonia
	€300	4.950%—02/11/2020	452
		Bundesobligation Inflation Linked[7]
	6,387	0.750%—04/15/2018	8,942
		Colombian TES
COL$	768,259	3.000%—03/25/2033[7]	359
		Deutsche Bundesrepublik Inflation Linked Bond[7]
	€1,281	1.500%—04/15/2016	1,757
		France Government Bond OAT
	1,771	0.250%—07/25/2018[7]	2,450
	100	0.700%—07/25/2030[7]	141
	719	1.600%—07/25/2015[7]	983

			3,574

		Hellenic Republic Government International Bond MTN[6]
	¥100,000	3.800%—08/08/2017	925
		Hellenic Republic Treasury Bills
	€300	0.000%—08/18/2014[8]	401
		Italy Buoni Poliennali Del Tesoro
	1,114	1.700%—09/15/2018[7]	1,570
	647	2.100%—09/15/2016-09/15/2021[7]	920
	2,001	2.250%—04/22/2017[7]	2,795
	1,611	2.350%—09/15/2024[2,7]	2,336
	1,901	2.550%—10/22/2016[7]	2,656
	106	3.100%—09/15/2026[7]	164

			10,441

		New South Wales Treasury Corp.
AUD$	1,600	2.500%—11/20/2035[7]	1,969
	300	2.750%—11/20/2025[7]	381

			2,350

		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[7]	1,339
		Slovenia Government Bond
	€800	4.700%—11/01/2016[2]	1,154
		Spain Government Bond
	1,700	3.800%—04/30/2024[2]	2,527
	5,600	5.400%—01/31/2023[2]	9,307

			11,834

		U.K. Gilt Inflation Linked[7]
	£100	0.125%—03/22/2058	186
	266	1.250%—11/22/2055	707
	400	2.500%—07/26/2016	2,259

			3,152

		Xunta de Galicia
	€300	6.131%—04/03/2018	472

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $46,687)		47,152

MORTGAGE PASS-THROUGH—0.5%
		Federal Home Loan Mortgage Corp. REMIC[9]
	$936	0.752%—12/15/2037[1]	944
		Federal National Mortgage Association REMIC[9]
	252	0.505%—07/25/2037[1]	251
	256	0.535%—07/25/2037[1]	256
	225	0.595%—05/25/2036[1]	226
	457	0.835%—02/25/2041[1]	463

			1,196

	TOTAL MORTGAGE PASS-THROUGH (Cost $2,120)		2,140

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—0.0%
(Premiumns Paid/Cost $67)
No. of Contracts		Value (000s)
	Interest Rate Swap Option 5 year
4,800,000	1.000%—11/10/2014	$4

U.S. GOVERNMENT OBLIGATIONS—98.0%
Principal Amount (000s)
	U.S. Treasury Inflation Indexed Bonds[7]
$1,361	0.125%—04/15/2017[10]	1,398
120,341	0.125%—04/15/2019-07/15/2024	120,347
7,871	0.375%—07/15/2023	8,001
16,807	0.500%—04/15/2015	16,972
32,684	0.625%—07/15/2021-02/15/2043	34,052
842	0.750%—02/15/2042	802
7,503	1.125%—01/15/2021	8,074
14,070	1.250%—07/15/2020	15,311
6,380	1.375%—01/15/2020	6,944
10,321	1.375%—02/15/2044[10]	11,486
18,950	1.625%—01/15/2015[10]	19,142
8,891	1.750%—01/15/2028	10,265
3,181	1.875%—07/15/2015[10]	3,286
11,713	1.875%—07/15/2019	13,071
16,060	2.000%—01/15/2026	18,903
3,859	2.125%—01/15/2019-02/15/2040	4,769
47,867	2.375%—01/15/2025-01/15/2027	58,165
13,173	2.500%—01/15/2029	16,675
5,512	2.625%—07/15/2017	6,114
9,217	3.875%—04/15/2029	13,502

		387,279

	U.S. Treasury Notes
8,900	2.250%—07/31/2021	8,908

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $392,868)		396,187

SHORT-TERM INVESTMENTS—1.0%
CERTIFICATES OF DEPOSIT—0.9%
	China Construction Bank Corp.
$3,800	1.700%—04/16/2015	3,795

REPURCHASE AGREEMENTS—0.1%
$272	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $281)	272

U.S. GOVERNMENT OBLIGATIONS—0.0%
	U.S. Treasury Bills
24	0.055%—10/23/2014[10]	24

TOTAL SHORT-TERM INVESTMENTS (Cost $4,091)		4,091

TOTAL INVESTMENTS—120.9% (Cost $484,303)		489,089

CASH AND OTHER ASSETS, LESS LIABILITIES—(20.9)%		(84,700)

TOTAL NET ASSETS—100.0%		$404,389

FUTURES CONTRACTS OPEN AT JULY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	26	€2,600	09/08/2014	$(2)
U.S. Treasury Note Futures 5 year (Buy)	105	$10,500	09/30/2014	(95)

Total Futures Contracts				$(97)

WRITTEN OPTIONS OPEN AT JULY 31, 2014

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	Citibank NA	3,600,000	216.69	[j]	04/07/2020	$32	$(1)
Inflation-Linked Swap Option (Put)	Citibank NA	500,000	217.97	[j]	09/29/2020	6	—
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	600,000	233.55	[j]	01/22/2018	6	(1)
Inflation-Linked Swap Option (Call)	JP Morgan Chase Bank, N.A.	4,000,000	243.27	[j]	04/22/2024	29	(20)
Inflation-Linked Swap Option (Call)	JP Morgan Chase Bank, N.A.	300,000	244.17	[j]	05/16/2024	2	(2)
Credit Default Swap Option 5 year (Put)	BNP Paribas S.A.	1,300,000	1.10%		09/17/2014	4	—
Credit Default Swap Option 5 year (Put)	Citibank NA	200,000	1.00		09/17/2014	1	—
Credit Default Swap Option 5 year (Put)	Citibank NA	1,200,000	0.95		09/17/2014	4	(1)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	2,800,000	0.85		12/17/2014	8	(9)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	600,000	0.95		09/17/2014	2	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	1,800,000	0.95		12/17/2014	3	(4)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	500,000	1.10		09/17/2014	2	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	1,200,000	0.95		09/17/2014	4	(1)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	600,000	0.95		12/17/2014	1	(1)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank, N.A.	500,000	1.10		09/17/2014	2	—

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Counterparty	Number of Contracts	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	9,600,000	$1.24	11/10/2014	$67	$(2)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	1,110,000	2.68	07/01/2015	26	(32)

Total Written Options					$199	$(74)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2014

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Citigroup Inc.	$2,576	$2,599	08/05/2014	$23
Brazilian Real (Buy)	Barclays Capital	4,494	4,502	08/04/2014	(8)
Brazilian Real (Buy)	Barclays Capital	4,455	4,529	09/03/2014	(74)
Brazilian Real (Buy)	Deutsche Bank AG London	175	175	08/04/2014	—
Brazilian Real (Buy)	JP Morgan Chase & Co.	4,668	4,694	08/04/2014	(26)
Brazilian Real (Sell)	Barclays Capital	4,494	4,567	08/04/2014	73
Brazilian Real (Sell)	Deutsche Bank AG London	174	178	08/04/2014	4
Brazilian Real (Sell)	JP Morgan Chase Bank	4,668	4,677	08/04/2014	9
British Pound Sterling (Sell)	Barclays Bank plc	3,512	3,493	09/11/2014	(19)
British Pound Sterling (Sell)	Citibank NA	797	799	09/11/2014	2
Canadian Dollar (Sell)	Citigroup Inc.	302	303	09/18/2014	1
Colombian Peso (Sell)	Credit Suisse International	355	350	10/16/2014	(5)
Euro Currency (Buy)	Barclays Bank plc	3,963	4,006	08/21/2014	(43)
Euro Currency (Buy)	BNP Paribas SA	399	404	08/21/2014	(5)
Euro Currency (Buy)	Deutsche Bank AG London	3,654	3,725	08/21/2014	(71)
Euro Currency (Buy)	Goldman Sachs Capital Markets LP	455	462	08/21/2014	(7)
Euro Currency (Sell)	Barclays Bank plc	45,919	46,770	08/21/2014	851
Euro Currency (Sell)	Citibank NA	2,354	2,364	08/21/2014	10
Euro Currency (Sell)	Citigroup Inc.	1,498	1,524	08/21/2014	26
Euro Currency (Sell)	Deutsche Bank AG London	4,441	4,516	08/21/2014	75
Euro Currency (Sell)	Goldman Sachs Capital Markets LP	1,543	1,548	08/21/2014	5
Euro Currency (Sell)	HSBC Bank USA	1,037	1,047	08/21/2014	10
Euro Currency (Sell)	JP Morgan Chase & Co.	1,909	1,940	08/21/2014	31
Indian Rupee (Buy)	Barclays Capital	997	1,013	10/15/2014	(16)
Indian Rupee (Buy)	Citibank NA	486	494	10/15/2014	(8)
Indian Rupee (Buy)	Credit Suisse International	4,779	4,841	10/15/2014	(62)
Indian Rupee (Buy)	Société Générale	862	878	10/15/2014	(16)
Indian Rupee (Buy)	UBS AG	620	631	10/15/2014	(11)
Japanese Yen (Buy)	UBS AG	8,790	8,782	08/05/2014	8
Japanese Yen (Sell)	Citibank NA	117	118	09/03/2014	1
Japanese Yen (Sell)	JP Morgan Chase & Co.	8,789	8,904	08/05/2014	115
Japanese Yen (Sell)	UBS AG	8,791	8,783	09/03/2014	(8)
Malaysian Ringgit (Buy)	Barclays Capital	188	190	10/15/2014	(2)
Malaysian Ringgit (Buy)	Citibank NA	884	890	08/29/2014	(6)
Malaysian Ringgit (Buy)	Credit Suisse International	189	190	08/29/2014	(1)
Malaysian Ringgit (Buy)	Goldman Sachs Capital Markets LP	868	870	08/29/2014	(2)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	377	380	10/15/2014	(3)
Malaysian Ringgit (Sell)	Barclays Capital	188	190	08/29/2014	2
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	1,054	1,060	08/25/2014	(6)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	3,549	3,612	09/23/2014	(63)
Mexican Peso (Sell)	BNP Paribas SA	1,932	1,960	12/18/2014	28
Mexican Peso (Sell)	Société Générale	1,569	1,580	12/18/2014	11
Mexican Peso (Sell)	UBS AG	1,119	1,140	12/18/2014	21
New Zealand Dollar (Sell)	Deutsche Bank AG London	1,254	1,287	08/05/2014	33
Polish Zloty (Buy)	Barclays Capital	786	799	10/30/2014	(13)
South African Rand (Sell)	JP Morgan Chase & Co.	464	459	10/15/2014	(5)

Total Forward Currency Contracts					$859

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2014

EXCHANGE CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000%	01/29/2024	€100	$(9)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.750	09/17/2044	3,000	(428)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥830,000	(262)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	$3,600	158
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	9,700	(801)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.750	06/18/2044	500	(27)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.000	12/17/2044	5,200	62
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/17/2044	800	4

Interest Rate Swaps						$(1,303)

EXCHANGE CLEARED SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 21 Version 1	Buy	1.000%	06/20/2019	0.656%	$4	$4	€150	$—
ICE Group	iTraxx Europe Indices Series 21 Version 1	Buy	1.000	06/20/2024	1.154	(3)	(17)	700	14

Credit Default Swaps									$14

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.000%	06/18/2019	AUD$	1,800	$61
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017	R$	9,200	9
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		400	—
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		8,500	3
JP Morgan Chase Bank NA	Brazil Cetip Interbank Deposit	Pay	7.900	01/02/2015		100	(1)
UBS AG Stamford	Brazil Cetip Interbank Deposit	Pay	10.410	01/02/2015		2,400	—
UBS AG Stamford	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		4,600	(139)
UBS AG Stamford	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		5,900	(5)
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		€3,300	242
Citibank NA	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		300	19
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		200	10
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		400	26
Société Générale Paris	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		1,500	67
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	1.908	04/15/2017		$2,700	12
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017		17,000	(275)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016		200	2
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.860	11/05/2016		2,700	20
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016		2,300	21
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.845	11/29/2016		1,900	16
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.360	01/28/2017		1,900	(30)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018		2,000	9
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022		300	(12)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016		11,400	87
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.415	02/12/2017		2,000	(33)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.175	10/01/2018		1,100	5
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.935	10/23/2016		3,200	20
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016		3,700	19
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017		2,500	(46)

Interest Rate Swaps							$ 107

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Hellenic Republic	Sell	1.000%	06/20/2015	3.278%	$(5)	$(9)	€200	$4
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.459	(63)	(167)	$3,300	104
Citibank NA	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070	03/20/2016	0.324	(16)	—	1,000	(16)
Barclays Bank plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2019	1.106	1	(6)	300	7
BNP Paribas SA	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2019	1.106	4	(24)	1,400	28
Citibank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	03/20/2019	2.531	(6)	(9)	100	3
Goldman Sachs International	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	2.384	(57)	(46)	900	(11)
HSBC Bank USA NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	03/20/2019	2.531	(11)	(17)	200	6
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	2.384	(7)	(6)	100	(1)

Credit Default Swaps									$124

Total Swaps									$(1,058)

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts valued at $(97) are classified as Level 1. All other holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or July 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$166	$(44)
Foreign Exchange Contracts	1,339	(512)
Interest Rate Contracts	876	(2,191)

Total	$2,381	$(2,747)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2014.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2014, the aggregate value of these securities was $26,532 or 6% of net assets.

3	Step coupon security

4	CLO after the name of a security stands for Collateralized Loan Obligations.

5	Variable rate security, the stated rate represents the rate in effect at July 31, 2014.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	Zero coupon bond

9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

10	At July 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate value of $2,442 or 0% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

AUD$	Australian Dollar

£	British Pound

COL$	Colombian Peso

€	Euro

¥	Japanese Yen

NZD$	New Zealand Dollar

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.0%)

GOVERNMENT AGENCY DEBT—85.8%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Bank Discount Notes
$8,900	0.050%—08/20/2014	$8,900
9,500	0.055%—08/04/2014-08/13/2014	9,500
4,000	0.060%—08/08/2014	4,000
32,880	0.065%—08/12/2014-09/19/2014	32,878
4,500	0.066%—08/15/2014	4,500
8,200	0.075%—09/26/2014-11/05/2014	8,199
5,000	0.076%—09/12/2014	4,999
6,100	0.077%—10/17/2014	6,099
9,458	0.078%—10/08/2014-10/22/2014	9,456
4,500	0.080%—10/24/2014	4,499
5,000	0.084%—10/10/2014	4,999
1,800	0.085%—11/12/2014	1,800

		99,829

	Federal Home Loan Mortgage Corp. Discount Notes
1,000	0.055%—09/02/2014	1,000
800	0.060%—09/11/2014	800
4,435	0.070%—09/10/2014-09/16/2014	4,434
1,200	0.080%—10/15/2014	1,200

		7,434

	Federal National Mortgage Association Discount Notes
3,600	0.070%—10/01/2014	3,599
8,000	0.075%—10/15/2014	7,999
2,600	0.085%—10/02/2014	2,600

		14,198

TOTAL GOVERNMENT AGENCY DEBT (Cost $121,461)		121,461

TREASURY DEBT—14.1%
	U.S. Treasury Bills
13,700	0.028%—08/21/2014-08/28/2014	13,700
6,200	0.090%—08/07/2014	6,200

TOTAL TREASURY DEBT (Cost $19,900)		19,900

REPURCHASE AGREEMENTS—0.1%
(Cost $150)
$150	Repurchase Agreement with State Street Corp. dated July 31, 2014 due August 01, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $158)	$150

TOTAL INVESTMENTS—100.0% (Cost $141,511)[1]		141,511

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		1

TOTAL NET ASSETS—100.0%		$141,512

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and exchange cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on the national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund other than Harbor Money Market Fund are also valued at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

As of July 31, 2014, Harbor High-Yield Bond Fund had $28,850 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended July 31, 2014 was $41,869 at a weighted average interest rate of -0.291% for the Harbor Bond Fund and $64,195 at a weighted average interest rate of 0.125% for the Harbor Real Return Fund.

Short Sales

During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned, and the value of interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2014 for Harbor Bond Fund and Harbor Real Return Fund was $508,147 and $6,568, respectively.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used forward

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Master Netting Arrangements

As described in further detail below, the Funds may enter into certain Master Netting Agreements that govern the terms of certain transactions. Master Netting Agreements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Agreements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Agreements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.

For the period ended July 31, 2014, the following Master Netting Agreements have been entered into by one or more of the Funds:

Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. As of July 31, 2014,

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of July 31, 2014, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern Over-The-Counter (OTC) market traded financial derivative transactions entered into by the Fund and select counterparties. As of July 31, 2014, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

New Accounting Pronouncement

The Funds have adopted Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which was established to enhance disclosures pertaining to the offsetting of financial assets and liabilities or those subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 requires additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. For a detailed discussion of financial assets and liabilities subject to an enforceable master netting arrangement or similar agreement, please refer to the Master Netting Arrangements section in Note 2.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2014 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund	$315,096	$21,184	$(2,302)	$18,882
Harbor Emerging Markets Debt Fund*	17,757	302	(757)	(455)
Harbor High-Yield Bond Fund	1,805,018	46,999	(6,888)	40,111
Harbor Bond Fund*	6,237,463	183,859	(39,049)	144,810
Harbor Real Return Fund	484,303	7,180	(2,394)	4,786
Harbor Money Market Fund	141,511	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.FI.0714

Quarterly Schedule of Portfolio Holdings

July 31, 2014

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—19.7%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—11.2%
6,221	Harbor Capital Appreciation Fund	$365
16,980	Harbor Mid Cap Growth Fund	184
11,545	Harbor Small Cap Growth Fund	168
35,554	Harbor Large Cap Value Fund	427
14,131	Harbor Mid Cap Value Fund	277
7,989	Harbor Small Cap Value Fund	202

		1,623

HARBOR INTERNATIONAL EQUITY FUNDS—8.5%
9,753	Harbor International Fund	697
28,310	Harbor International Growth Fund	376
6,624	Harbor Global Growth Fund	154

		1,227

TOTAL HARBOR EQUITY FUNDS (Cost $2,263)		2,850

HARBOR FIXED INCOME FUNDS—75.3%

Shares		Value (000s)
108,485	Harbor Unconstrained Bond Fund	1,162
188,046	Harbor High-Yield Bond Fund	2,054
443,744	Harbor Bond Fund	5,409
218,082	Harbor Real Return Fund	2,255

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,062)		10,880

SHORT-TERM INVESTMENTS—5.0%
(Cost $728)
728,171	Harbor Money Market Fund	728

TOTAL INVESTMENTS—100.0% (Cost $14,053)		14,458

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$14,458

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—19.7%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—11.2%
1,204	Harbor Capital Appreciation Fund	$70
3,288	Harbor Mid Cap Growth Fund	36
2,234	Harbor Small Cap Growth Fund	32
6,882	Harbor Large Cap Value Fund	83
2,737	Harbor Mid Cap Value Fund	54
1,552	Harbor Small Cap Value Fund	39

		314

HARBOR INTERNATIONAL EQUITY FUNDS—8.5%
1,888	Harbor International Fund	135
5,482	Harbor International Growth Fund	73
1,282	Harbor Global Growth Fund	30

		238

TOTAL HARBOR EQUITY FUNDS (Cost $500)		552

20,998	Harbor Unconstrained Bond Fund	225
36,405	Harbor High-Yield Bond Fund	398
85,851	Harbor Bond Fund	1,046
42,216	Harbor Real Return Fund	436

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,134)		2,105

SHORT-TERM INVESTMENTS—5.0%
(Cost $141)
141,059	Harbor Money Market Fund	141

TOTAL INVESTMENTS—100.0% (Cost $2,775)		2,798

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,798

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—29.7%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—16.9%
8,453	Harbor Capital Appreciation Fund	$495
23,175	Harbor Mid Cap Growth Fund	252
15,738	Harbor Small Cap Growth Fund	229
48,537	Harbor Large Cap Value Fund	583
19,292	Harbor Mid Cap Value Fund	378
10,910	Harbor Small Cap Value Fund	276

		2,213

HARBOR INTERNATIONAL EQUITY FUNDS—12.8%
13,278	Harbor International Fund	949
38,571	Harbor International Growth Fund	512
9,017	Harbor Global Growth Fund	210

		1,671

TOTAL HARBOR EQUITY FUNDS (Cost $3,435)		3,884

HARBOR COMMODITY FUNDS—2.0%
(Cost $282)
42,357	Harbor Commodity Real Return Strategy Fund	261

HARBOR FIXED INCOME FUNDS—63.3%

Shares		Value (000s)
83,378	Harbor Unconstrained Bond Fund	$893
169,133	Harbor High-Yield Bond Fund	1,847
341,466	Harbor Bond Fund	4,162
131,408	Harbor Real Return Fund	1,359

TOTAL HARBOR FIXED INCOME FUNDS (Cost $8,414)		8,261

SHORT-TERM INVESTMENTS—5.0%
(Cost $658)
657,906	Harbor Money Market Fund	658

TOTAL INVESTMENTS—100.0% (Cost $12,789)		13,064

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$13,064

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—34.8%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—19.8%
22,631	Harbor Capital Appreciation Fund	$1,326
62,151	Harbor Mid Cap Growth Fund	675
41,807	Harbor Small Cap Growth Fund	609
130,319	Harbor Large Cap Value Fund	1,565
51,899	Harbor Mid Cap Value Fund	1,015
29,318	Harbor Small Cap Value Fund	741

		5,931

HARBOR INTERNATIONAL EQUITY FUNDS—15.0%
35,634	Harbor International Fund	2,549
103,527	Harbor International Growth Fund	1,374
24,069	Harbor Global Growth Fund	560

		4,483

TOTAL HARBOR EQUITY FUNDS (Cost $8,310)		10,414

HARBOR COMMODITY FUNDS—3.0%
(Cost $968)
Shares		Value (000s)
144,679	Harbor Commodity Real Return Strategy Fund	893

HARBOR FIXED INCOME FUNDS—62.2%
173,817	Harbor Unconstrained Bond Fund	1,862
430,842	Harbor High-Yield Bond Fund	4,705
776,401	Harbor Bond Fund	9,464
248,869	Harbor Real Return Fund	2,573

TOTAL HARBOR FIXED INCOME FUNDS (Cost $18,849)		18,604

TOTAL INVESTMENTS—100.0% (Cost $28,127)		29,911

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$29,911

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—40.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—22.8%
9,179	Harbor Capital Appreciation Fund	$538
25,351	Harbor Mid Cap Growth Fund	275
17,005	Harbor Small Cap Growth Fund	248
52,957	Harbor Large Cap Value Fund	636
21,103	Harbor Mid Cap Value Fund	413
11,974	Harbor Small Cap Value Fund	303

		2,413

HARBOR INTERNATIONAL EQUITY FUNDS—17.2%
14,506	Harbor International Fund	1,038
42,076	Harbor International Growth Fund	558
9,762	Harbor Global Growth Fund	227

		1,823

TOTAL HARBOR EQUITY FUNDS (Cost $3,564)		4,236

HARBOR COMMODITY FUNDS—4.0%
(Cost $449)
Shares		Value (000s)
68,631	Harbor Commodity Real Return Strategy Fund	423

HARBOR FIXED INCOME FUNDS—56.0%
55,364	Harbor Unconstrained Bond Fund	593
156,380	Harbor High-Yield Bond Fund	1,708
243,854	Harbor Bond Fund	2,973
63,474	Harbor Real Return Fund	656

TOTAL HARBOR FIXED INCOME FUNDS (Cost $5,980)		5,930

TOTAL INVESTMENTS—100.0% (Cost $9,993)		10,589

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,589

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—49.7%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—28.3%
26,366	Harbor Capital Appreciation Fund	$1,544
72,622	Harbor Mid Cap Growth Fund	789
48,869	Harbor Small Cap Growth Fund	712
152,011	Harbor Large Cap Value Fund	1,826
60,348	Harbor Mid Cap Value Fund	1,181
34,361	Harbor Small Cap Value Fund	868

		6,920

HARBOR INTERNATIONAL EQUITY FUNDS—21.4%
41,621	Harbor International Fund	2,977
120,752	Harbor International Growth Fund	1,603
28,160	Harbor Global Growth Fund	655

		5,235

TOTAL HARBOR EQUITY FUNDS (Cost $9,489)		12,155

HARBOR COMMODITY FUNDS—5.0%
(Cost $1,372)
Shares		Value (000s)
198,948	Harbor Commodity Real Return Strategy Fund	1,228

HARBOR FIXED INCOME FUNDS—45.3%
103,582	Harbor Unconstrained Bond Fund	1,109
316,527	Harbor High-Yield Bond Fund	3,457
469,256	Harbor Bond Fund	5,720
77,243	Harbor Real Return Fund	799

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,185)		11,085

TOTAL INVESTMENTS—100.0% (Cost $22,046)		24,468

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$24,468

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—59.6%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—33.9%
10,511	Harbor Capital Appreciation Fund	$616
28,803	Harbor Mid Cap Growth Fund	313
19,433	Harbor Small Cap Growth Fund	283
60,478	Harbor Large Cap Value Fund	726
24,011	Harbor Mid Cap Value Fund	470
13,555	Harbor Small Cap Value Fund	343

		2,751

HARBOR INTERNATIONAL EQUITY FUNDS—25.7%
16,522	Harbor International Fund	1,182
48,004	Harbor International Growth Fund	637
11,204	Harbor Global Growth Fund	260

		2,079

TOTAL HARBOR EQUITY FUNDS (Cost $4,339)		4,830

HARBOR COMMODITY FUNDS—5.0%
(Cost $424)
Shares		Value (000s)
65,898	Harbor Commodity Real Return Strategy Fund	407

HARBOR FIXED INCOME FUNDS—35.4%
26,820	Harbor Unconstrained Bond Fund	287
91,543	Harbor High-Yield Bond Fund	1,000
120,528	Harbor Bond Fund	1,469
10,729	Harbor Real Return Fund	111

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,880)		2,867

TOTAL INVESTMENTS—100.0% (Cost $7,643)		8,104

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$8,104

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—69.8%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—39.8%
29,281	Harbor Capital Appreciation Fund	$1,715
80,032	Harbor Mid Cap Growth Fund	869
54,235	Harbor Small Cap Growth Fund	790
167,953	Harbor Large Cap Value Fund	2,017
66,701	Harbor Mid Cap Value Fund	1,306
37,658	Harbor Small Cap Value Fund	952

		7,649

HARBOR INTERNATIONAL EQUITY FUNDS—30.0%
45,937	Harbor International Fund	3,286
133,510	Harbor International Growth Fund	1,771
31,151	Harbor Global Growth Fund	725

		5,782

TOTAL HARBOR EQUITY FUNDS (Cost $10,423)		13,431

HARBOR COMMODITY FUNDS—4.0%
(Cost $861)
Shares		Value (000s)
125,104	Harbor Commodity Real Return Strategy Fund	772

HARBOR FIXED INCOME FUNDS—26.2%
47,101	Harbor Unconstrained Bond Fund	504
161,230	Harbor High-Yield Bond Fund	1,761
209,969	Harbor Bond Fund	2,560
20,623	Harbor Real Return Fund	213

TOTAL HARBOR FIXED INCOME FUNDS (Cost $5,057)		5,038

TOTAL INVESTMENTS—100.0% (Cost $16,341)		19,241

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$19,241

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—79.8%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—45.5%
6,921	Harbor Capital Appreciation Fund	$405
18,988	Harbor Mid Cap Growth Fund	206
12,873	Harbor Small Cap Growth Fund	188
39,820	Harbor Large Cap Value Fund	478
15,822	Harbor Mid Cap Value Fund	310
8,981	Harbor Small Cap Value Fund	227

		1,814

HARBOR INTERNATIONAL EQUITY FUNDS—34.3%
10,867	Harbor International Fund	777
31,563	Harbor International Growth Fund	419
7,374	Harbor Global Growth Fund	172

		1,368

TOTAL HARBOR EQUITY FUNDS (Cost $2,735)		3,182

HARBOR COMMODITY FUNDS—4.0%
(Cost $170)
Shares		Value (000s)
26,057	Harbor Commodity Real Return Strategy Fund	161

HARBOR FIXED INCOME FUNDS—16.2%
6,033	Harbor Unconstrained Bond Fund	64
23,553	Harbor High-Yield Bond Fund	257
26,476	Harbor Bond Fund	323

TOTAL HARBOR FIXED INCOME FUNDS (Cost $649)		644

TOTAL INVESTMENTS—100.0% (Cost $3,554)		3,987

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,987

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—89.9%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—51.2%
41,264	Harbor Capital Appreciation Fund	$2,417
112,613	Harbor Mid Cap Growth Fund	1,223
76,429	Harbor Small Cap Growth Fund	1,114
236,494	Harbor Large Cap Value Fund	2,840
93,720	Harbor Mid Cap Value Fund	1,834
53,174	Harbor Small Cap Value Fund	1,344

		10,772

HARBOR INTERNATIONAL EQUITY FUNDS—38.7%
64,575	Harbor International Fund	4,619
187,995	Harbor International Growth Fund	2,495
43,908	Harbor Global Growth Fund	1,022

		8,136

TOTAL HARBOR EQUITY FUNDS (Cost $14,875)		18,908

HARBOR COMMODITY FUNDS—3.0%
(Cost $686)
Shares		Value (000s)
103,020	Harbor Commodity Real Return Strategy Fund	636

HARBOR FIXED INCOME FUNDS—7.1%
13,968	Harbor Unconstrained Bond Fund	149
54,465	Harbor High-Yield Bond Fund	595
61,300	Harbor Bond Fund	747

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,500)		1,491

TOTAL INVESTMENTS—100.0% (Cost $17,061)		21,035

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$21,035

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or July 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2014, each Fund held 10% or fewer of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 11% of Harbor Global Growth Fund, and 16% of Harbor Unconstrained Bond Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2014 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$14,053	$602	$(197)	$405
Harbor Target Retirement 2010 Fund	2,775	55	(32)	23
Harbor Target Retirement 2015 Fund	12,789	460	(185)	275
Harbor Target Retirement 2020 Fund	28,127	2,128	(344)	1,784
Harbor Target Retirement 2025 Fund	9,993	679	(83)	596
Harbor Target Retirement 2030 Fund	22,046	2,681	(259)	2,422
Harbor Target Retirement 2035 Fund	7,643	496	(35)	461
Harbor Target Retirement 2040 Fund	16,341	3,020	(120)	2,900
Harbor Target Retirement 2045 Fund	3,554	447	(14)	433
Harbor Target Retirement 2050 Fund	17,061	4,034	(60)	3,974

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary &

AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.TR.0714

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 26th day of September, 2014 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:                         /s/ David G. Van Hooser

David G. Van Hooser – Chairman, President and

Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser	Chairman, President and Trustee	September 26, 2014
	David G. Van Hooser	(Principal Executive Officer)

By:	/s/ Anmarie S. Kolinski	Treasurer (Principal Financial	September 26, 2014
	Anmarie S. Kolinski	and Accounting Officer)